       As filed with the U.S. Securities and Exchange Commission on July 6, 2007
                                                                File No. 2-73948
                                                               File No. 811-3258

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [X]
         Pre-Effective Amendment No. __                                      [ ]
         Post-Effective Amendment No. 91                                     [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [X]
         Amendment No. 92

                        (Check appropriate box or boxes.)

                      DFA INVESTMENT DIMENSIONS GROUP INC.
               (Exact Name of Registrant as Specified in Charter)

                    1299 Ocean Avenue, Santa Monica CA 90401
               (Address of Principal Executive Office) (Zip Code)

        Registrant's Telephone Number, including Area Code (310) 395-8005

           Catherine L. Newell, Esquire, Vice President and Secretary
                      DFA Investment Dimensions Group Inc.,
                1299 Ocean Avenue, Santa Monica, California 90401
                     (Name and Address of Agent for Service)

                  Please send copies of all communications to:

                            Mark A. Sheehan, Esquire
                      Stradley, Ronon, Stevens & Young, LLP
                            2600 One Commerce Square
                             Philadelphia, PA 19103
                                 (215) 564-8027

It is proposed that this filing will become effective (check appropriate box):

   __   immediately upon filing pursuant to paragraph (b)
   X    on July 8, 2007 pursuant to paragraph (b)
   __   60 days after filing pursuant to paragraph (a)(1)
   __   on [Date] pursuant to paragraph (a)(1)
   __   75 days after filing pursuant to paragraph (a)(2)
   __   on [Date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

____ This  post-effective  amendment  designates  a  new  effective  date  for a previously filed post-effective amendment.

--------------------------------------------------------------------------------
                      Title of Securities Being Registered:

                       U.S. Social Core Equity 2 Portfolio
--------------------------------------------------------------------------------

This   Post-Effective   Amendment   No.   91/92  to   Registration   File   Nos.
2-73948/811-3258 includes the following:

1.   FACING PAGE

2.   CONTENTS PAGE

3.   PART A -- Prospectus relating to the Registrant's U.S. Social Core Equity 2
     Portfolio series of shares

4.   PART A -- Statement of Additional  Information relating to the Registrant's
     U.S. Social Core Equity 2 series of shares

5.   PART C -- Other Information

6.   SIGNATURES

                               P R O S P E C T U S

                                  July 8, 2007

  Please carefully read the important information it contains before investing.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

  DFA Investment Dimensions Group Inc. is an investment company that offers a variety of investment portfolios. The Portfolio described in this Prospectus: o
   Has its own investment objective and policies, and is the equivalent of a separate mutual fund. o Is generally available only to institutional investors and clients of registered investment advisors. o Does not charge a sales commission or "load." o Is designed for long-term investors.

                       U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

 The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

                                TABLE OF CONTENTS

RISK/RETURN SUMMARY...........................................................1
         ABOUT THE PORTFOLIO..................................................1
         MANAGEMENT...........................................................1
         EQUITY INVESTMENT APPROACH...........................................1
         INVESTMENT OBJECTIVE, STRATEGIES, AND RISKS OF ......................1
          THE U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

RISK/RETURN SUMMARY

About the Portfolio

The Portfolio:

     o    Is  generally  offered  to  institutional  investors  and  clients  of registered investment advisors.

     o    Does not charge sales commissions or "loads."

     o    Is designed for long-term investors.

Management

Dimensional  Fund Advisors LP (the "Advisor") is the investment  manager for the
Portfolio.

Equity Investment Approach

The Advisor believes that equity investing should involve a long-term view and a focus on asset class (e.g., U.S.  securities)  selection,  not stock picking. It places priority on controlling expenses,  portfolio turnover, and trading costs.
Many other  investment  managers  concentrate on reacting to price movements and choosing individual securities.

Portfolio construction: Generally, the Advisor structures the Portfolio by:

     l.   Selecting a starting universe of securities (for example, all publicly traded U.S. common stocks).

     2.   Excluding the securities of certain  companies after analyzing various factors (for example, size or liquidity).

     3.   Excluding the securities of other companies based upon the Portfolio's social criteria.

     4.   Purchasing securities so the Portfolio is generally diversified within its targeted asset class.

See  "INVESTMENT  OBJECTIVE  AND   POLICIES--Applying   the  Portfolio's  Social
Criteria" for a description of the social criteria utilized by the Portfolio.

Investment  Objective,  Strategies,  and Risks of the U.S.  Social Core Equity 2
Portfolio

     o    Investment Objective: Long-term capital appreciation.

     o    Investment Strategy:  Purchase a broad portfolio of securities of U.S.
          operating companies with an increased exposure to small capitalization and value  companies,  while  excluding  securities of companies based upon the Portfolio's social issue screens.

     o    Principal   Risks:   Market  Risk,  Small  Company  Risk,  and  Social
          Investment Risk.

Principal Risks

Market Risk: Even a long-term  investment  approach  cannot  guarantee a profit.
Economic,  political,  and  issuer-specific  events  will  cause  the  value  of securities, and the Portfolio that owns them, to rise or fall. Because the value of your investment in the Portfolio will  fluctuate,  there is the risk that you may lose money.

Small  Company Risk:  Securities  of small  companies are often less liquid than those of large  companies.  As a result,  small  company  stocks  may  fluctuate relatively more in price.

Social  Investment  Risk:  The  Portfolio's  social issue  screens may limit the number of investment  opportunities available to the Portfolio, and as a result, at times the  Portfolio  may produce  more modest  gains than funds that are not subject to such special investment  conditions.  For example,  the Portfolio may decline to purchase certain  securities when it is otherwise  advantageous to do so, or the Portfolio may sell certain  securities  for social reasons when it is otherwise disadvantageous to do so.

Other Risks

Derivatives:  Derivatives are securities, such as futures contracts, whose value is derived  from that of other  securities  or indices.  The  Portfolio  may use derivatives, such as futures contracts and options on futures contracts, to gain market  exposure  on the  Portfolio's  uninvested  cash  pending  investment  in securities  or to maintain  liquidity to pay  redemptions.  Gains or losses from derivative  investments  may be  substantially  greater  than  the  derivatives'
original cost.

Securities Lending:  The Portfolio may lend its portfolio securities to generate additional  income.  Securities  lending involves the risk that the borrower may fail to return the  securities  in a timely  manner or at all. As a result,  the
Portfolio  may lose  money  and there may be a delay in  recovering  the  loaned securities.  The  Portfolio  also could lose  money if it does not  recover  the securities  and/or the value of the  collateral  falls,  including  the value of investments  made with cash  collateral.  Securities  lending  may have  certain
potential  adverse  tax  consequences.   See  "SECURITIES   LOANS"  for  further
information on securities lending.

Other Information

Commodity  Pool Operator  Exemption:  The Portfolio is operated by a person that has  claimed  an  exclusion  from the  definition  of the term  "commodity  pool operator" under the Commodity Exchange Act ("CEA"), and, therefore,  such person is not subject to registration or regulation as a pool operator under the CEA.

Risk and Return Bar Chart and Table

Performance information is not available for the Portfolio because it is new.

                                FEES AND EXPENSES

     This table  describes the fees and expenses you may pay if you buy and hold shares of the Portfolio.

     Shareholder Fees (fees paid directly from your investment): None

                         ANNUAL FUND OPERATING EXPENSES
               (expenses that are deducted from Portfolio assets)

Management Fee.............................................................0.25%
Other Expenses............................................................0.20%*
Acquired Fund Fees & Expenses................................................N/A

Total Annual Operating Expenses............................................0.45%
Fee Waiver.................................................................0.00%

Net Expenses.............................................................0.45%**

     *    "Other Expenses" are annualized expenses based on anticipated fees and expenses  payable by the  Portfolio  through  the fiscal  year  ending
          November 30, 2007.

     **   Pursuant to a Fee Waiver Agreement for the Portfolio,  the Advisor has
          agreed to waive all or a portion of its  management  fee to the extent necessary to reduce the Portfolio's  ordinary  operating expenses (not including expenses incurred through its investment in other investment companies)  ("Portfolio  Expenses")  up to the  amount  of  its  total management  fee  when  the  Portfolio  Expenses  exceed  0.60%  of the
          Portfolio's  average net assets on an  annualized  basis.  At any time that the  annualized  Portfolio  Expenses  are less than  0.60% of its average net assets on an  annualized  basis,  the Advisor  retains the right to seek  reimbursement  for any fees  previously  waived  to the
          extent  that  such   reimbursement  will  not  cause  the  Portfolio's
          annualized  expenses to exceed  0.60% of its  average net assets.  The
          Portfolio  is  not   obligated  to  reimburse  the  Advisor  for  fees
          previously  waived by the Advisor more than  thirty-six  months before the date of such  reimbursement.  The Fee Waiver Agreement will remain in effect for an initial  period  until April 1, 2008,  and then shall continue in effect from year to year thereafter, for one-year periods, unless terminated by DFA Investment Dimensions Group Inc. (the "Fund")
          or the Advisor.

                                     EXAMPLE

     This  Example is meant to help you  compare  the cost of  investing  in the
Portfolio with the cost of investing in other mutual funds.

     The Example  assumes that you invest  $10,000 in the Portfolio for the time periods  indicated  and  then  redeem  all of your  shares  at the end of  those periods. The Example also assumes that your investment has a 5% return each year and that the  Portfolio's  operating  expenses  remain the same.  Although  your actual  costs may be higher or lower,  based on these  assumptions,  your  costs would be as follows:

                                                    l Year       3 Years
U.S. Social Core Equity 2 Portfolio ..............   $46          $144

     Because  the  Portfolio  is new,  the  Example is based on the  anticipated expenses for the Portfolio for the current fiscal year, and does not extend over five- and ten-year periods.

                                   HIGHLIGHTS

Management Services

     The Advisor serves as investment advisor to the Portfolio.  See "MANAGEMENT
OF THE PORTFOLIO."

Purchase, Valuation, and Redemption of Shares

     The shares of the  Portfolio  are sold at net asset value.  The  redemption price of the shares of the Portfolio is also equal to the net asset value of its shares.  The value of the  Portfolio's  shares will fluctuate in relation to its own investment experience.  See "PURCHASE OF SHARES," "VALUATION OF SHARES," and
"REDEMPTION OF SHARES."

                        INVESTMENT OBJECTIVE AND POLICIES

Investment Objective and Policies

     The investment  objective of the Portfolio is to achieve  long-term capital appreciation.  The  Portfolio  seeks to  achieve  its  investment  objective  by purchasing a broad and diverse group of common stocks of U.S.  companies with an increased  exposure to small  capitalization and value companies relative to the
U.S.  Universe,   while  excluding   securities  of  companies  based  upon  the
Portfolio's social issue screens.  The Advisor defines the "U.S.  Universe" as a market  capitalization  weighted portfolio of U.S. operating companies listed on the New York Stock  Exchange  ("NYSE"),  American  Stock  Exchange  ("Amex") and
Nasdaq National  Market  ("Nasdaq").  The increased  exposure to small and value companies may be achieved by decreasing the allocation of the Portfolio's assets to the  largest  U.S.  growth  companies  relative  to their  weight in the U.S.
Universe,   which  would  result  in  a  greater  weight   allocation  to  small
capitalization  and value  companies.  An equity  issuer is  considered a growth company primarily  because it has a low,  non-negative book value in relation to its  market  capitalization.  An equity  issuer is  considered  a value  company primarily  because  it  has  a  high  book  value  in  relation  to  its  market capitalization.  In  assessing  growth  and  value,  the  Advisor  may  consider additional factors, such as  price-to-cash-flow or price-to-earnings  ratios, as well as economic conditions and developments in the issuer's industry.

     The  percentage  allocation of the assets of the Portfolio to securities of the largest U.S. growth  companies,  as defined above, will generally be reduced from between 5% and 35% of their  percentage  weight in the U.S.  Universe.  For example,  as of  December  31,  2006,  securities  of the  largest  U.S.  growth companies  comprised 26% of the U.S. Universe,  and if the Portfolio had been in operation, the Advisor would have allocated 7% of the Portfolio to securities of the largest U.S.  growth  companies.  The  percentage  by which the  Portfolio's allocation to securities  of the largest U.S.  growth  companies is reduced will
fluctuate  with  market  movements.   Additionally,   the  range  by  which  the
Portfolio's  percentage  allocation to the securities of the largest U.S. growth companies is reduced as compared to the U.S.  Universe  will change from time to time.

     As a non-fundamental policy, under normal circumstances, the Portfolio will invest at least 80% of its net assets in equity securities of U.S. companies. If the  Portfolio  changes  this  investment  policy,  the  Portfolio  will  notify shareholders at least 60 days before the change, and will change the name of the
Portfolio.

     The  Portfolio  also may  invest  in  exchange-traded  funds  ("ETFs")  and similarly  structured pooled  investments for the purpose of gaining exposure to the U.S. stock market while  maintaining  liquidity.  The Portfolio also may use derivatives, such as futures contracts and options on futures contracts, to gain market  exposure on  uninvested  cash pending  investment  in  securities  or to maintain  liquidity to pay  redemptions.  The  Portfolio  may enter into futures contracts  and  options on futures  contracts  for U.S.  equity  securities  and indices. In addition to money market instruments and short-term investments, the
Portfolio may invest in affiliated and unaffiliated  registered and unregistered money market funds to manage the  Portfolio's  cash pending  investment in other securities  or to maintain  liquidity  for the payment of  redemptions  or other purposes. Investments in money market funds may involve a duplication of certain fees and expenses.  The above-referenced  investments are not subject to, though they may incorporate, the Portfolio's Social Criteria.

Applying the Portfolio's Social Criteria

     The Portfolio  seeks to purchase  securities  that are consistent  with the
Portfolio's  social issue  screens.  The Fund has engaged an  independent  third party (the  "Social  Screen  Vendor") to monitor the  Portfolio's  social  issue screens. As of the date of this Prospectus,  KLD Research & Analytics,  Inc. has been engaged to be the Social Screen Vendor. The Portfolio seeks to exclude from its investment  portfolio those companies that are identified by the Portfolio's social issue screens,  as further discussed below. The Portfolio's  social issue screens are designed to identify:

     o    companies  that  earn at least  20% of their  total  business  revenue through the production  and/or sale of military weapons and/or weapons of mass destruction;

     o    companies that are engaged in certain for profit  business  activities in or with the Republic of the Sudan;

     o    companies  that  earn at least  15% of their  total  business  revenue through the production and/or sale of tobacco or alcohol products;

     o    companies that earn at least 20% of their total business  revenue from gambling activities;

     o    companies that directly participate in abortions;

     o    companies  that  manufacture   pharmaceuticals,   abortive  agents  or
          contraceptives;

     o    companies that earn at least 15% of their total business  revenue from publishing or selling pornographic materials;

     o    companies that are for-profit health care providers; and

     o    companies  whose  operations  have  had  major  recent   controversies
          relating to child labor infractions in the U.S. or abroad.

The Portfolio may modify this list of social issue screens, at any time, without prior shareholder approval or notice.

     The  Portfolio's  social  issue  screens  are  designed  to meet the social investing needs of shareholders;  the exclusion,  purchase,  or sale of specific securities in the Portfolio  should not be construed as reflecting a judgment by the Advisor or the Board of Directors of the Fund relating to any social issue.

     The  Portfolio  and the Advisor do not  determine  which  stocks to exclude pursuant to the Portfolio's social issue screens. Instead, the Portfolio and the
Advisor rely on the social  investment  research  provided by the Social  Screen
Vendor.  The Social  Screen  Vendor is  generally  in the  business of providing social investment  research on publicly traded companies.  Through its research, the Social Screen Vendor shall determine if and when a company's  activities are significant  enough to warrant  exclusion  under the  Portfolio's  social  issue screens.  The Social Screen Vendor may  periodically  modify its social criteria screening process.

     The Portfolio will endeavor not to buy any stock that fails the Portfolio's social issue screens as indicated in the research  provided by the Social Screen
Vendor.  Because of this approach, the Portfolio may not invest in certain types of  companies,  industries,  and segments of the U.S.  market.  The Advisor will endeavor to ensure that the  Portfolio's  investments  are  consistent  with the social issue screens,  but there can be no guarantee that every  investment will do so. Even if an  investment is not excluded by the social issue  screens,  the
Advisor has the option of excluding  the  investment  if it is  determined to be unsuitable.

     At times,  the Portfolio  may hold stocks that do not meet the  Portfolio's social  criteria,  because for  instance  the stocks  ceased  meeting the social criteria  after the Portfolio  bought them or the Portfolio  obtained the stocks despite the  Portfolio's  social  criteria due to inadvertent  error,  corporate action or  otherwise.  The Advisor  will seek to sell these stocks in an orderly manner. Although the Advisor will seek to minimize any adverse effect of holding or selling  these  stocks on the value of the  Portfolio's  investments,  to the extent  that  costs or  losses  are  realized  no  remuneration  will be due the
Portfolio.  Ordinarily,  the  Portfolio  will sell the stocks  within 90 days of determining  that the  stocks  do not meet the  social  criteria.  However,  the
Portfolio  will sell the stocks  after a longer  period if the Advisor  believes that  doing  so will  avoid  a loss  to the  overall  value  of the  Portfolio's investments.

                             PORTFOLIO TRANSACTIONS

     Securities  will not be  purchased or sold based on the  prospects  for the economy,  the securities  markets,  or the  individual  issuers whose shares are eligible for purchase.  Securities  that have  depreciated  in value since their acquisition  will not be sold solely  because  prospects  for the issuer are not considered  attractive  or due to an expected or realized  decline in securities prices in general.  Securities will not be sold to realize  short-term  profits, but when circumstances warrant, they may be sold without regard to the length of time held.  Securities,  including those eligible for purchase,  may be disposed of, however, at any time when, in the Advisor's judgment,  circumstances warrant their sale, including,  but not limited to, tender offers,  mergers, and similar transactions,  or bids made for block purchases at opportune prices.  Generally, securities  will be purchased  with the  expectation  that they will be held for longer  than one year and will be held  until such time as they are no longer an appropriate holding in light of the investment policies of the Portfolio.

                                SECURITIES LOANS

     The  Portfolio is  authorized  to lend  securities  to  qualified  brokers, dealers,  banks,  and other  financial  institutions  for the purpose of earning additional  income.  While the Portfolio may earn additional income from lending securities,  such  activity is  incidental  to the  investment  objective of the
Portfolio. The value of securities loaned may not exceed 33 1/3% of the value of the Portfolio's total assets,  which includes the value of collateral  received.
To the extent the  Portfolio  loans a portion of its  securities,  the Portfolio will  receive  collateral  consisting  generally  of  cash  or  U.S.  government securities,  which will be  maintained  by marking to market  daily in an amount equal to at least (i) 100% of the current market value of the loaned securities, with respect to securities of the U.S. government or its agencies,  (ii) 102% of the  current  market  value  of the  loaned  securities,  with  respect  to U.S.
securities, and (iii) 105% of the current market value of the loaned securities, with respect to foreign securities.  Subject to its stated investment  policies, the Portfolio may invest the  collateral  received for the loaned  securities in securities  of the  U.S.  government  or  its  agencies,  repurchase  agreements collateralized  by  securities  of the  U.S.  government  or its  agencies,  and registered and unregistered  money market funds. For purposes of this paragraph, agencies include both agency debentures and agency  mortgage-backed  securities.
In addition,  the  Portfolio  will be able to terminate the loan at any time and will receive  reasonable  interest on the loan,  as well as amounts equal to any dividends,  interest, or other distributions on the loaned securities.  However, dividend income received from loaned  securities may not be eligible to be taxed at qualified dividend income rates. See the Portfolio's  Statement of Additional
Information (the "SAI") for a further discussion of the tax consequences related to  securities  lending.  The  Portfolio  will be  entitled  to  recall a loaned security to vote  proxies or otherwise  obtain  rights to vote proxies of loaned securities if the Portfolio knows that a material event will occur. In the event of the bankruptcy of the borrower, the Fund could experience delay in recovering the loaned  securities or only recover cash or a security of  equivalent  value.
See "OTHER  RISKS--SECURITIES  LENDING" for a discussion of the risks related to securities lending.

                           MANAGEMENT OF THE PORTFOLIO

     The Advisor  serves as investment  advisor to the  Portfolio.  As such, the
Advisor  is  responsible  for the  management  of the  Portfolio's  assets.  The
Portfolio is managed using a team  approach.  The  investment  team includes the
Investment  Committee  of the Advisor,  portfolio  managers,  and other  trading personnel.

     The  Investment  Committee is composed  primarily  of certain  officers and directors  of the Advisor  who are  appointed  annually.  As of the date of this
Prospectus,  the Investment Committee has seven members.  Investment  strategies for the Portfolio are set by the Investment Committee,  which meets on a regular basis and also as needed to consider investment issues. The Investment Committee also sets and  reviews  all  investment  related  policies  and  procedures  and approves  any  changes in regards to approved  countries,  security  types,  and brokers.

     In  accordance  with the team approach  used to manage the  Portfolio,  the portfolio  managers and portfolio  traders implement the policies and procedures established by the Investment  Committee.  The portfolio  managers and portfolio traders also make daily investment decisions regarding the Portfolio,  including running  buy and sell  programs,  based  on the  parameters  established  by the
Investment Committee.  Robert T. Deere, the portfolio manager for the Portfolio, coordinates  the efforts of all other  portfolio  managers  with  respect to the day-to-day  management  of the Portfolio and other  domestic  equity  portfolios managed by the Advisor.

     Mr. Deere is a Senior  Portfolio  Manager and Vice President of the Advisor
and a member of the  Investment  Committee.  Mr. Deere received his MBA from the
University  of California at Los Angeles in 1991. He also holds a BS and BA from the University of California at San Diego.  Mr. Deere joined the Advisor in 1991 and has been  responsible  for the domestic  equity  portfolios  since 1994. The
Portfolio's  SAI provides  information  about Mr.  Deere's  compensation,  other accounts managed by Mr. Deere, and Mr. Deere's ownership of Portfolio shares.

     The Advisor  provides the Portfolio  with a trading  department and selects brokers and dealers to effect securities  transactions.  Securities transactions are placed with a view to  obtaining  best price and  execution.  The  Advisor's address is 1299 Ocean Avenue, Santa Monica, CA 90401.

     The Fund bears all of its own costs and  expenses,  including:  services of its independent registered public accounting firm, legal counsel,  Social Screen
Vendor,  brokerage fees, commissions,  and transfer taxes in connection with the acquisition and disposition of portfolio securities,  taxes, insurance premiums, costs  incidental to meetings of its  shareholders  and  directors,  the cost of filing its  registration  statements  under the federal  securities laws and the
cost  of  any  filings  required  under  state   securities  laws,   reports  to
shareholders,  and  transfer  and  dividend  disbursing  agency,  administrative services,  and custodian fees.  Expenses allocable to a particular  portfolio of the Fund are so allocated.  The expenses of the Fund that are not allocable to a particular  portfolio  are borne by each  portfolio on the basis of its relative net assets or equally.

     The  Advisor  has been  engaged in the  business  of  providing  investment management  services  since May 1981.  The Advisor is  currently  organized as a
Delaware  limited  partnership  and is  controlled  and  operated by its general partner, Dimensional Holdings Inc., a Delaware corporation. Prior to November 3,
2006, the Advisor was named  Dimensional Fund Advisors Inc. and was organized as a  Delaware  corporation.  As of the  date  of  this  Prospectus,  assets  under management total approximately $150 billion.

     A discussion  regarding the basis for the Board of Directors' approving the investment  management agreement with respect to the Portfolio will be available in future annual or semi-annual reports to shareholders of the Portfolio.

                DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES

Dividends and Distributions

     The  Portfolio  intends  to  qualify  each year as a  regulated  investment company under Subchapter M of the Internal  Revenue Code (the "Code").  As such, the Portfolio  generally  pays no federal  income tax on the income and gains it distributes  to  shareholders.  Dividends  from  net  investment  income  of the
Portfolio are  distributed  quarterly (on a calendar basis) and any net realized capital  gains  (after any  reductions  for  capital  loss  carry-forwards)  are distributed  at least annually after November 30. The Portfolio also may make an additional dividend  distribution from net investment income in November of each year.

     Shareholders  of  the  Portfolio  will  automatically  receive  all  income dividends and capital gains  distributions in additional shares of the Portfolio at net asset value (as of the business date following the dividend record date),
unless,   upon  written   notice  to  the  Advisor  and  completion  of  account
information, the shareholder selects one of the options listed below:

     Income  Option - to receive  income  dividends  in cash and  capital  gains distributions in additional shares at net asset value.

     Capital Gains Option - to receive capital gains  distributions  in cash and income dividends in additional shares at net asset value.

     Cash  Option  -  to  receive  both  income   dividends  and  capital  gains
distributions in cash.

     Every January, each shareholder will receive a statement that shows the tax status of dividends and distributions received the previous year.  Distributions declared  in  December  but paid in January  are taxable as if they were paid in
December.

     If a taxable shareholder invests in the Portfolio shortly before the record date of a taxable  distribution,  the  distribution  will lower the value of the
Portfolio's  shares by the  amount  of the  distribution  and,  in  effect,  the shareholder  will receive some of his  investment  back in the form of a taxable distribution.

Taxes

     In general, if a shareholder is a taxable investor, Portfolio distributions are taxable to the  shareholder at either  ordinary  income or capital gains tax
rates.  This  is  true  whether  the  shareholder  reinvests   distributions  in
additional  Portfolio  shares or receives  them in cash.  A  distribution  of an amount in excess of the  Portfolio's  taxable  income and capital gains realized during a taxable year is treated as a non-taxable return of capital that reduces a shareholder's tax basis in Portfolio shares.

     For federal  income tax  purposes,  Portfolio  distributions  of short-term capital gains are taxable to you as ordinary income.  Portfolio distributions of long-term  capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares. A portion of income dividends designated by a Portfolio may be qualified dividend income eligible for taxation by individual shareholders  at long-term  capital gains rates provided  certain holding period requirements are met.

     The sale of shares of the  Portfolio is a taxable event and may result in a capital gain or loss to  shareholders  who are subject to tax.  Capital gains or loss may be  realized  from an ordinary  redemption  of shares or an exchange of shares  between  two  Portfolios.  Any loss  incurred on sale or exchange of the
Portfolio's  shares, held for six months or less, will be treated as a long-term capital loss to the extent of capital gain  dividends  received  with respect to such shares.

     By law, the  Portfolio  is required to withhold  28% of taxable  dividends, capital gains distributions, and redemption proceeds paid to shareholders who do not provide their proper  taxpayer  identification  number and certain  required certifications. Shareholders may avoid this withholding requirement by providing
and  certifying  on  the  account   registration  form  their  correct  Taxpayer
Identification  Number  and by  certifying  that they are not  subject to backup withholding and are U.S. persons (including U.S. resident aliens). The Portfolio must also withhold if the IRS instructs it to do so.

     Non-U.S.  investors are subject to U.S.  withholding  tax at a 30% or lower treaty rate on dividends  paid by the Portfolio,  subject to limited  exemptions for dividends  designated  as capital gain  dividends,  short-term  capital gain
dividends,   interest-related  dividends,  and  exempt-interest  dividends.  The
exemptions  from   withholding   for  short-term   capital  gain  dividends  and
interest-related  dividends  sunset and will no longer apply to  dividends  paid with respect to taxable years of the Portfolio beginning after December 31, 2007 unless such  exemptions  are extended or made  permanent.  Notwithstanding  such exemptions,  non-U.S.  investors are subject to backup  withholding at a rate of
28% on dividends,  capital gains distributions,  and redemption proceeds paid to shareholders who fails to properly certify they are not U.S.  persons.  Non-U.S.
investors also may be subject to U.S. estate tax.

     In  addition  to federal  taxes,  shareholders  may be subject to state and local taxes on distributions from a portfolio and on gains arising on redemption or exchange of the  Portfolio's  shares.  Distributions  of interest  income and capital gains realized from certain types of U.S.  government  securities may be exempt from state personal income taxes.

     This discussion of "Dividends,  Capital Gains  Distributions  and Taxes" is
not intended or written to be used as tax advice.  Prospective  investors should consult the SAI.  Because  everyone's  tax situation is unique,  you should also consult  your tax  professional  about  federal,  state,  local or  foreign  tax consequences before making an investment in the Portfolio.

                               PURCHASE OF SHARES

Cash Purchases

     Investors  may purchase  shares of the  Portfolio by first  contacting  the
Advisor at (310) 395-8005 to notify the Advisor of the proposed investment.  The
Portfolio  generally is available for investment only by institutional  clients, clients of registered  investment advisors,  clients of financial  institutions, and a limited number of certain other investors as approved from time to time by the Advisor ("Eligible Investors"). Eligible Investors include employees, former employees,  shareholders  and directors of the Advisor and the Fund, and friends and family members of such persons.  All  investments are subject to approval of the Advisor,  and all investors  must complete and submit the necessary  account registration  forms in good  order.  The Fund  reserves  the right to reject any initial or  additional  investment  and to suspend the offering of shares of the
Portfolio.

     "Good order" with respect to the purchases of shares means that (1) a fully completed  and properly  signed  Account  Registration  Form and any  additional supporting  legal  documentation  required by the Advisor have been  received in legible form, and (2) the Advisor has been notified of the purchase by telephone and, if the  Advisor so  requests,  also in writing,  no later than the close of regular  trading on the NYSE (normally 1:00 p.m. PT) on the day of the purchase.
If an  order  to  purchase  shares  must be  cancelled  due to  nonpayment,  the purchaser will be  responsible  for any loss incurred by the Fund arising out of such  cancellation.  To recover any such loss,  the Fund  reserves  the right to redeem  shares  owned  by any  purchaser  whose  order  is  cancelled,  and such purchaser  may be  prohibited  or  restricted  in the manner of placing  further orders.

     Investors having an account with a bank that is a member or a correspondent of a member of the Federal  Reserve System may purchase  shares by first calling the Advisor at (310) 395-8005 to notify the Advisor of the proposed  investment, then requesting the bank to transmit immediately available funds (federal funds)
by wire to PNC Bank,  N.A. for the account of DFA  Investment  Dimensions  Group
Inc. (U.S. Social Core Equity 2 Portfolio).  Additional  investments also may be made through the wire  procedure by first  notifying the Advisor.  Investors who wish to purchase shares of the Portfolio by check should send their check to DFA
Investment  Dimensions  Group Inc.,  c/o PFPC Inc.,  P.O. Box 8916,  Wilmington,
Delaware 19899-8916.

     Payment of the total  amount due should be made in U.S.  dollars.  However, subject  to  approval  by the  Advisor,  payment  may  be  made  in  any  freely convertible  currency and the necessary  foreign exchange  transactions  will be arranged on behalf of, and at the expense of, the applicant. Applicants settling in any currency other than U.S. dollars are advised that a delay in processing a purchase or redemption may occur to allow for currency conversion.

     Shares also may be purchased  and sold by  individuals  through  securities firms that may charge a service fee or commission for such transactions. No such fee or commission  is charged on shares that are purchased or redeemed  directly from the Fund.  Investors who are clients of investment  advisory  organizations may also be subject to  investment  advisory  fees under their own  arrangements with such organizations.

In-Kind Purchases

     If  accepted  by the Fund,  shares of the  Portfolio  may be  purchased  in exchange for  securities  that are eligible for  acquisition by the Portfolio or otherwise  represented  in  its  portfolio  as  described  in  this  Prospectus.
Securities  accepted by the Fund for exchange and Portfolio  shares to be issued in the exchange  will be valued as set forth under  "VALUATION OF SHARES" at the time of the next  determination  of net asset value after such  acceptance.  All
dividends,   interests,   subscription,  or  other  rights  pertaining  to  such
securities  shall become the property of the  Portfolio and must be delivered to the Fund by the investor upon receipt from the issuer.

     The Fund will not accept securities in exchange for shares of the Portfolio unless:  (1) such  securities  are, at the time of the exchange,  eligible to be included,  or  otherwise  represented,  in  the  Portfolio  and  current  market
quotations  are  readily  available  for  such  securities;   (2)  the  investor
represents  and  agrees  that all  securities  offered to be  exchanged  are not subject  to any  restrictions  upon  their  sale  by  the  Portfolio  under  the
Securities  Act of 1933 or under the laws of the country in which the  principal market for such securities  exists,  or otherwise;  and (3) at the discretion of the Fund,  the value of any such security  (except U.S.  government  securities)
being exchanged,  together with other securities of the same issuer owned by the
Portfolio,  may not  exceed 5% of the net  assets of the  Portfolio  immediately after the  transaction.  The Fund will accept such securities for investment and not for resale.

     A gain or loss for federal  income tax purposes will  generally be realized by investors  who are subject to federal  taxation  upon the exchange  depending upon  the  cost  of  the  securities  or  local  currency  exchanged.  Investors interested in such  exchanges  should  contact the Advisor.  Purchases of shares will be made in full and fractional  shares  calculated to three decimal places.
In the interest of economy and convenience,  certificates for shares will not be issued.

                POLICY REGARDING EXCESSIVE OR SHORT-TERM TRADING

     The Portfolio is designed for  long-term  investors and is not intended for investors  that engage in  excessive  short-term  trading  activity  that may be harmful to the Portfolio, including but not limited to market timing. Short-term or  excessive  trading  into  and out of the  Portfolio  can  disrupt  portfolio management strategies, harm performance, and increase Portfolio expenses for all shareholders, including long-term shareholders who do not generate these costs.

     The Board of Directors of the Fund (the  "Board") has adopted a policy (the
"Trading  Policy")  and the  Advisor  and  DFA  Securities  Inc.  (collectively,
"Dimensional") and their agents have implemented the following procedures, which are designed to discourage  and prevent  market  timing or excessive  short-term trading in the Portfolio:  (i) trade activity  monitoring and purchase  blocking procedures, and (ii) use of fair value pricing.

     The Fund, Dimensional and their agents monitor trades and flows of money in and out of the  Portfolio  from time to time in an  effort  to detect  excessive short-term  trading  activities,  and for consistent  enforcement of the Trading
Policy.  The Fund  reserves  the  right to take the  actions  necessary  to stop excessive or  disruptive  trading  activities,  including  refusing or canceling purchase or exchange orders for any reason,  without prior notice,  particularly purchase or exchange  orders that the Fund believes are made on behalf of market timers.  The Fund,  Dimensional  and their agents reserve the right to restrict, refuse  or  cancel  any  purchase  or  exchange  request  made  by  an  investor indefinitely if the Fund or Dimensional believes that any combination of trading activity in the accounts is potentially  disruptive to the Portfolio.  In making such  judgments,  the  Fund  and  Dimensional  seek to act in a  manner  that is consistent  with the interests of  shareholders.  For purposes of applying these procedures,  Dimensional  may  consider  an  investor's  trading  history in the
Portfolio, and accounts under common ownership, influence or control.

     In  addition  to  the  Fund's  general  ability  to  restrict   potentially
disruptive  trading  activity  as  described  above,  the Fund also has  adopted purchase blocking  procedures.  Under the Fund's purchase  blocking  procedures, where  an  investor  has  engaged  in any  two  purchases  and  two  redemptions
(including  redemptions  that  are  part  of an  exchange  transaction)  in  the
Portfolio in any rolling 30 calendar day  monitoring  period  (i.e.,  two "round trips"),  the Fund and Dimensional  intend to block the investor from making any additional purchases in the Portfolio for 90 calendar days (a "purchase block").
If implemented,  a purchase block will begin at some point after the transaction that caused the investor to have engaged in the  prohibited  two  round-trips is detected by the Fund, Dimensional, or their agents. The Fund and Dimensional are permitted  to  implement a longer  purchase  block,  or  permanently  bar future purchases by an investor, if they determine that it is appropriate.

     Under the Fund's purchase blocking procedures,  the following purchases and redemptions  will not trigger a purchase block: (i) purchases and redemptions of shares having a value in each  transaction  of less than $5,000;  (ii) purchases and redemptions by U.S. registered investment companies that operate as funds of funds pursuant to Section 12(d)(1)(G) of the 1940 Act or an SEC exemptive order, and non-U.S.  investment  companies  that operate as funds of funds  (subject to monitoring  by  Dimensional);  (iii)  purchases  and  redemptions  by  a  feeder portfolio of a master fund's shares;  (iv) systematic or automated  transactions where the  shareholder,  financial  advisor  or  investment  fiduciary  does not exercise  direct  control over the  investment  decision;  (v)  retirement  plan contributions,  loans,  loan repayments and  distributions  (including  hardship withdrawals)  identified as such in the retirement plan  recordkeeper's  system;
(vi) purchase transactions  involving transfers of assets,  rollovers,  Roth IRA
conversions  and  IRA  recharacterizations;   (vii)  purchases  of  shares  with
Portfolio  dividends  or  capital  gain  distributions;   (viii)  transfers  and
reregistrations  of shares within the Portfolio;  and (ix)  transactions  by 529
Plans. Notwithstanding the Fund's purchase blocking procedures, all transactions in  Portfolio  shares are  subject to the right of the Fund and  Dimensional  to restrict  potentially  disruptive  trading  activity  (including  purchases  and redemptions  described  above that will not be subject to the purchase  blocking procedures).

     Commencing in October 2007, the Fund,  Dimensional or their  designees will have the  ability,  pursuant  to Rule  22c-2  under  the 1940  Act,  to  request information from financial  intermediaries,  such as 401(k) plan administrators, trust  companies and  broker-dealers  (together,  "Intermediaries"),  concerning trades placed in omnibus and other multi-investor  accounts (together,  "Omnibus
Accounts"),  in order to  attempt  to  monitor  trades  that are  placed  by the underlying  shareholders of these Omnibus  Accounts.  The Fund,  Dimensional and their designees will use the  information  obtained from the  Intermediaries  to monitor  trading in the Fund and to attempt to identify  shareholders in Omnibus
Accounts  engaged in trading  that is  inconsistent  with the Trading  Policy or otherwise not in the best interests of the Fund. The Fund,  Dimensional or their designees,  when they detect  trading  patterns in shares of the  Portfolio  (or other  portfolios  of the Fund)  that may  constitute  short-term  or  excessive trading,  will provide written  instructions to the  Intermediary to restrict or prohibit  further  purchases or exchanges of shares of the Portfolio  (and other portfolios  of the Fund) by a  shareholder  that has been  identified  as having engaged in  excessive  or  short-term  transactions  in the  Portfolio's  shares
(directly or  indirectly  through the  Intermediary's  account) that violate the
Trading Policy.

     The  ability  of the Fund and  Dimensional  to  impose  these  limitations, including  the purchase  blocking  procedures,  on investors  investing  through
Intermediaries is dependent on the receipt of information  necessary to identify transactions by the underlying  investors and the Intermediary's  cooperation in implementing  the  Trading  Policy.  Investors  seeking  to engage in  excessive short-term  trading  practices  may  deploy a  variety  of  strategies  to avoid detection,  and  despite  the  efforts  of the Fund and  Dimensional  to prevent excessive short-term trading,  there is no assurance that the Fund,  Dimensional or their agents will be able to identify  those  shareholders  or curtail  their trading  practices.  The ability of the Fund,  Dimensional  and their  agents to detect  and  limit  excessive  short-term  trading  also  may be  restricted  by operational systems and technological limitations.

     The purchase  blocking  procedures  of the Trading  Policy may not apply to redemptions by shareholders whose shares are held on the books of Intermediaries if the Intermediaries  have not adopted procedures to implement this Policy. The
Fund and Dimensional will work with  Intermediaries  to develop such policies to institute the purchase blocking procedures or other procedures that the Fund and
Dimensional  determine are reasonably  designed to achieve the objective of this
Trading  Policy.  At  the  time  the  Intermediaries   adopt  these  procedures,
shareholders  whose  accounts  are on the books of such  Intermediaries  will be subject to the Trading Policy's purchase blocking procedures or another frequent trading policy that achieves the objective of the purchase blocking  procedures.
Investors that invest in the Portfolio  through an  Intermediary  should contact the  Intermediary  for  information  concerning the policies and procedures that apply to the investor.

     As of the date of this Prospectus,  the ability of the Fund and Dimensional to apply the purchase blocking  procedures on purchases by all investors and the ability of the Fund and Dimensional to monitor trades through  Omnibus  Accounts maintained by Intermediaries  is severely limited due to systems  limitations of both the Fund's service providers and the Intermediaries.  The Fund expects that the application of the Trading Policy as described above, including the purchase blocking procedures  (subject to the limitations  described above), will be able to be implemented on or after  compliance  with Rule 22c-2 under the 1940 Act is required of Intermediaries.

     In  addition,  the  purchase  blocking  procedures  will  not  apply  to  a redemption  transaction in which the Portfolio  distributes portfolio securities to a shareholder  in-kind,  where the redemption  will not disrupt the efficient portfolio  management of the Portfolio and the redemption is consistent with the interests of the remaining shareholders of the Portfolio.

     In addition to monitoring trade activity,  the Board has adopted fair value pricing  procedures  that govern the pricing of the securities of the Portfolio.
These  procedures are designed to help ensure that the prices at which Portfolio shares are  purchased  and redeemed  are fair,  and do not result in dilution of shareholder  interests or other harm to  shareholders.  See the discussion under
"VALUATION OF  SHARES--Net  Asset Value" for additional  details  regarding fair value pricing of the Portfolio's securities.

     Although the  procedures  are designed to discourage  excessive  short-term trading,  none of the procedures  individually  nor all of the procedures  taken together can completely  eliminate the  possibility  that  excessive  short-term trading activity in the Portfolio may occur.

                               VALUATION OF SHARES

Net Asset Value

     The net asset  value per share of the  Portfolio  is  calculated  after the close of the NYSE  (normally,  1:00 p.m.  PT) by dividing the total value of the
Portfolio's  investments and other assets,  less any  liabilities,  by the total outstanding  shares  of the  stock of the  Portfolio.  The  Portfolio  generally calculates  its net asset value per share and accepts  purchase  and  redemption orders  on days  that  the  NYSE is open for  trading.  Note:  The time at which transactions  and shares are priced may be changed in case of an emergency or if the NYSE closes at a time other than 1:00 p.m. PT.

     The value of shares of the  Portfolio  will  fluctuate  in  relation to its investment  experience.  Securities  held by the  Portfolio  will be  valued  in accordance  with  applicable  laws and  procedures  adopted  by the  Board,  and generally, as described below.

     Securities held by the Portfolio  (including  over-the-counter  securities)
are  valued at the last  quoted  sale price of the day.  Securities  held by the
Portfolio  that are listed on Nasdaq are valued at the Nasdaq  Official  Closing
Price ("NOCP"). If there is no last reported sales price or NOCP of the day, the
Portfolio  values the  securities at the mean between the most recent quoted bid and asked  prices.  Price  information  on listed  securities  is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering  prices,  as  appropriate,  for purchase orders placed at the close of the NYSE.

     The value of the  securities and other assets of the Portfolio for which no market quotations are readily available (including  restricted  securities),  or for which market quotations have become unreliable, are determined in good faith at fair value in accordance  with  procedures  adopted by the Board of the Fund.
Fair value pricing may also be used if events that have a significant  effect on the value of an investment  (as  determined in the  discretion of the Investment
Committee of the Advisor) occur before the net asset value is  calculated.  When fair value pricing is used,  the prices of securities  used by the Portfolio may differ  from the quoted or  published  prices for the same  securities  on their primary markets or exchanges.

     Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market  quotations.  There can be no  assurance  that the  Portfolio  could  obtain the fair value  assigned  to a security if it were to sell the security at approximately  the time at which the
Portfolio  determines  its net asset value per share.  As a result,  the sale or redemption by the  Portfolio of its shares at net asset value,  at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

     Futures  contracts are valued using the settlement  price  established each day on the  exchange  on  which  they are  traded.  The  value  of such  futures contracts held by the Portfolio is determined each day as of such close.

Public Offering Price

     Provided  that the  transfer  agent has  received  the  investor's  Account
Registration  Form in good order and the custodian  has received the  investor's payment,  shares of the Portfolio will be priced at the public  offering  price, which is the net asset value of the shares next determined  after receipt of the investor's  funds by the custodian.  The transfer agent or the Fund may appoint, from time to time,  sub-transfer  agents  or  various  financial  intermediaries
("Intermediaries")  for the receipt of purchase orders,  redemption  orders, and funds  from  certain  investors.  Intermediaries,  in turn,  are  authorized  to designate other financial  intermediaries  ("Sub-designees") to receive purchase and redemption orders for the Portfolio's shares from investors. With respect to such  investors,  the  shares of the  Portfolio  will be  priced  at the  public
offering  price   calculated   after  receipt  of  the  purchase  order  by  the
Intermediary  or  Sub-designee,  as  applicable,  that is  authorized to receive purchase  orders.  If the  investor  buys  shares  through  an  Intermediary  or
Sub-designee,  the  purchase  price  will  be the  public  offering  price  next calculated after the Intermediary or Sub-designee,  as applicable,  receives the order,  rather than on the day the  custodian  receives the  investor's  payment
(provided that the Intermediary or Sub-designee, as applicable, has received the investor's  purchase order in good order, and the investor has complied with the
Intermediary's or Sub-designee's  payment  procedures).  No reimbursement fee or sales charge is imposed on purchases.

                               EXCHANGE OF SHARES

     Investors  may  exchange  shares of the  Portfolio  for  shares of  another portfolio  by first  contacting  the  Advisor  at (310)  395-8005  to notify the
Advisor of the proposed exchange and then completing a letter of instruction and mailing it to: DFA Investment Dimensions Group Inc. as follows:

                             Attn: Client Operations
                                1299 Ocean Avenue
                             Santa Monica, CA 90401

     The minimum  amount for an exchange  is  $100,000.  Contact the Advisor for information  regarding the portfolios  available for exchanges.  There is no fee imposed  on an  exchange.  However,  the Fund  reserves  the  right to impose an administrative  fee in  order to cover  the  costs  incurred  in  processing  an exchange.  Any such fee will be  disclosed  in the  Prospectus.  An  exchange is treated as a redemption and a purchase.  Therefore,  an investor could realize a taxable gain or loss on the  transaction.  The Fund reserves the right to revise or terminate the exchange privilege, limit the amount of or reject any exchange, or waive the minimum amount requirement as deemed necessary, at any time.

     Investors in the Portfolio also may exchange all or part of their Portfolio shares into certain portfolios of Dimensional  Investment Group Inc., subject to the  minimum  purchase  requirement  set  forth  in the  applicable  portfolio's prospectus.  Investors may contact the Advisor at the above-listed  phone number for more information on such exchanges and to request a copy of the prospectuses of portfolios of Dimensional Investment Group Inc.

     The  exchange  privilege is not  intended to afford  shareholders  a way to speculate  on  short-term  movements in the  markets.  Accordingly,  in order to prevent excessive use of the exchange privilege that may potentially disrupt the management of the Portfolio or otherwise adversely affect the Fund, any proposed exchange is subject to the approval of the Advisor.  Such  approval  will depend on: (i) the size of the proposed exchange; (ii) the prior number of exchanges by that  shareholder;  (iii) the nature of the  underlying  securities and the cash position  of  the  portfolios  involved  in  the  proposed  exchange;  (iv)  the transaction costs involved in processing the exchange;  and (v) the total number of redemptions by exchange  already made out of the Portfolio.  Excessive use of the exchange  privilege is defined as any pattern of exchanges among  portfolios by an investor that evidences market timing.

     The  redemption  and purchase  prices of shares  redeemed and  purchased by exchange,  respectively,  are the net asset  values  next  determined  after the
Advisor has received a letter of instruction in good order. "Good order" means a completed  letter of  instruction  specifying the dollar amount to be exchanged, signed by all registered owners of the shares;  and if the Fund does not have on file  the  authorized  signatures  for the  account,  proof of  authority  and a guarantee of the signature of each  registered  owner by an "eligible  guarantor institution."  Such  institutions  generally  include  national or state  banks, savings associations,  savings and loan associations,  trust companies,  savings banks, credit unions, and members of a recognized stock exchange. Exchanges will be accepted  only if stock  certificates  have not been issued and the shares of the  Portfolio  being  acquired  are  registered  in  the  investor's  state  of residence.

                              REDEMPTION OF SHARES

Redemption Procedure

     Investors who desire to redeem  shares of the Portfolio  must first contact the Advisor at (310) 395-8005. The Portfolio will redeem shares at the net asset value of such shares next determined,  either: (1) where stock certificates have not been  issued,  after  receipt of a written  request for  redemption  in good order,  by the  transfer  agent (or by an  Intermediary  or a  Sub-designee,  if applicable), or (2) if stock certificates have been issued, after receipt of the stock  certificates  in good order at the office of the  transfer  agent.  "Good order"  means that the  request to redeem  shares  must  include  all  necessary documentation,  to be received in writing by the Advisor no later than the close of regular  trading  on the NYSE  (normally  1:00 p.m.  PT),  including  but not limited to: the stock  certificate(s),  if issued;  a letter of instruction or a stock  assignment  specifying  the  number  of  shares  or  dollar  amount to be redeemed,  signed  by  all  registered  owners  (or  authorized  representatives thereof)  of the  shares;  and if the Fund does not have on file the  authorized signatures for the account,  proof of authority and a guarantee of the signature of each registered  owner by an eligible  guarantor  institution;  and any other required supporting legal documents.  A signature guarantee may be obtained from a domestic bank or trust company,  broker,  dealer,  clearing  agency or savings association  who are  participants  in a  medallion  program  recognized  by the
Securities  Transfer  Association.  The three recognized  medallion programs are
Securities Transfer Agents Medallion Program (STAMP),  Stock Exchanges Medallion
Program (SEMP), and New York Stock Exchange,  Inc.  Medallion  Signature Program
(MSP).  Signature  guarantees  that are not a part of these programs will not be accepted.

     Shareholders  redeeming shares for which certificates have not been issued, who have  authorized  redemption  payment by wire in writing,  may request  that redemption  proceeds  be paid in  federal  funds  wired  to the bank  they  have designated in writing.  The Fund reserves the right to send redemption  proceeds by check in its discretion; a shareholder may request overnight delivery of such check  at the  shareholder's  own  expense.  If the  proceeds  are  wired to the shareholder's  account  at a bank  that is not a member of the  Federal  Reserve
System,  there could be a delay in crediting the funds to the shareholder's bank account.  The Fund  reserves the right at any time to suspend or  terminate  the redemption by wire procedure after prior notification to shareholders. No fee is charged for redemptions.  The redemption of all shares in an account will result in the account being closed.  A new Account  Registration  Form will be required for future  investments.  See  "PURCHASE OF SHARES." In the interests of economy and convenience, certificates for shares are not issued.

     Although the redemption  payments will ordinarily be made within seven days after  receipt,  payment to investors  redeeming  shares that were  purchased by check  will not be made  until the Fund can  verify  that the  payments  for the purchase  have  been,  or will be,  collected,  which may take up to ten days or more.  Investors may avoid this delay by submitting a certified check along with the purchase order.

Redemption of Small Accounts

     With  respect to the  Portfolio,  the Fund  reserves  the right to redeem a shareholder's  account  if the value of the shares in the  Portfolio  is $500 or less because of redemptions by the  shareholder.  Before the Fund  involuntarily redeems  shares from such an account and sends the proceeds to the  shareholder, the Fund will give written notice of the redemption to the  shareholder at least sixty days before the redemption date. The shareholder will then have sixty days from the date of the notice to make an  additional  investment in order to bring the value of the shares in the account for the  Portfolio  to more than $500 and avoid  such  involuntary  redemption.  The  redemption  price  to be  paid  to a shareholder  for  shares  redeemed  by the Fund  under  this  right  will be the aggregate  net asset value of the shares in the account at the close of business on the redemption date.

In-Kind Redemptions

     When in the best  interests  of the  Portfolio,  it may  make a  redemption payment, in whole or in part, by a distribution of portfolio  securities in lieu of  cash.  Such  distributions  will be  made in  accordance  with  the  federal securities  laws and  regulations  governing  mutual funds.  Investors may incur brokerage  charges and other  transaction  costs  selling  securities  that were received in payment of redemptions.

                        DISCLOSURE OF PORTFOLIO HOLDINGS

     The  Portfolio  generally  will  disclose  up to its 25  largest  portfolio holdings (other than cash and cash equivalents) and the percentages that each of these largest portfolio holdings represent of the total assets of the Portfolio, as of the  most  recent  month-end,  online  at the  Advisor's  public  website,
http://www.dfaus.com,  within 20 days after the end of each month. The Portfolio also generally will disclose its complete  portfolio  holdings  (other than cash and cash equivalents),  as of month-end, online at the Advisor's public website, three months  following the month-end.  Please consult the SAI for a description of the other  policies and  procedures  that govern  disclosure of the portfolio holdings by the Portfolio.

                        DELIVERY OF SHAREHOLDER DOCUMENTS

     To eliminate  duplicate  mailings and reduce  expenses,  the  Portfolio may deliver a single copy of certain shareholder documents,  such as this Prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are  registered in different  names.  This practice is known as
"householding." The Portfolio will not household personal information documents, such as account  statements.  If you do not want the mailings of these documents to be combined  with those of other  members of your  household,  please call us collect  at (310)  395-8005.  We will  begin  sending  individual  copies of the shareholder documents to you within 30 days of receiving your request.

                                SERVICE PROVIDERS

--------------------------------------------------------------------------------------------------------------------
                   Investment Advisor                     Accounting Services, Dividend Disbursing, and Transfer
                                                                                   Agent
              DIMENSIONAL FUND ADVISORS LP
                   1299 Ocean Avenue                                             PFPC INC.
                 Santa Monica, CA 90401                                    400 Bellevue Parkway
                Tel. No. (310) 395-8005                                    Wilmington, DE 19809
--------------------------------------------------------------------------------------------------------------------
                       Custodian                                               Legal Counsel

                   PFPC TRUST COMPANY                              STRADLEY, RONON, STEVENS & YOUNG, LLP
                  301 Bellevue Parkway                                   2600 One Commerce Square
                  Wilmington, DE 19809                                  Philadelphia, PA 19103-7098
--------------------------------------------------------------------------------------------------------------------
     Independent Registered Public Accounting Firm                         Social Screen Vendor

               PRICEWATERHOUSECOOPERS LLP                              KLD RESEARCH & ANALYTICS, INC
                  Two Commerce Square                                  250 Summer Street, 4th Floor
                       Suite 1700                                             Boston, MA 02210
                   2001 Market Street
              Philadelphia, PA 19103-7042
--------------------------------------------------------------------------------------------------------------------

Other Available Information

You  can  find  more  information  about  the  Fund  and  the  Portfolio  in the
Portfolio's SAI and Annual and Semi-Annual Reports.

Statement of Additional  Information.  The SAI  supplements,  and is technically part of, this  Prospectus.  It includes an  expanded  discussion  of  investment practices, risks, and fund operations.

Annual and Semi-Annual Reports to Shareholders. These reports focus on Portfolio holdings and performance. The Annual Report also discusses the market conditions and investment strategies that significantly  affected the Portfolio in its last fiscal year. The Portfolio is new so these reports are not yet available for the
Portfolio.

Request free copies from:

     o    Your  investment  advisor - you are a client of an investment  advisor who has invested in the Portfolio on your behalf.

     o    The  Fund  -  you  represent  an  institutional  investor,  registered investment advisor or other qualifying investor. Call collect at (310)
          395-8005.

     o    Access them on our website at http://www.dfaus.com.

     o    Access  them on the  EDGAR  Database  in the  SEC's  Internet  site at
          http://www.sec.gov.

     o    Review and copy them at the SEC's Public  Reference Room in Washington
          D.C. (phone 1-800-SEC-0330).

     o    Request  copies  from  the  Public  Reference   Section  of  the  SEC,
          Washington,  D.C.  20549-0102  or at  publicinfo@sec.gov  (you will be charged a copying  fee).  Information  on the  operation  of the SEC's
          public   reference   room  is   available   by  calling   the  SEC  at
          1-202-551-8090.

Dimensional Fund Advisors LP
1299 Ocean Avenue
Santa Monica, CA 90401
(310) 395-8005

DFA Investment Dimensions Group Inc.--Registration No. 811-3258

                       U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

                      DFA Investment Dimensions Group Inc.

                1299 Ocean Avenue, Santa Monica, California 90401
                            Telephone: (310) 395-8005

                       STATEMENT OF ADDITIONAL INFORMATION

                                  July 8, 2007

     This statement of additional  information  ("SAI") relates to the shares of
U.S.  Social  Core  Equity  2  Portfolio  (the  "Portfolio")  of DFA  Investment
Dimensions Group Inc. (the "Fund").

     This SAI is not a  prospectus  but should be read in  conjunction  with the
Prospectus of the  Portfolio,  dated July 8, 2007, as amended from time to time.
As of July 8,  2007,  the  Portfolio  had not yet  commenced  operations,  so no financial information is shown for the Portfolio in the Fund's annual report for the fiscal year ended November 30, 2006. The Prospectus and annual report can be obtained  by  writing to the Fund at the above  address or by calling  the above telephone number.

                     PORTFOLIO CHARACTERISTICS AND POLICIES

     The following  information  supplements  the  information  set forth in the
Prospectus of the Portfolio. Capitalized terms not otherwise defined in this SAI have the meaning assigned to them in the Prospectus.

     Dimensional Fund Advisors LP (the "Advisor")  serves as investment  advisor to the Portfolio. The Advisor is organized as a Delaware limited partnership and is controlled  and operated by its general  partner,  Delaware  Holdings Inc., a
Delaware  corporation.  Prior  to  November  3,  2006,  the  Advisor  was  named
Dimensional Fund Advisors Inc. and was organized as a Delaware corporation.

     The  Portfolio  is  diversified  under  the  federal  securities  laws  and regulations.

     Because the  structure of the  Portfolio  is based on the  relative  market capitalizations  of eligible  holdings,  it is possible that the Portfolio might include at least 5% of the outstanding voting securities of one or more issuers.
In such  circumstances,  the Portfolio and the issuer would be deemed affiliated
persons  and  certain   requirements  under  the  federal  securities  laws  and
regulations  regulating dealings between mutual funds and their affiliates might become applicable.  However, based on the present  capitalizations of the groups of companies  eligible for inclusion in the Portfolio and the anticipated amount of the Portfolio's assets intended to be invested in such securities, management does not anticipate  that the Portfolio will include as much as 5% of the voting securities of any issuer.

                             BROKERAGE TRANSACTIONS

     Portfolio  transactions  will be placed with a view to  receiving  the best price and execution.  In addition,  the Advisor will seek to acquire and dispose of securities in a manner that would cause as little  fluctuation  in the market prices of stocks being purchased or sold as possible in light of the size of the transactions  being  effected,  and brokers will be selected with these goals in view. The Advisor  monitors the performance of brokers that effect  transactions for the  Portfolio to determine  the effect that their trading has on the market prices of the securities in which the Portfolio invests. The Advisor also checks the rate of  commission  being paid by the Portfolio to its brokers to ascertain that the rates are  competitive  with those charged by other brokers for similar services.

     Transactions  also may be placed with  brokers who provide the Advisor with investment research, such as reports concerning individual issuers,  industries, and general  economic and financial  trends,  and other research  services.  The
Investment  Advisory Agreement of the Portfolio permits the Advisor knowingly to pay  commissions  on these  transactions  that are greater than another  broker, dealer,  or  exchange  member  might  charge  if the  Advisor,  in  good  faith, determines that the commissions  paid are reasonable in relation to the research or brokerage  services  provided by the broker or dealer when viewed in terms of either a particular transaction or the Advisor's overall responsibilities to the accounts under its management.  Research  services  furnished by brokers through whom  securities  transactions  are  effected  may be  used  by the  Advisor  in servicing  all of its  accounts  and not all  such  services  may be used by the
Advisor with respect to the Portfolio.

     Subject to obtaining best price and execution,  transactions  may be placed with  brokers  that  have  assisted  in the sale of Fund  shares.  The  Advisor, however,  pursuant to policies and procedures approved by the Board of Directors of the Fund,  is  prohibited  from  selecting  brokers and dealers to effect the
Portfolio's  portfolio securities  transactions based (in whole or in part) on a broker's or dealer's  promotion or sale of shares issued by the Portfolio or any other registered investment companies.

     Some companies  eligible for purchase by the Portfolio may be thinly traded securities.  Therefore,  the Advisor  believes it needs maximum  flexibility  to effect trades on a best execution basis. To that end, the Advisor places buy and
sell  orders  for  the  Portfolio  with  market  makers,   third-party  brokers,
electronic  communications  networks  ("ECNs"),  and with  dealers  on an agency basis.  Third-party brokers enable the Advisor to trade with other institutional holders  directly on a net basis.  This allows the  Advisor  sometimes  to trade larger blocks than would be possible by going through a single market maker.

     ECNs,  such as  Instinet,  are  electronic  information  and  communication
networks  whose  subscribers   include  most  market  makers  as  well  as  many
institutions.  Such ECNs charge a  commission  for each trade  executed on their systems.  For example, on any given trade, the Portfolio,  by trading through an
ECN,  could  pay a spread to a dealer  on the  other  side of the  trade  plus a commission  to the  ECN.  However,  placing  a buy  (or  sell)  order  on an ECN communicates to many  (potentially  all) market makers and institutions at once.
This can create a more  complete  picture of the  market and thus  increase  the likelihood  that the Portfolio  can effect  transactions  at the best  available prices.

     Because the Portfolio had not commenced investment  operations prior to the date of this SAI, the Portfolio has not incurred any brokerage  commissions that are required to be reported.

                             INVESTMENT LIMITATIONS

     The  Portfolio  has  adopted  certain  limitations  that may not be changed without the approval of a majority of the outstanding  voting  securities of the
Portfolio.  A  "majority"  is  defined as the lesser of: (1) at least 67% of the voting  securities  of the  Portfolio  (to be affected by the  proposed  change)
present at a meeting,  if the holders of more than 50% of the outstanding voting securities  of the Portfolio are present or  represented  by proxy,  or (2) more than 50% of the outstanding voting securities of such Portfolio.

     The Portfolio will not:

     (1)  purchase or sell real estate, unless acquired as a result of ownership of securities or other  instruments and provided that this restriction does not prevent the Portfolio  from investing in issuers that invest, deal, or otherwise  engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein;

     (2)  purchase or sell physical commodities,  unless acquired as a result of ownership of  securities or other  instruments  and provided that this
          restriction   does  not  prevent  the   Portfolio   from  engaging  in
          transactions  involving  futures  contracts  and  options  thereon  or investing in securities that are secured by physical commodities;

     (3)  make loans to other  persons,  except:  (a) through the lending of its portfolio  securities;  (b) through the  purchase of debt  securities, loan  participations  and/or  engaging in direct  corporate  loans for investment  purposes in accordance with its investment  objectives and policies;  and (c) to the extent the entry into a repurchase agreement is deemed to be a loan;

     (4)  purchase  the  securities  of any one  issuer  (other  than  the  U.S.
          government or any of its agencies or  instrumentalities  or securities of other  investment  companies) if immediately  after such investment
          (a) more than 5% of the value of the Portfolio's total assets would be invested in such issuer or (b) more than 10% of the outstanding voting securities of such issuer would be owned by the Portfolio, except that up to 25% of the value of the Portfolio's total assets may be invested without regard to such 5% and 10% limitations;

     (5)  borrow money, except that it may: (a) borrow from banks (as defined in the 1940 Act) or other financial institutions in amounts up to 33 1/3%
          of its total assets  (including the amount  borrowed),  and (b) to the extent  permitted by applicable  law, borrow up to an additional 5% of its total assets for temporary purposes;

     (6)  issue senior  securities  (as such term is defined in Section 18(f) of the 1940 Act), except to the extent permitted under the 1940 Act;

     (7)  engage in the business of  underwriting  securities  issued by others;
          and

     (8)  concentrate  (invest more than 25% of its net assets) in securities of issuers in a  particular  industry  (other than  securities  issued or guaranteed by the U.S. government or any of its agencies or securities of other investment companies).

     Although not a fundamental  policy  subject to  shareholder  approval,  the
Portfolio  does not intend to invest more than 15% of its net assets in illiquid securities.

     With respect to the  investment  limitation  described  in 5(a) above,  the
Portfolio  will  maintain  asset  coverage of at least 300% (as described in the
1940 Act),  inclusive of any amounts  borrowed.  With respect to the  investment limitation described in 5(b) above, the Portfolio will segregate assets to cover the amount borrowed by the Portfolio. The Portfolio does not currently intend to borrow money for investment purposes.

     Subject to future  regulatory  guidance,  for purposes of those  investment limitations  identified  above that are based on total  assets,  "total  assets"
refers to the assets that the Portfolio  owns,  and does not include assets that the Portfolio does not own but over which it has effective control. For example, when applying a percentage  investment limitation that is based on total assets, the  Portfolio  will exclude  from its total assets those assets that  represent collateral received by the Portfolio for its securities lending transactions.

     Unless otherwise indicated,  all limitations  applicable to the Portfolio's investments  apply  only at the  time  that a  transaction  is  undertaken.  Any subsequent  change in a rating  assigned by any rating  service to a security or change  in  the  percentage  of  the  Portfolio's  assets  invested  in  certain securities or other  instruments  resulting  from market  fluctuations  or other changes in the  Portfolio's  total  assets  will not require  the  Portfolio  to dispose of an investment until the Advisor  determines that it is practicable to sell or closeout the investment without undue market or tax consequences. In the event that ratings services assign different  ratings to the same security,  the
Advisor will  determine  which  rating the Advisor  believes  best  reflects the security's quality and risk at that time, which may be the higher of the several assigned ratings.

                                FUTURES CONTRACTS

     The  Portfolio may use futures  contracts and options on futures  contracts for non-hedging  purposes as a substitute for direct  investment or to allow the
Portfolio to remain fully invested while  maintaining the liquidity  required to pay redemptions.

     Futures  contracts provide for the future sale by one party and purchase by another party of a specified amount of defined  securities at a specified future time and at a specified  price.  Futures  contracts that are  standardized as to maturity date and underlying financial instrument are traded on national futures exchanges.  The Portfolio  will be required to make a margin  deposit in cash or government  securities with a futures commission merchant (an "FCM") to initiate and maintain positions in futures contracts. Minimal initial margin requirements
are  established  by  the  futures   exchange  and  FCMs  may  establish  margin
requirements  that are higher than the  exchange  requirements.  After a futures contract  position  is  opened,  the value of the  contract  is marked to market daily. If the futures  contract price changes,  to the extent that the margin on deposit does not satisfy margin requirements,  payment of additional "variation"
margin  to be held by the FCM will be  required.  Conversely,  reduction  in the contract value may reduce the required margin resulting in a repayment of excess margin to the custodial account of the Portfolio.  Variation margin payments may be made to and from the futures broker for as long as the contract remains open.
The  Portfolio  expects to earn  income on its margin  deposits.  The  Portfolio intends to limit its futures-related investment activity so that other than with respect to bona fide hedging  activity (as defined in Commodity  Futures Trading
Commission  ("CFTC")  General  Regulations  Section  1.3(z)):  (i) the aggregate initial  margin and premiums paid to establish  commodity  futures and commodity option contract  positions  (determined at the time the most recent position was established)  do not  exceed  5% of the  liquidation  value  of the  Portfolio's portfolio, after taking into account unrealized profits and unrealized losses on any such contracts the Portfolio has entered into (provided that, in the case of an option that is in-the-money at the time of purchase,  the in-the-money amount may be excluded in calculating  such 5%  limitation),  or (ii) the aggregate net
"notional  value"  (i.e.,  the size of a commodity  futures or commodity  option contract in contract units (taking into account any multiplier  specified in the contract),  multiplied by the current  market price (for a futures  contract) or strike  price  (for an  option  contract)  of each such  unit) of all  non-hedge commodity  futures and commodity option contracts that the Portfolio has entered into (determined at the time the most recent position was established)  does not exceed the  liquidation  value of the Portfolio's  portfolio,  after taking into account  unrealized profits and unrealized losses on any such contracts that the
Portfolio has entered into.

     Positions in futures  contracts  may be closed out only on an exchange that provides a secondary  market.  However,  there can be no assurance that a liquid secondary market will exist for any particular  futures contract at any specific time.  Therefore,  it might not be possible to close a futures  position and, in the event of  adverse  price  movements,  the  Portfolio  would  continue  to be required  to make  variation  margin  deposits.  In such  circumstances,  if the
Portfolio has insufficient  cash, it might have to sell portfolio  securities to meet daily margin  requirements at a time when it might be disadvantageous to do
so.  Management  intends to minimize the  possibility  that it will be unable to close out a futures  contract by only  entering  into futures that are traded on national futures  exchanges and for which there appears to be a liquid secondary
market.   Pursuant  to  published  positions  of  the  Securities  and  Exchange
Commission  (the  "SEC")  and  interpretations  of the  staff  of the  SEC,  the
Portfolio (or its custodian) is required to maintain  segregated  accounts or to segregate assets through notations on the books of the custodian,  consisting of liquid  assets  (or,  as  permitted  under  applicable  regulations,  enter into offsetting  positions) in connection with its futures  contract  transactions in
order  to  cover  its  obligations   with  respect  to  such  contracts.   These
requirements are designed to limit the amount of leverage that the Portfolio may use by entering into future transactions.

                            CASH MANAGEMENT PRACTICES

     The Portfolio engages in cash management  practices in order to earn income on uncommitted cash balances.  Generally, cash is uncommitted pending investment in other securities, payment of redemptions, or in other circumstances where the
Advisor believes liquidity is necessary or desirable. For example, the Portfolio may make cash  investments  for temporary  defensive  purposes during periods in which market, economic, or political conditions warrant.

     The  Portfolio  may invest cash in  short-term  repurchase  agreements.  In addition, the Portfolio may invest a portion of its assets,  ordinarily not more than 20%,  in money  market  instruments,  debt  securities  that at the time of purchase have an investment  grade rating by a rating agency or are deemed to be investment  grade by the  Advisor,  freely  convertible  currencies,  shares  of affiliated  and  unaffiliated  registered and  unregistered  money market funds, index futures contracts, and options thereon. Investments in money market mutual funds may involve a duplication of certain fees and expenses.  The 20% guideline is not an absolute limitation,  but the Portfolio does not expect to exceed this guideline under normal circumstances.

                              EXCHANGE TRADED FUNDS

     The  Portfolio  also may  invest  in  exchange-traded  funds  ("ETFs")  and similarly  structured pooled  investments for the purpose of gaining exposure to the equity markets while maintaining liquidity.  An ETF is an investment company whose goal is to track or replicate a desired index, such as a sector, market or global segment.  ETFs are passively managed,  and traded similarly to a publicly traded company. The risks and costs of investing in ETFs are similar to those of investing  in a publicly  traded  company.  The goal of an ETF is to  correspond generally to the price and yield performance,  before fees and expenses,  of its underlying index. The risk of not correlating to the index is an additional risk to the investors of ETFs. When the Portfolio invests in an ETF,  shareholders of the Portfolio bear their  proportionate  share of the underlying  ETF's fees and expenses.  ETFs in which the  Portfolio  invests are not subject to, though they
may  incorporate,   the  Portfolio's  Social  Criteria.   (See  the  Portfolio's
Prospectus for information regarding the Portfolio's Social Criteria.)

                             DIRECTORS AND OFFICERS

     The Board of  Directors of the Fund is  responsible  for  establishing  the
Fund's policies and for overseeing the management of the Fund.

     The Board of Directors has two standing committees, the Audit Committee and the  Portfolio  Performance  and  Service  Review  Committee  (the  "Performance
Committee"). The Audit Committee is comprised of George M. Constantinides, Roger
G.  Ibbotson,  and Abbie J.  Smith.  Each  member of the  Audit  Committee  is a disinterested  Director.  The Audit  Committee for the Board oversees the Fund's accounting and financial  reporting policies and practices,  the Fund's internal controls,  the Fund's financial  statements and the independent  audits thereof, and performs  other  oversight  functions  as requested by the Board.  The Audit
Committee for the Board  recommends the  appointment  of the Fund's  independent registered  public accounting firm and also acts as a liaison between the Fund's independent  registered  public  accounting firm and the full Board.  There were four Audit  Committee  meetings  for the Fund held  during the fiscal year ended
November 30, 2006.

     The  Performance  Committee  is  comprised  of Messrs.  Constantinides  and
Ibbotson, Ms. Smith, John P. Gould, Myron S. Scholes, and Robert C. Merton. Each
member of the Fund's  Performance  Committee is a  disinterested  Director.  The
Performance Committee regularly reviews and monitors the investment  performance of the Fund's series,  including the Portfolio,  and reviews the  performance of the Fund's service  providers.  There were three Performance  Committee meetings held during the fiscal year ended November 30, 2006.

     Certain biographical  information for each disinterested  Director and each interested  Director of the Fund is set forth in the tables  below,  including a description  of each  Director's  experience  as a Director of the Fund and as a director  or  trustee  of  other  funds,  as well as other  recent  professional experience.

Disinterested Directors

---------------------- --------- ---------- -------------------------------- ---------------- ------------------------
                                 Term of
                                 Office(1)
                                 and                                            Portfolios
                                 Length                                       within the DFA
                                 of           Principal Occupation During    Fund Complex(2)  Other Directorships of
Name, Address and Age  Position  Service              Past 5 Years               Overseen      Public Companies Held
---------------------- --------- ---------- -------------------------------- ---------------- ------------------------
George M.              Director  Since      Leo Melamed Professor of         87 portfolios
Constantinides                   1983       Finance, Graduate School of      in 4
Graduate School of                          Business, University of          investment
Business, University                        Chicago.                         companies
of Chicago
5807 S. Woodlawn
Avenue
Chicago, IL 60637
Age: 59
---------------------- --------- ---------- -------------------------------- ---------------- ------------------------
John P. Gould          Director  Since      Steven G. Rothmeier              87 portfolios    Trustee, Harbor Fund
Graduate School of               1986       Distinguished Service            in 4             (registered investment
Business, University                        Professor of Economics,          investment       company) (14
of Chicago                                  Graduate School of Business,     companies        Portfolios) (since
5807 S. Woodlawn                            University of Chicago (since                      1994).
Avenue                                      1965). Member of the Board of
Chicago, IL 60637                           Milwaukee Mutual Insurance
Age: 68                                     Company (since 1997). Member
                                            Competitive Markets Advisory
                                            Committee, Chicago Mercantile
                                            Exchange (futures trading
                                            exchange) (since 2004).
                                            Formerly, Director of UNext
                                            Inc. (1999 - 2006).  Formerly,
                                            Senior Vice President, Lexecon
                                            Inc. (economics, law,
                                            strategy, and finance
                                            consulting) (1994 - 2004).
                                            Formerly, President, Cardean
                                            University (division of UNext)
                                            (1999 - 2001).
---------------------- --------- ---------- -------------------------------- ---------------- ------------------------
Roger G. Ibbotson      Director  Since      Professor in Practice of         87 portfolios
Yale School of                   1981       Finance, Yale School of          in 4
Management                                  Management (since 1984).         investment
P.O. Box 208200                             Director, BIRR Portfolio         companies
New Haven, CT                               Analysis, Inc. (software
06520-8200                                  products) (since 1990).
Age: 64                                     Consultant to Morningstar,
                                            Inc. (since 2006). Chairman,
                                            CIO and Partner, Zebra Capital
                                            Management, LLC (hedge fund
                                            manager) (since 2001).
                                            Formerly, Chairman, Ibbotson
                                            Associates, Inc., Chicago, IL
                                            (software, data, publishing
                                            and consulting) (1977 - 2006).
---------------------- --------- ---------- -------------------------------- ---------------- ------------------------
Robert C. Merton       Director  Since      John and Natty McArthur          87 portfolios    Director, Vical
Harvard Business                 2003       University Professor, Graduate   in 4             Incorporated
School                                      School of Business               investment       (biopharmaceutical
353 Baker Library                           Administration, Harvard          companies        product development)
Soldiers Field                              University (since 1998).                          (since 2002).
Boston, MA 02163                            George Fisher Baker Professor
Age: 62                                     of Business Administration,
                                            Graduate School of Business
                                            Administration, Harvard
                                            University (1988-1998).
                                            Co-founder, Chief Science
                                            Officer and Director, Trinsum
                                            Group, a successor to
                                            Integrated Finance Limited
                                            (investment banking advice and
                                            strategic consulting) (since
                                            2002). Director, MFRisk, Inc.
                                            (risk management software)
                                            (since 2001). Director,
                                            Peninsula Banking Group (bank)
                                            (since 2003). Director,
                                            Community First Financial
                                            Group (bank holding company)
                                            (since 2003). Advisory Board
                                            Member, Alpha Simplex Group
                                            (hedge fund) (since 2001).
                                            Member Competitive Markets
                                            Advisory Council, Chicago
                                            Mercantile Exchange (futures
                                            trading exchange) (since
                                            2004). Formerly, Advisory
                                            Board Member, NuServe
                                            (insurance software)
                                            (2001-2003).
---------------------- --------- ---------- -------------------------------- ---------------- ------------------------
Myron S. Scholes       Director  Since      Frank E. Buck Professor          87 portfolios    Director, American
Platinum Grove Asset             1981       Emeritus of Finance, Stanford    in 4             Century Fund Complex
Management, L.P.                            University (since 1981).         investment       (registered investment
Reckson Executive                           Chairman, Platinum Grove Asset   companies        companies) (37
Park                                        Management L.P. (hedge fund)                      Portfolios) (since
1100 King Street,                           (formerly, Oak Hill Platinum                      1981); and Director,
Building 4                                  Partners) (since 1999).                           Chicago Mercantile
Rye Brook, NY 10573                         Formerly, Managing Partner,                       Exchange Holdings Inc.
Age: 66                                     Oak Hill Capital Management                       (since 2000).
                                            (private equity firm) (until
                                            2004). Director, Chicago
                                            Mercantile Exchange (since
                                            2001).
---------------------- --------- ---------- -------------------------------- ---------------- ------------------------
Abbie J. Smith         Director  Since      Boris and Irene Stern            87 portfolios    Director, HNI
Graduate School of               2000       Professor of Accounting,         in 4             Corporation (formerly
Business, University                        Graduate School of Business,     investment       known as HON
of Chicago                                  University of Chicago (since     companies        Industries Inc.)
5807 S. Woodlawn                            1980). Formerly, Marvin Bower                     (office furniture)
Avenue                                      Fellow, Harvard Business                          (since 2000) and
Chicago, IL 60637                           School (2001-2002).                               Director, Ryder System
Age: 54                                                                                       Inc. (transportation,
                                                                                              logistics and
                                                                                              supply-chain
                                                                                              management) (since
                                                                                              2003).
---------------------- --------- ---------- -------------------------------- ---------------- ------------------------

Interested Directors

     The following  Interested  Directors are described as such because they are deemed to be  "interested  persons," as that term is defined under the 1940 Act, due to their positions with the Advisor.

------------------- -------------- -------------- ------------------------------ -------------- ----------------------
                                                                                  Portfolios
                                     Term of                                      within the
                                    Office(1)                                     DFA Fund
Name Address and                    and Length    Principal Occupation During      Complex(2)    Other Directorships of
       Age           Position       of Service            Past 5 Years             Overseen      Public Companies Held
------------------- -------------- -------------- ------------------------------ -------------- ----------------------
David G. Booth      Chairman,      Since 1981     Chairman, Director/Trustee,    87
1299 Ocean Avenue   Director,                     President, Chief Executive     portfolios
Santa Monica, CA    President                     Officer and, formerly, Chief   in 4
90401               and Chief                     Investment Officer (2003 to    investment
Age: 60             Executive                     3/30/2007) of the following    companies
                    Officer                       companies: Dimensional Fund
                                                  Advisors LP, DFA Securities
                                                  Inc., Dimensional Emerging
                                                  Markets Value Fund Inc.,
                                                  DFAIDG, DIG and The DFA
                                                  Investment Trust Company.
                                                  Chairman, Director,
                                                  President, Chief Executive
                                                  Officer, and Chief
                                                  Investment Officer of
                                                  Dimensional Holdings Inc.
                                                  Director of Dimensional Fund
                                                  Advisors Ltd. and formerly,
                                                  Chief Investment Officer.
                                                  Director, President and
                                                  Chief Investment Officer
                                                  (beginning in 2003) of DFA
                                                  Australia Limited. Director
                                                  of Dimensional Funds PLC.
                                                  Limited Partner, Oak Hill
                                                  Partners. Director,
                                                  University of Chicago
                                                  Business School. Formerly,
                                                  Director, SA Funds
                                                  (registered investment
                                                  company). Chairman, Director
                                                  and Chief Executive Officer
                                                  of Dimensional Fund Advisors
                                                  Canada Inc. Formerly,
                                                  Director of Assante
                                                  Corporation (investment
                                                  management).
------------------- -------------- -------------- ------------------------------ -------------- ----------------------
Rex A. Sinquefield  Director       Since 1981     Director/Trustee (and prior    87
The Show Me                                       to 2006, Chairman, and prior   portfolios
Institute                                         to 2003, Chief Investment      in 4
7777 Bonhomme                                     Officer) of the following      investment
Ave., Ste. 2150                                   companies: Dimensional Fund    companies
St. Louis, MO                                     Advisors LP, Dimensional
63105                                             Emerging Markets Value Fund
Age: 62                                           Inc., DFAIDG, DIG and The
                                                  DFA Investment Trust
                                                  Company. Director of
                                                  Dimensional Holdings Inc.
                                                  Prior to 2006, Director (and
                                                  prior to 2003, Chief
                                                  Investment Officer) of DFA
                                                  Australia Limited and DFA
                                                  Securities Inc. Prior to
                                                  2006, Director of
                                                  Dimensional Fund Advisors
                                                  Ltd., Dimensional Funds PLC
                                                  and Dimensional Fund
                                                  Advisors Canada Inc. Trustee
                                                  and Member of Investment
                                                  Committee, St. Louis
                                                  University (since 2003).
                                                  Life Trustee and Member of
                                                  Investment Committee, DePaul
                                                  University. Director, The
                                                  German St. Vincent Orphan
                                                  Home. Member of Investment
                                                  Committee, Archdiocese of
                                                  St. Louis. Trustee and
                                                  Member of Investment
                                                  Committee, St. Louis Art
                                                  Museum (since 2005).
                                                  President and Director, The
                                                  Show Me Institute (public
                                                  policy research) (since
                                                  2006). Trustee, St. Louis
                                                  Symphony Orchestra (since
                                                  2005). Trustee, Missouri
                                                  Botanical Garden (since
                                                  2005).
------------------- -------------- -------------- ------------------------------ -------------- ----------------------

(1)  Each  Director  holds  office  for  an  indefinite  term  until  his or her successor is elected and qualified.

(2)  Each  Director  is a director  or  trustee  of each of the four  registered investment companies within the DFA Fund Complex,  which include: the Fund;
     Dimensional  Investment Group Inc.; The DFA Investment  Trust Company;  and
     Dimensional Emerging Markets Value Fund Inc.

     Information  relating to each Director's ownership (including the ownership of  his  or her  immediate  family)  in  the  Portfolio  and  in all  registered investment  companies  in the DFA Fund  Complex as of  December  31, 2006 is set
forth in the chart below.

----------------------------------- ----------------------------------- -----------------------------------
                                                                          Aggregate Dollar Range of Shares
                                                                           Owned in All Funds Overseen by
                                     Dollar Range of Portfolio Shares    Director in Family of Investment
                   Name                           Owned                             Companies
----------------------------------- ----------------------------------- -----------------------------------
Disinterested Directors:
----------------------------------- ----------------------------------- -----------------------------------
George M. Constantinides                           None                                None
----------------------------------- ----------------------------------- -----------------------------------
John P. Gould                                      None                                None
----------------------------------- ----------------------------------- -----------------------------------
Roger G. Ibbotson                                  None                           Over $100,000
----------------------------------- ----------------------------------- -----------------------------------
Robert C. Merton                                   None                                None
----------------------------------- ----------------------------------- -----------------------------------
Myron S. Scholes                                   None                          $50,000-100,000
----------------------------------- ----------------------------------- -----------------------------------
Abbie J. Smith                                     None                                None
----------------------------------- ----------------------------------- -----------------------------------

----------------------------------- ----------------------------------- -----------------------------------
Interested Directors:
----------------------------------- ----------------------------------- -----------------------------------
David G. Booth                                     None                           Over $100,000
----------------------------------- ----------------------------------- -----------------------------------
Rex A. Sinquefield                                 None                           Over $100,000
----------------------------------- ----------------------------------- -----------------------------------

     Set forth below is a table listing,  for each Director  entitled to receive compensation,  the  compensation  received  from the Fund during the fiscal year ended  November  30,  2006 and the  total  compensation  received  from all four registered  investment  companies  for which the  Advisor  served as  investment advisor during that same fiscal year.  The table also provides the  compensation paid by the Fund to the Fund's  Chief  Compliance  Officer  for the fiscal  year ended November 30, 2006.

                                                        Pension or                           Total
                                                        Retirement     Estimated       Compensation from
                                      Aggregate         Benefits as      Annual          Funds and DFA
                                    Compensation        Part of       Benefit upon     Fund Complex Paid
Name and Position                  from the Fund*       Expenses       Retirement         to Directors+
----------------------------------------------------------------------------------------------------------
George M. Constantinides......         $63,614            N/A             N/A               $130,000
  Director
John P. Gould.................         $63,614            N/A             N/A               $130,000
  Director
Roger G. Ibbotson.............         $67,281            N/A             N/A               $137,500
  Director
Robert C. Merton..............         $63,614            N/A             N/A               $130,000
  Director
Myron S. Scholes..............         $63,614            N/A             N/A               $130,000
  Director
Abbie J. Smith................         $63,614            N/A             N/A               $130,000
  Director
Christopher S. Crossan........        $128,703            N/A             N/A                N/A
  Chief Compliance Officer

+    The  term  DFA  Fund  Complex  refers  to the  four  registered  investment companies  for  which  the  Advisor  performs  advisory  or  administrative
     services   and  for   which  the   individuals   listed   above   serve  as
     directors/trustees on the Boards of Directors/Trustees of such companies.

*    Under a deferred  compensation  plan (the "Plan") adopted effective January
     1, 2002, the  disinterested  Directors of the Fund may defer receipt of all or a portion of the  compensation for serving as members of the four Boards of  Directors/Trustees  of the investment companies in the DFA Fund Complex
     (the "DFA Funds").  Amounts  deferred  under the Plan are treated as though equivalent dollar amounts had been invested in shares of a cross-section of the DFA Funds (the "Reference  Funds").  The amounts ultimately received by the  disinterested  Directors under the Plan will be directly linked to the investment  performance  of  the  Reference  Funds.  Deferral  of  fees  in accordance with the Plan will have a negligible  effect on a fund's assets, liabilities,  and net  income per  share,  and will not  obligate a fund to retain the services of any disinterested  Director or to pay any particular level of compensation to the  disinterested  Director.  The total amount of deferred  compensation accrued by the disinterested  Directors from the DFA
     Fund  Complex  who  participated  in the Plan  during the fiscal year ended
     November  30, 2006 is as  follows:  $130,000  (Mr.  Gould),  $137,500  (Mr.
     Ibbotson);   $130,000  (Mr.   Scholes);   and  $130,000  (Ms.   Smith).   A
     disinterested  Director's deferred  compensation will be distributed at the earlier  of: (a)  January in the year  after the  disinterested  Director's resignation  from the Boards of  Directors/Trustees  of the DFA  Funds,  or
     death or disability,  or (b) five years  following the first  deferral,  in such amounts as the disinterested  Director has specified.  The obligations of the DFA Funds to make payments under the Plan will be unsecured  general obligations  of the  DFA  Funds,  payable  out of the  general  assets  and property of the DFA Funds.

Officers

     Below is the name, age,  information  regarding positions with the Fund and the  principal  occupation  for each  officer of the Fund.  The  address of each officer is 1299 Ocean  Avenue,  Santa  Monica,  CA 90401.  Each of the  officers listed below holds the same office (except as otherwise  noted) in the following
entities:   Dimensional  Fund  Advisors  LP,  Dimensional   Holdings  Inc.,  DFA
Securities Inc., the Fund, Dimensional Investment Group Inc., The DFA Investment
Trust Company, and Dimensional  Emerging Markets Value Fund Inc.  (collectively, the "DFA Entities").

------------------------------ ---------------------- ---------- -----------------------------------------------------
                                                      Term of
                                                      Office(1)
                                                      and
                                                      Length
                                                      of
        Name and Age                 Position         Service         Principal Occupation During Past 5 Years
------------------------------ ---------------------- ---------- -----------------------------------------------------
M. Akbar Ali                   Vice President         Since      Vice  President of all the DFA  Entities.  Portfolio
Age: 36                                               2005       Manager  of  Dimensional  Fund  Advisors  LP  (since
                                                                 August  2002).  Formerly,  Graduate  Student  at the
                                                                 University of California,  Los Angeles  (August 2000
                                                                 to June 2002);  Senior Technology Office at JPMorgan
                                                                 Chase & Co. (February 1997 to June 2000).
------------------------------ ---------------------- ---------- -----------------------------------------------------
Darryl Avery                   Vice President         Since      Vice  President of all the DFA  Entities.  Formerly,
Age: 40                                               2005       institutional   client  service   representative  of
                                                                 Dimensional  Fund  Advisors LP (June 2002 to January
                                                                 2005);  institutional  client  service and marketing
                                                                 representative    for   Metropolitan    West   Asset
                                                                 Management   (February   2001  to  February   2002);
                                                                 institutional    client    service   and   marketing
                                                                 representative  for  Payden  & Rygel  (June  1990 to
                                                                 January 2001).
------------------------------ ---------------------- ---------- -----------------------------------------------------
Arthur H. Barlow               Vice President         Since      Vice  President of all the DFA  Entities.  Formerly,
Age: 51                                               1993       Vice   President  of  DFA   Australia   Limited  and
                                                                 Dimensional Fund Advisors Ltd.
------------------------------ ---------------------- ---------- -----------------------------------------------------
Scott A. Bosworth              Vice President         Since      Vice  President  of all the DFA  Entities.  Regional
Age: 38                                               2007       Director  of  Dimensional  Fund  Advisors  LP (since
                                                                 November 1997).
------------------------------ ---------------------- ---------- -----------------------------------------------------
Valerie A. Brown               Vice President and     Since      Vice  President and  Assistant  Secretary of all the
Age: 40                        Assistant Secretary    2001       DFA  Entities,  DFA Australia  Limited,  Dimensional
                                                                 Fund Advisors  Ltd., and  Dimensional  Fund Advisors
                                                                 Canada  Inc.  Legal  counsel  for  Dimensional  Fund
                                                                 Advisors LP.
------------------------------ ---------------------- ---------- -----------------------------------------------------
David P. Butler                Vice President         Since      Vice President of all the DFA Entities.  Director of
Age: 42                                               2007       US Financial  Services of Dimensional  Fund Advisors
                                                                 LP  (since   January   2005).   Formerly,   Regional
                                                                 Director of  Dimensional  Fund  Advisors LP (January
                                                                 1995 to January 2005).
------------------------------ ---------------------- ---------- -----------------------------------------------------
Patrick Carter                 Vice President         Since      Vice  President  of all the DFA  Entities.  Regional
Age: 45                                               2007       Director  of  Dimensional  Fund  Advisors  LP (since
                                                                 March  2006).  Formerly,  Director of Merrill  Lynch
                                                                 Retirement Group (December 1998 to March 2006).
------------------------------ ---------------------- ---------- -----------------------------------------------------
Stephen A. Clark               Vice President         Since      Vice  President of all the DFA  Entities.  Formerly,
Age: 34                                               2004       Portfolio  Manager of  Dimensional  Fund Advisors LP
                                                                 (April 2001 to April 2004);  Graduate Student at the
                                                                 University  of  Chicago  (September  1998  to  March
                                                                 2001).
------------------------------ ---------------------- ---------- -----------------------------------------------------
Robert P. Cornell              Vice President         Since      Vice  President  of all the DFA  Entities.  Regional
Age: 58                                               2007       Director of Financial  Services Group of Dimensional
                                                                 Fund Advisors LP (since August 1993).
------------------------------ ---------------------- ---------- -----------------------------------------------------
Christopher S. Crossan         Vice President and     Since      Vice President and Chief  Compliance  Officer of all
Age: 41                        Chief Compliance       2004       the  DFA  Entities.   Formerly,   Senior  Compliance
                               Officer                           Officer  of  INVESCO  Institutional,  Inc.  and  its
                                                                 affiliates (August 2000 to January 2004).
------------------------------ ---------------------- ---------- -----------------------------------------------------
James L. Davis                 Vice President         Since      Vice  President of all the DFA  Entities.  Formerly,
Age: 50                                               1999       Vice   President  of  DFA   Australia   Limited  and
                                                                 Dimensional Fund Advisors Ltd.
------------------------------ ---------------------- ---------- -----------------------------------------------------
Robert T. Deere                Vice President         Since      Vice  President  of all  the  DFA  Entities  and DFA
Age: 49                                               1994       Australia Limited.
------------------------------ ---------------------- ---------- -----------------------------------------------------
Robert W. Dintzner             Vice President         Since      Vice  President  of all the DFA  Entities.  Prior to
Age: 37                                               2001       April  2001,   marketing  supervisor  and  marketing
                                                                 coordinator for Dimensional Fund Advisors LP.
------------------------------ ---------------------- ---------- -----------------------------------------------------
Kenneth Elmgren                Vice President         Since      Vice  President of all the DFA  Entities.  Formerly,
Age: 53                                               2007       Managing  Principal of Beverly  Capital (May 2004 to
                                                                 September   2006);   Principal  of  Wydown   Capital
                                                                 (September 2001 to May 2004).
------------------------------ ---------------------- ---------- -----------------------------------------------------
Richard A. Eustice             Vice President and     Since      Vice  President and  Assistant  Secretary of all the
Age: 41                        Assistant Secretary    1998       DFA Entities and DFA  Australia  Limited.  Formerly,
                                                                 Vice President of Dimensional Fund Advisors Ltd.
------------------------------ ---------------------- ---------- -----------------------------------------------------
Eugene F. Fama, Jr.            Vice President         Since      Vice  President of all the DFA  Entities.  Formerly,
Age: 46                                               1993       Vice   President  of  DFA   Australia   Limited  and
                                                                 Dimensional Fund Advisors Ltd.
------------------------------ ---------------------- ---------- -----------------------------------------------------
Gretchen A. Flicker            Vice President         Since      Vice  President  of all the DFA  Entities.  Prior to
Age: 36                                               2004       April 2004,    institutional    client    service
                                                                 representative of Dimensional Fund Advisors LP.
------------------------------ ---------------------- ---------- -----------------------------------------------------
Glenn S. Freed                 Vice President         Since      Vice  President of all the DFA  Entities.  Formerly,
Age: 45                                               2001       Professor  and  Associate   Dean  of  the  Leventhal
                                                                 School  of  Accounting  (September  1998  to  August
                                                                 2001)  and  Academic  Director  Master  of  Business
                                                                 Taxation  Program  (June 1996 to August 2001) at the
                                                                 University of Southern  California  Marshall  School
                                                                 of Business.
------------------------------ ---------------------- ---------- -----------------------------------------------------
Jennifer Fromm                 Vice President         Since      Vice  President  of all of the DFA  Entities.  Prior
Age:  33                                              2006       to July 2006,  counsel of Dimensional  Fund Advisors
                                                                 LP.  Formerly,  Vice President,  Secretary and Chief
                                                                 Compliance  Officer for SA  Funds-Investment  Trust,
                                                                 an investment  company  (September  2000 to February
                                                                 2005),  and various  positions  including  Associate
                                                                 General  Counsel for Loring Ward Group Inc.  and its
                                                                 registered     investment    advisor    subsidiaries
                                                                 (September  2000  to  September   2004).   Prior  to
                                                                 September 2004,  Associate  Counsel for State Street
                                                                 Corporation.
------------------------------ ---------------------- ---------- -----------------------------------------------------
Mark R. Gochnour               Vice President         Since      Vice  President  of all the DFA  Entities.  Regional
Age: 39                                               2007       Director of Dimensional Fund Advisors LP.
------------------------------ ---------------------- ---------- -----------------------------------------------------
Henry F. Gray                  Vice President         Since      Vice  President  of all the DFA  Entities.  Prior to
Age: 39                                               2000       July 2000,  Portfolio  Manager of  Dimensional  Fund
                                                                 Advisors  LP.   Formerly,   Vice  President  of  DFA
                                                                 Australia Limited.
------------------------------ ---------------------- ---------- -----------------------------------------------------
John T. Gray                   Vice President         Since      Vice  President of all the DFA  Entities.  Formerly,
Age: 32                                               2007       Regional  Director of  Dimensional  Fund Advisors LP
                                                                 (January  2005 to February  2007);  Client  Services
                                                                 Coordinator   of   Dimensional   Fund   Advisors  LP
                                                                 (December 1999 to December 2002).
------------------------------ ---------------------- ---------- -----------------------------------------------------
Darla Hastings                 Vice President         Since      Vice  President  of  all  the  DFA  Entities.  Chief
Age: 52                                               2007       Marketing  Officer of Dimensional  Fund Advisors LP.
                                                                 Formerly,    Senior   Vice    President,    Customer
                                                                 Experience for Benchmark  Assisted  Living (May 2005
                                                                 to April 2006);  Executive  Vice President and Chief
                                                                 Marketing   Officer  of  State  Street   Corporation
                                                                 (September 2001 to October 2005).
------------------------------ ---------------------- ---------- -----------------------------------------------------
Joel H. Hefner                 Vice President         Since      Vice President of all the DFA Entities.
Age: 39                                               2007
------------------------------ ---------------------- ---------- -----------------------------------------------------
Julie C. Henderson             Vice   President  and  Since      Vice  President of all the DFA  Entities.  Formerly,
Age: 33                        Fund Controller        2005       Senior Manager at  PricewaterhouseCoopers  LLP (July
                                                                 1996 to April 2005).
------------------------------ ---------------------- ---------- -----------------------------------------------------
Kevin B. Hight                 Vice President         Since      Vice  President of all the DFA  Entities.  Formerly,
Age: 39                                               2005       Regional  Director of  Dimensional  Fund Advisors LP
                                                                 (March  2003 to  March  2005);  Vice  President  and
                                                                 Portfolio  Manager  for Payden & Rygel (July 1999 to
                                                                 February 2003).
------------------------------ ---------------------- ---------- -----------------------------------------------------
Christine W. Ho                Vice President         Since      Vice  President  of all the DFA  Entities.  Prior to
Age: 39                                               2004       April  2004,  Assistant  Controller  of  Dimensional
                                                                 Fund Advisors LP.
------------------------------ ---------------------- ---------- -----------------------------------------------------
Jeff J. Jeon                   Vice President         Since      Vice  President  of all the DFA  Entities.  Prior to
Age: 33                                               2004       April 2004,  Counsel of  Dimensional  Fund  Advisors
                                                                 LP. Formerly,  Associate at Gibson,  Dunn & Crutcher
                                                                 LLP (September 1997 to August 2001).
------------------------------ ---------------------- ---------- -----------------------------------------------------
Patrick M. Keating             Vice President         Since      Vice  President  of all the DFA  Entities  and Chief
Age: 52                                               2003       Operating  Officer of Dimensional  Fund Advisors LP.
                                                                 Director  and Vice  President  of  Dimensional  Fund
                                                                 Advisors Canada Inc. Formerly,  Director,  President
                                                                 and  Chief   Executive   Officer  of  Assante  Asset
                                                                 Management  Inc.  (October  2000 to December  2002);
                                                                 Director  of  Assante  Capital  Management  (October
                                                                 2000  to  December   2002);   President   and  Chief
                                                                 Executive  Officer  of  Assante  Capital  Management
                                                                 (October  2000  to  April  2001);   Executive   Vice
                                                                 President  of  Assante   Corporation  (May  2001  to
                                                                 December   2002);    Director   of   Assante   Asset
                                                                 Management  Ltd.  (September 1997 to December 2002);
                                                                 President  and Chief  Executive  Officer  of Assante
                                                                 Asset Management Ltd. (September 1998 to May 2001).
------------------------------ ---------------------- ---------- -----------------------------------------------------
Joseph F. Kolerich             Vice President         Since      Vice  President of all the DFA  Entities.  Portfolio
Age: 35                                               2004       Manager  for  Dimensional  Fund  Advisors  LP (April
                                                                 2001 to April  2004).  Prior to April 2004, a trader
                                                                 at   Lincoln   Capital   Fixed   Income   Management
                                                                 (formerly Lincoln Capital Management Company).
------------------------------ ---------------------- ---------- -----------------------------------------------------
Michael F. Lane                Vice President         Since      Vice  President of all the DFA  Entities.  Formerly,
Age: 39                                               2004       Vice  President  of Advisor  Services  at  TIAA-CREF
                                                                 (July 2001 to September  2004);  President of AEGON,
                                                                 Advisor Resources (September 1994 to June 2001).
------------------------------ ---------------------- ---------- -----------------------------------------------------
Kristina M. LaRusso            Vice President         Since      Vice  President  of  all  DFA  Entities.   Formerly,
Age: 31                                               2006       Operations  Supervisor of Dimensional  Fund Advisors
                                                                 LP  (March  2003  to  December   2006);   Operations
                                                                 Coordinator of  Dimensional  Fund Advisors LP (March
                                                                 1998 to March 2003).
------------------------------ ---------------------- ---------- -----------------------------------------------------
Juliet H. Lee                  Vice President         Since      Vice  President  of  all  the  DFA  Entities.  Human
Age: 36                                               2005      Resources  Manager of  Dimensional  Fund Advisors LP
                                                                 (since  January  2004).  Formerly,   Assistant  Vice
                                                                 President  for  Metropolitan  West Asset  Management
                                                                 LLC  (February  2001 to December  2003) and Director
                                                                 of Human  Resources  for Icebox,  LLC (March 2000 to
                                                                 February 2001).
------------------------------ ---------------------- ---------- -----------------------------------------------------
David R. Martin                Vice       President,  Since      Vice   President,   Chief   Financial   Officer  and
Age: 50                        Chief       Financial  2007       Treasurer  of  all  the  DFA   Entities.   Formerly,
                               Officer and Treasurer             Executive   Vice   President  and  Chief   Financial
                                                                 Officer of Janus  Capital  Group Inc.  (June 2005 to
                                                                 March  2007);  Senior Vice  President  of Finance at
                                                                 Charles Schwab & Co., Inc. (March 1999 to May 2005).
------------------------------ ---------------------- ---------- -----------------------------------------------------
Heather E. Mathews             Vice President         Since      Vice   President   of  all  the  DFA   Entities  and
Age: 37                                               2004       Dimensional  Fund Advisors Ltd. Prior to April 2004,
                                                                 Portfolio  Manager for Dimensional Fund Advisors LP.
                                                                 Formerly,  Graduate  Student at  Harvard  University
                                                                 (August 1998 to June 2000).
------------------------------ ---------------------- ---------- -----------------------------------------------------
David M. New                   Vice President         Since      Vice  President of all the DFA  Entities.  Formerly,
Age: 47                                               2003       Client Service Manager of Dimensional  Fund Advisors
                                                                 LP.  Formerly,   Director  of  Research,  Wurts  and
                                                                 Associates  (investment  consulting  firm) (December
                                                                 2000 to June 2002).
------------------------------ ---------------------- ---------- -----------------------------------------------------
Catherine L. Newell            Vice President and     Vice       Vice   President   and  Secretary  of  all  the  DFA
Age: 43                        Secretary              President  Entities.  Vice President and Assistant Secretary of
                                                      since      DFA Australia Limited.  Director, Vice President and
                                                      1997 and   Secretary of Dimensional  Fund Advisors Ltd.  (since
                                                      Secretary  February   2002,   April   1997,   and   May   2002,
                                                      since      respectively).   Vice  President  and  Secretary  of
                                                      2000       Dimensional  Fund Advisors  Canada Inc.  Director of
                                                                 Dimensional  Funds PLC and Dimensional  Funds II PLC
                                                                 (since  2002  and  2006,  respectively).   Formerly,
                                                                 Assistant   Secretary   of  all  DFA   Entities  and
                                                                 Dimensional Fund Advisors Ltd.
------------------------------ ---------------------- ---------- -----------------------------------------------------
Gerard K. O'Reilly             Vice President         Since      Vice  President of all the DFA  Entities.  Formerly,
Age: 30                                               2007       Research  Associate of Dimensional  Fund Advisors LP
                                                                 (2004 to 2006);  Research  Assistant in PhD program,
                                                                 Aeronautics   Department   California  Institute  of
                                                                 Technology (1998 to 2004).
------------------------------ ---------------------- ---------- -----------------------------------------------------
Carmen Palafox                 Vice President         Since      Vice  President of all the DFA Entities.  Operations
Age: 32                                               2006       Manager of  Dimensional  Fund Advisors LP (since May
                                                                 1996).
------------------------------ ---------------------- ---------- -----------------------------------------------------
Sonya K. Park                  Vice President         Since      Vice  President of all the DFA  Entities.  Formerly,
Age: 35                                               2005       Institutional   client  service   representative  of
                                                                 Dimensional  Fund  Advisors  LP  (February  2002  to
                                                                 January   2005);   Associate   Director   at  Watson
                                                                 Pharmaceuticals   Inc.  (January  2001  to  February
                                                                 2002);  Graduate  student  at  New  York  University
                                                                 (February 2000 to December 2000).
------------------------------ ---------------------- ---------- -----------------------------------------------------
David A. Plecha                Vice President         Since      Vice   President  of  all  the  DFA  Entities,   DFA
Age: 45                                               1993       Australia Limited and Dimensional Fund Advisors Ltd.
------------------------------ ---------------------- ---------- -----------------------------------------------------
Eduardo A. Repetto             Vice President and     Vice       Chief Investment  Officer (beginning March 2007) and
Age: 40                        Chief Investment       President  Vice   President   of  all  the  DFA   Entities  and
                               Officer                since      Dimensional  Fund  Advisors LP.  Formerly,  Research
                                                      2002 and   Associate  for  Dimensional  Fund  Advisors LP (June
                                                      Chief      2000 to  April  2002);  Research  scientist  (August
                                                      Investment 1998  to  June  2000),   California   Institute   of
                                                      Officer    Technology.
                                                      since
                                                      2007
------------------------------ ---------------------- ---------- -----------------------------------------------------
L. Jacobo Rodriguez            Vice President         Since      Vice  President of all the DFA  Entities.  Formerly,
Age: 36                                               2005       Institutional   client  service   representative  of
                                                                 Dimensional  Fund  Advisors LP (August  2004 to July
                                                                 2005);  Financial  Services Analyst,  Cato Institute
                                                                 (September  2001 to June 2004);  Book Review Editor,
                                                                 Cato  Journal,  Cato  Institute  (May  1996  to June
                                                                 2004);   Assistant   Director,   Project  on  Global
                                                                 Economic  Liberty,  Cato Institute  (January 1996 to
                                                                 August 2001).
------------------------------ ---------------------- ---------- -----------------------------------------------------
Michael T. Scardina            Vice President         Since      Vice   President  of  all  the  DFA  Entities,   DFA
Age: 51                                               1993       Australia  Limited,  and  Dimensional  Fund Advisors
                                                                 Canada Inc.  Formerly,  Director of Dimensional Fund
                                                                 Advisors  Ltd.  (February  2002 to April  2007)  and
                                                                 Dimensional  Funds PLC (January 2002 to April 2007);
                                                                 Chief  Financial  Officer and  Treasurer  of all the
                                                                 DFA  Entities   (1993  to  March  2007);   and  Vice
                                                                 President,  Chief Financial Officer and Treasurer of
                                                                 Dimensional Fund Advisors Ltd..
------------------------------ ---------------------- ---------- -----------------------------------------------------
David E. Schneider             Vice President         Since      Vice  President of all the DFA Entities.  Currently,
Age: 61                                               2001       Director of Institutional  Services.  Prior to 2001,
                                                                 Regional Director of Dimensional Fund Advisors LP.
------------------------------ ---------------------- ---------- -----------------------------------------------------
Ted R. Simpson                 Vice President         Since      Vice  President  of all the DFA  Entities.  Regional
Age: 38                                               2007       Director  of   Dimensional   Fund  Advisors   (since
                                                                 December  2002).  Formerly,  contract  employee with
                                                                 Dimensional  Fund  Advisors  (April 2002 to December
                                                                 2002).
------------------------------ ---------------------- ---------- -----------------------------------------------------
Bryce D. Skaff                 Vice President         Since      Vice  President of all the DFA  Entities.  Formerly,
Age: 32                                               2007       Regional   Director  of  Dimensional  Fund  Advisors
                                                                 (December 1999 to January 2007).
------------------------------ ---------------------- ---------- -----------------------------------------------------
Grady M. Smith                 Vice President         Since      Vice  President of all the DFA  Entities.  Formerly,
Age: 51                                               2004       Portfolio  Manager of  Dimensional  Fund Advisors LP
                                                                 (August  2001 to April  2004);  Principal of William
                                                                 M. Mercer, Incorporated (July 1995 to June 2001).
------------------------------ ---------------------- ---------- -----------------------------------------------------
Carl G. Snyder                 Vice President         Since      Vice  President  of all the DFA  Entities.  Prior to
Age: 44                                               2000       July 2000,  Portfolio  Manager of  Dimensional  Fund
                                                                 Advisors  LP.   Formerly,   Vice  President  of  DFA
                                                                 Australia Limited.
------------------------------ ---------------------- ---------- -----------------------------------------------------
Lawrence R. Spieth             Vice President         Since      Vice  President  of all the DFA  Entities.  Prior to
Age: 59                                               2004      April 2004,  Regional  Director of Dimensional  Fund
                                                                 Advisors LP.
------------------------------ ---------------------- ---------- -----------------------------------------------------
Bradley G. Steiman             Vice President         Since      Vice  President of all the DFA Entities and Director
Age: 34                                               2004       and Vice  President  of  Dimensional  Fund  Advisors
                                                                 Canada Inc. Prior to April 2002,  Regional  Director
                                                                 of  Dimensional  Fund  Advisors LP.  Formerly,  Vice
                                                                 President  and  General  Manager of  Assante  Global
                                                                 Advisors  (July 2000 to April 2002);  Vice President
                                                                 of Assante  Asset  Management  Inc.  (March  2000 to
                                                                 July  2000);  and Private  Client  Manager at Loring
                                                                 Ward Investment  Counsel Ltd. (June 1997 to February
                                                                 2002).
------------------------------ ---------------------- ---------- -----------------------------------------------------
Karen E. Umland                Vice President         Since      Vice   President  of  all  the  DFA  Entities,   DFA
Age: 41                                               1997       Australia  Limited,  Dimensional Fund Advisors Ltd.,
                                                                 and Dimensional Fund Advisors Canada Inc.
------------------------------ ---------------------- ---------- -----------------------------------------------------
Carol W. Wardlaw               Vice President         Since      Vice  President  of all the DFA  Entities.  Prior to
Age: 48                                               2004       April 2004,  Regional  Director of Dimensional  Fund
                                                                 Advisors LP.
------------------------------ ---------------------- ---------- -----------------------------------------------------
Weston J. Wellington           Vice President         Since      Vice  President of all the DFA  Entities.  Formerly,
Age: 56                                               1997       Vice President of DFA Australia Limited.
------------------------------ ---------------------- ---------- -----------------------------------------------------
Daniel M. Wheeler              Vice President         Since      Vice  President  of all the DFA  Entities.  Prior to
Age: 62                                               2001       2001 and  currently,  Director  of Global  Financial
                                                                 Advisor  Services of  Dimensional  Fund Advisors LP.
                                                                 Director of  Dimensional  Fund Advisors Ltd.  (since
                                                                 October  2003) and  President  of  Dimensional  Fund
                                                                 Advisors Canada Inc. (since June 2003).
------------------------------ ---------------------- ---------- -----------------------------------------------------
Ryan Wiley                     Vice President         Since      Vice President of all the DFA Entities. Senior
Age: 30                                               2007      Trader of Dimensional Fund Advisors LP. Formerly,
                                                                 Portfolio Manager (2006 to 2007); Trader (2001 to
                                                                 2006); and Trading Assistant of Dimensional Fund
                                                                 Advisors LP (1999 to 2001).
------------------------------ ---------------------- ---------- -----------------------------------------------------
Paul E. Wise                   Vice President         Since      Vice President of all the DFA Entities. Chief
Age: 52                                               2005       Technology Officer for Dimensional Fund Advisors LP
                                                                 (since 2004). Formerly, Principal of Turnbuckle
                                                                 Management Group (January 2002 to August 2004);
                                                                 Vice President of Information Technology of AIM
                                                                 Management Group (March 1997 to January 2002).
------------------------------ ---------------------- ---------- -----------------------------------------------------

1    Each  officer  holds office for an  indefinite  term at the pleasure of the
     Boards  of  Directors  and  until  his  or her  successor  is  elected  and qualified.

     Because the  Portfolio  has not been offered prior to the date of this SAI,
Directors and officers as a group own less than 1% of the outstanding  shares of the Portfolio.

                            SERVICES TO THE PORTFOLIO

Administrative Services

     PFPC Inc. ("PFPC"), 301 Bellevue Parkway,  Wilmington,  DE 19809, serves as the  accounting  services,  dividend  disbursing,  and  transfer  agent  for the
Portfolio.  The  services  provided  by PFPC are subject to  supervision  by the executive officers and the Board of Directors of the Fund and include day-to-day keeping and maintenance of certain records, calculation of the offering price of the shares, preparation of reports, liaison with its custodian, and transfer and dividend  disbursing  agency  services.  For the  administrative  and accounting services  provided  by PFPC,  the  Portfolio  pays  PFPC  annual  fees  that are calculated  daily and paid  monthly  according  to a fee  schedule  based on the aggregate average net assets in the Fund Complex, which includes four registered investment  companies  and a group  trust.  The fee schedule is set forth in the table below:

   .0110% of the Fund Complex's first $50 billion of average net assets;
   .0085% of the Fund Complex's next $25 billion of average net assets; and
   .0075% of the Fund Complex's average net assets in excess of $75 billion.

The fees charged to the  Portfolio  under the fee schedule are  allocated to the
Portfolio  based on the Portfolio's pro rata portion of the aggregate net assets of the Fund Complex.

     The  Portfolio  is also  subject  to a  monthly  base  fee of  $1,666.  The
Portfolio  also pays  separate  fees to PFPC with respect to the  services  PFPC provides as transfer agent and dividend disbursing agent.

Custodian

     PFPC Trust Company, 301 Bellevue Parkway,  Wilmington,  DE 19809, serves as the custodian for the Portfolio.  The custodian  maintains a separate account or accounts for the Portfolio;  receives,  holds, and releases portfolio securities on account of the Portfolio; makes receipts and disbursements of money on behalf of the  Portfolio;  and  collects  and  receives  income and other  payments and distributions on account of the Portfolio's portfolio securities.

Distributor

     The Fund's  shares are  distributed  by DFA  Securities  Inc.  ("DFAS"),  a wholly-owned  subsidiary of the Advisor. DFAS is registered as a limited purpose broker-dealer  under the Securities  Exchange Act of 1934 and is a member of the
National Association of Securities Dealers,  Inc. The principal business address of DFAS is 1299 Ocean Avenue, Santa Monica, California 90401.

     DFAS acts as an agent of the Fund by serving as the  principal  underwriter of the Fund's shares. Pursuant to the Distribution Agreement with the Fund, DFAS uses its best  efforts  to seek or  arrange  for the sale of shares of the Fund, which are  continuously  offered.  No sales charges are paid by investors or the
Fund.  No  compensation  is paid by the  Fund to  DFAS  under  the  Distribution
Agreement.

Legal Counsel

     Stradley,  Ronon, Stevens & Young, LLP serves as legal counsel to the Fund.
Its address is 2600 One Commerce Square, Philadelphia, PA 19103-7098.

Independent Registered Public Accounting Firm

     PricewaterhouseCoopers  LLP ("PwC") is the  independent  registered  public accounting  firm to the Fund and audits the annual  financial  statements of the
Fund.  PwC's address is Two Commerce  Square,  Suite 1700,  2001 Market  Street,
Philadelphia, PA 19103-7042.

                                  ADVISORY FEES

     David G. Booth and Rex A. Sinquefield,  as directors and/or officers of the
Advisor and  shareholders  of the  outstanding  stock of the  Advisor's  general partner,  may be deemed controlling persons of the Advisor.  For the services it provides as investment  advisor to the Portfolio,  the Advisor is paid a monthly fee calculated as a percentage of average net assets of the Portfolio. As of the date of this  SAI,  the  Portfolio  had not  yet  commenced  operations,  so the
Portfolio has not paid any management fees.

     Pursuant  to a Fee Waiver  Agreement  for the  Portfolio,  the  Advisor has
agreed to waive all or a portion of its management  fee to the extent  necessary to reduce the Portfolio's  ordinary  operating  expenses (not including expenses incurred  through its  investment  in other  investment  companies)  ("Portfolio
Expenses")  up to the  amount of its  total  management  fee when the  Portfolio
Expenses  exceed 0.60% of the  Portfolio's  average net assets on an  annualized basis. At any time that the annualized Portfolio Expenses are less than 0.60% of its average net assets on an annualized  basis, the Advisor retains the right to seek  reimbursement  for any fees  previously  waived  to the  extent  that such reimbursement will not cause the Portfolio's annualized expenses to exceed 0.60%
of its average net assets.  The  Portfolio is not  obligated  to  reimburse  the
Advisor for fees previously  waived by the Advisor more than  thirty-six  months before the date of such  reimbursement.  The Fee Waiver Agreement will remain in effect for an initial  period  until April 1, 2008,  and then shall  continue in effect from year to year thereafter,  for one-year periods, unless terminated by the Fund or the Advisor.

                                PORTFOLIO MANAGER

     In  accordance  with the team approach  used to manage the  Portfolio,  the portfolio  managers and portfolio  traders implement the policies and procedures established by the Investment  Committee.  The portfolio  managers and portfolio traders also make daily investment decisions regarding the Portfolio,  including running  buy and  sell  programs  based  on the  parameters  established  by the
Investment  Committee.  Robert T. Deere, the portfolio  manager for the domestic equity portfolios, including the Portfolio, coordinates the efforts of all other portfolio  managers with respect to the day-to-day  management of the Portfolio.
Because the  Portfolio had not  commenced  operations  prior to the date of this
SAI, Mr. Deere does not own any shares of the Portfolio.

Description of Compensation Structure

     Portfolio  managers  receive a base  salary  and bonus.  Compensation  of a portfolio manager is determined at the discretion of the Advisor and is based on a  portfolio  manager's  experience,  responsibilities,  the  perception  of the quality  of  his  or  her  work  efforts,  and  other  subjective  factors.  The compensation of portfolio managers is not directly based upon the performance of the Portfolio or other accounts that the portfolio  managers manage. The Advisor reviews  the  compensation  of each  portfolio  manager  annually  and may  make modifications in compensation as its  Compensation  Committee deems necessary to reflect changes in the market. Each portfolio manager's compensation consists of the following:

     o    Base salary. Each portfolio manager is paid a base salary. The Advisor considers  the factors  described  above to determine  each  portfolio manager's base salary.

     o    Semi-Annual  Bonus.  Each portfolio  manager may receive a semi-annual bonus. The amount of the bonus paid to each portfolio manager is based upon the factors described above.

     Portfolio  managers may be awarded the right to purchase  restricted shares of the Advisor's stock as determined from time to time by the Board of Directors of the Advisor or its delegees.  Portfolio  managers also participate in benefit and retirement plans and other programs available generally to all employees.

Other Managed Accounts

     In addition to the Portfolio,  Mr. Deere manages: (i) other U.S. registered investment  companies  advised or sub-advised by the Advisor;  (ii) other pooled investment  vehicles that are not U.S.  registered mutual funds; and (iii) other accounts managed for  organizations  and  individuals.  The following table sets forth  information  regarding  the total  accounts  for which Mr.  Deere has the
primary    responsibility    for   coordinating   the   day-to-day    management
responsibilities:

             Number of Accounts Managed and Total Assets by Category
                             as of November 30, 2006

     o    23 U.S.  registered  mutual funds with $45,702 million in total assets under management.
     o    8  unregistered  pooled  investment  vehicles with $10,498  million in total  assets  under  management.  Out of  these  unregistered  pooled investment vehicles,  one client with an investment of $304 million in an unregistered  pooled  investment  vehicle pays a  performance-based advisory fee.
     o    41  other   accounts  with  $3,371   million  in  total  assets  under
          management.

Potential Conflicts of Interest

     Actual or apparent conflicts of interest may arise when a portfolio manager has the  primary  day-to-day  responsibilities  with  respect  to more  than one portfolio and other accounts.  Other accounts  include  registered  mutual funds
(other than the Portfolio),  other unregistered pooled investment vehicles,  and other  accounts  managed for  organizations  and  individuals  ("Accounts").  An
Account  may  have  similar  investment  objectives  to  the  Portfolio,  or may purchase,  sell, or hold securities that are eligible to be purchased,  sold, or held by the Portfolio. Actual or apparent conflicts of interest include:

     o    Time Management. The management of multiple portfolios and/or Accounts may result in a portfolio  manager devoting unequal time and attention to the management of each portfolio and/or Account.  The Advisor seeks to manage  such  competing  interests  for the time and  attention  of portfolio  managers by having portfolio managers focus on a particular investment  discipline.  Most Accounts managed by a portfolio  manager are  managed  using  the  same  investment  models  that  are  used in connection with the management of the portfolios.

     o    Investment  Opportunities.  It is  possible  that at  times  identical securities  will be held by more than one  portfolio  and/or  Account.
          However,  positions  in the same  security  may vary and the length of time that any  portfolio or Account may choose to hold its  investment in the  same  security  may  likewise  vary.  If a  portfolio  manager identifies a limited  investment  opportunity that may be suitable for more than one  portfolio  or Account,  a portfolio  may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible  portfolios  and Accounts.
          To deal with these situations,  the Advisor has adopted procedures for allocating  portfolio  transactions  across  multiple  portfolios  and
          Accounts.

     o    Broker  Selection.  With respect to  securities  transactions  for the portfolios the Advisor  determines which broker to use to execute each order,  consistent  with the Advisor's  duty to seek best execution of the  transaction.  However,  with respect to certain Accounts (such as separate  accounts),  the  Advisor  may be limited by the client  with respect to the  selection  of brokers or may be  instructed  to direct trades through a particular broker. In these cases, the Advisor or its affiliates may place separate,  non-simultaneous,  transactions  for a portfolio and another Account that may  temporarily  affect the market price of the security or the execution of the transaction, or both, to the detriment of the portfolio or the Account.

     o    Performance-Based   Fees.  For  some  Accounts,  the  Advisor  may  be
          compensated  based on the  profitability of the Account,  such as by a
          performance-based   management  fee.  These   incentive   compensation
          structures  may create a conflict  of interest  for the  Advisor  with regard to Accounts  where the Advisor is paid based on a percentage of assets because the portfolio manager may have an incentive to allocate securities  preferentially  to the  Accounts  where the Advisor  might share in investment gains.

     o    Investment in an Account. A portfolio manager or his/her relatives may invest in an Account  that he or she manages and a conflict  may arise where he or she may  therefore  have an incentive to treat the Account
          in  which  the   portfolio   manager  or  his/her   relatives   invest
          preferentially  as compared to the  Portfolio  or other  Accounts  for which he or she has portfolio management responsibilities.

     The Advisor and the Fund have adopted  certain  compliance  procedures that are reasonably designed to address these types of conflicts.  However,  there is no guarantee that such  procedures will detect each and every situation in which a conflict arises.

                               GENERAL INFORMATION

     The Fund was  incorporated  under Maryland law on June 15, 1981. Until June
1983, the Fund was named DFA Small Company Fund Inc. The Portfolio  described in this SAI had not  commenced  operations  prior to the date of this SAI. The Fund generally  offers shares of the Portfolio  only to  institutional  investors and clients of registered investment advisers.

                                 CODE OF ETHICS

     The Fund, the Advisor,  and DFAS have adopted a Code of Ethics,  under Rule
17j-1 of the 1940 Act, for certain access persons of the Portfolio.  The Code is designed to ensure that access persons act in the interest of the Portfolio, and its shareholders,  with respect to any personal trading of securities. Under the
Code,  access persons are generally  prohibited from knowingly buying or selling securities  (except for mutual  funds,  U.S.  government  securities,  and money market instruments) which are being purchased,  sold, or considered for purchase or sale by the  Portfolio  unless the access  persons'  proposed  purchases  are approved in advance.  The Code also contains certain reporting  requirements and securities trading clearance procedures.

                               SHAREHOLDER RIGHTS

     The shares of the  Portfolio,  when issued and paid for in accordance  with the Portfolio's  Prospectus,  will be fully paid and non-assessable shares. Each share of common stock  represents an equal  proportional  interest in the assets and  liabilities  of the Portfolio  and has  identical,  non-cumulative  voting, dividend, redemption liquidation, and other rights and preferences.

     With respect to matters that require shareholder approval, shareholders are entitled to vote only with  respect to matters  that affect the  interest of the portfolio of shares that they hold,  except as otherwise  required by applicable law. If liquidation of the Fund should occur,  shareholders would be entitled to receive,  on a per class basis,  the assets of the  particular  portfolio  whose shares  they  own,  as  well  as  a  proportionate  share  of  Fund  assets  not attributable to any particular portfolio.  Ordinarily,  the Fund does not intend to hold annual meetings of  shareholders,  except as required by the 1940 Act or other  applicable  law.  The Fund's  bylaws  provide  that  special  meetings of shareholders shall be called at the written request of at least 10% of the votes entitled to be cast at such meeting.  Such meeting may be called to consider any matter,  including  the  removal  of one or more  directors.  Shareholders  will receive  shareholder  communications with respect to such matters as required by the 1940 Act, including semi-annual and annual financial statements of the Fund.

     Shareholder  inquiries  may be made by writing  or calling  the Fund at the address  or  telephone  number  appearing  on the cover of this SAI.  Only those individuals whose signatures are on file for the account in question may receive specific account information or make changes in the account registration.

                         PRINCIPAL HOLDERS OF SECURITIES

     Because the  Portfolio  has not been offered prior to the date of this SAI, no  person  beneficially  owned  5% or more  of the  outstanding  shares  of the
Portfolio as of the date of this SAI.

                               PURCHASE OF SHARES

     The following  information  supplements  the  information  set forth in the
Prospectus under the caption "PURCHASE OF SHARES."

     The Fund will accept  purchase and  redemption  orders on each day that the
New York Stock Exchange ("NYSE") is open for business, regardless of whether the
Federal Reserve System is closed.  However,  no purchases by wire may be made on any day that the Federal  Reserve  System is closed.  The Fund generally will be closed on days that the NYSE is closed.  The NYSE is scheduled to be open Monday through  Friday  throughout  the year  except for days closed to  recognize  New
Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday,  Memorial
Day, Independence Day, Labor Day,  Thanksgiving,  and Christmas Day. The Federal
Reserve System is closed on the same days as the NYSE, except that it is open on
Good Friday and closed on Columbus Day and Veterans' Day. Orders for redemptions and purchases will not be processed if the Fund is closed.

     The Fund  reserves  the  right,  in its sole  discretion,  to  suspend  the offering of shares of the  Portfolio  or reject  purchase  orders  when,  in the judgment of management,  such suspension or rejection is in the best interest of the Fund or the  Portfolio.  Securities  accepted in exchange  for shares of the
Portfolio  will be acquired for  investment  purposes and will be considered for sale under the same circumstances as other securities in the Portfolio.

     The Fund or its transfer agent may from time to time appoint a sub-transfer agent,  such as a broker,  for the receipt of purchase and redemption orders and funds from certain investors.  With respect to purchases and redemptions through a  sub-transfer  agent,  the Fund will be deemed to have  received a purchase or redemption order when the sub-transfer  agent receives the order.  Shares of the
Portfolio  will be priced at the public  offering  price next  calculated  after receipt of the purchase or redemption order by the sub-transfer agent.

     Reimbursement  fees may be  charged  prospectively  from time to time based upon the future  experience  of the  Portfolio,  which is currently  sold at net asset value. Any such charges will be described in the Prospectus.

                        REDEMPTION AND TRANSFER OF SHARES

     The following  information  supplements  the  information  set forth in the
Prospectus under the caption "REDEMPTION OF SHARES."

     The Fund may suspend redemption privileges or postpone the date of payment:
(1)  during  any  period  when the NYSE is  closed,  or  trading  on the NYSE is restricted  as  determined  by the SEC;  (2) during any period when an emergency exists  as  defined  by the  rules  of the SEC as a  result  of  which it is not reasonably  practicable  for the Fund to dispose of  securities  owned by it, or fairly to determine  the value of its assets;  and (3) for such other periods as the SEC may permit.

     Shareholders  may transfer  shares of the  Portfolio  to another  person by making a written  request to the Advisor,  who will  transmit the request to the transfer  agent.  The request should clearly  identify the account and number of shares to be transferred, and include the signature of all registered owners and all stock certificates, if any, which are subject to the transfer. The signature on the letter of  request,  the stock  certificate,  or any stock  power must be guaranteed in the same manner as described in the Prospectus  under  "REDEMPTION
OF SHARES." As with  redemptions,  the written  request must be received in good order before any transfer can be made.

                            TAXATION OF THE PORTFOLIO

     The following is a summary of some of the federal  income tax  consequences that may affect the Portfolio.  Unless you are invested in the Portfolio through a  qualified  retirement  plan,  you should  consider  the tax  implications  of investing and consult your own tax adviser.

Distributions of Net Investment Income

     The  Portfolio  derives  income  generally  in the  form of  dividends  and interest  on  its  investments.  This  income,  less  expenses  incurred  in the operation of the Portfolio,  constitutes  its net  investment  income from which
dividends  may  be  paid  to  you.  If  you  are  a  taxable  shareholder,   any
distributions by the Portfolio from such income (other than qualified dividends)
will be taxable to you at  ordinary  income tax rates,  whether you take them in cash  or in  additional  shares.  A  portion  of the  income  dividends  paid to shareholders may be qualified dividends eligible to be taxed at reduced rates.

Distributions of Capital Gain

     The Portfolio  may realize a capital gain or loss in connection  with sales or other dispositions of its portfolio  securities.  Distributions  derived from the excess of net short-term  capital gain over net long-term  capital loss will be taxable to you as ordinary income.  Distributions paid from the excess of net long-term  capital gain over net short-term  capital loss will be taxable to you as long-term  capital gain,  regardless of how long you have held your shares in the  Portfolio.  Any  net  capital  gain  of the  Portfolio  generally  will  be distributed  once  each  year,  and  may  be  distributed  more  frequently,  if necessary, to reduce or eliminate excise or income taxes on the Portfolio.

Returns of Capital

     If the  Portfolio's  distributions  exceed its  taxable  income and capital gains realized during a taxable year, all or a portion of the distributions made in the same  taxable  year may be  recharacterized  as a return  of  capital  to shareholders.  A return of capital  distribution  generally will not be taxable, but will reduce each  shareholder's  cost basis in the Portfolio and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold. Any return of capital in excess of a shareholder's basis, however, is taxable as a capital gain.

Information on the Amount and Tax Character of Distributions.

     The  Portfolio  will  inform  you of  the  amount  and  character  of  your distributions  at the time they are paid,  and will advise you of the tax status of such distributions for federal income tax purposes shortly after the close of each calendar year. If you have not held  Portfolio  shares for a full year, the
Portfolio  may designate and  distribute to you, as ordinary  income,  qualified dividends,  or  capital  gains,  and in the case of  non-U.S.  shareholders  the
Portfolio may further designate and distribute as interest-related dividends and short-term  capital gain dividends,  a percentage of income that is not equal to the actual amount of such income earned during the period of your  investment in the Portfolio.  Taxable  Distributions  declared by the Portfolio in December to shareholders of record in such month, but paid in January, are taxable to you as if they were paid in December.

Election to be Taxed as a Regulated Investment Company

     The  Portfolio  intends  to  qualify  each year as a  regulated  investment
company  by   satisfying   certain   distribution   and  asset   diversification
requirements  under the  Internal  Revenue  Code (the  "Code").  As a  regulated investment  company,  the Portfolio  generally pays no federal income tax on the income and gains it  distributes  to its  shareholders.  The Board of  Directors reserves the right not to distribute the Portfolio's net long-term  capital gain or not to maintain the qualification of the Portfolio as a regulated  investment company  if  it  determines  such  a  course  of  action  to  be  beneficial  to shareholders.  If net long-term capital gain is retained, the Portfolio would be taxed on the gain, and shareholders  would be notified that they are entitled to a credit or refund for the tax paid by the Portfolio.  If the Portfolio fails to qualify as a regulated  investment  company,  the Portfolio  would be subject to federal,  and possibly  state,  corporate taxes on its taxable income and gains, and  distributions  to you would be taxed as  qualified  dividend  income to the extent of such Portfolio's earnings and profits.

     In order to qualify as a regulated  investment  company for federal  income tax purposes, the Portfolio must meet certain specific requirements, including:

     (i)  The Portfolio  must maintain a  diversified  portfolio of  securities, wherein no security,  including the securities of a qualified publicly
          traded  partnership  (other  than  U.S.   government   securities  and
          securities of other regulated investment  companies) can exceed 25% of the  Portfolio's  total  assets,  and,  with  respect  to  50%  of the
          Portfolio's  total  assets,  no  investment  (other than cash and cash items,  U.S.  government  securities and securities of other regulated investment companies) can exceed 5% of the Portfolio's total assets or
          10% of the outstanding voting securities of the issuer;

     (ii) The  Portfolio  must  derive  at least 90% of its  gross  income  from dividends,  interest, payments with respect to securities loans, gains
          from  the  sale  or  disposition  of  stock,   securities  or  foreign
          currencies,  or other  income  derived with respect to its business of investing in such stock,  securities,  or  currencies,  and net income derived from an interest in a qualified  publicly traded  partnership;
          and

     (iii) The Portfolio must distribute to its shareholders at least 90% of its investment  company taxable income and net tax-exempt  income for each of its fiscal years.

Excise Tax Distribution Requirement

     To  avoid  federal  excise  taxes,  the  Code  requires  the  Portfolio  to distribute  to you by  December  31 of each year,  at a minimum,  the  following amounts: 98% of its taxable ordinary income earned during the calendar year; 98%
of its capital gain net income  earned  during the  twelve-month  period  ending
November  30; and 100% of any  undistributed  amounts  from the prior year.  The
Portfolio intends to declare and pay these  distributions in December (or to pay them in January,  in which case you must treat them as received in December) but can give no assurances  that its  distributions  will be sufficient to eliminate all taxes.

Sales, Exchanges and Redemption of Portfolio Shares

     In general. If you are a taxable investor, sales, exchanges and redemptions
(including  redemptions in kind) are taxable  transactions for federal and state income tax purposes.  If you redeem your Portfolio  shares the Internal  Revenue
Service (the "IRS") requires you to report any gain or loss on your  redemption.
If you held your  shares as a capital  asset,  the gain or loss that you realize will be capital  gain or loss and will be  long-term  or  short-term,  generally depending on how long you have held your shares.

     Redemptions at a loss within six months of purchase. Any loss incurred on a redemption  of shares  held for six months or less will be treated as  long-term capital loss to the extent of any long-term  capital gain  distributed to you by the Portfolio on those shares.

     Wash sales.  All or a portion of any loss that you realize on a  redemption of your  Portfolio  shares will be  disallowed  to the extent that you buy other shares in the Portfolio (through  reinvestment of dividends or otherwise) within
30 days before or after your share  redemption.  Any loss disallowed under these rules will be added to your tax basis in the new shares.

U.S. Government Obligations

     To the extent the Portfolio invests in certain U.S. government obligations, dividends paid by the Portfolio to  shareholders  that are derived from interest on these  obligations  should be exempt  from  state and local  personal  income taxes,  subject in some states to minimum  investment or reporting  requirements that must be met by the  Portfolio.  The  income  on  portfolio  investments  in certain securities, such as repurchase agreements,  commercial paper and federal agency-backed obligations (e.g., Government National Mortgage Association (GNMA)
or Federal National Mortgage Association (FNMA) securities),  generally does not qualify  for  tax-free  treatment.  The rules on  exclusion  of this  income are different for corporate shareholders.

Qualified Dividend Income for Individuals

     For  individual  shareholders,  a  portion  of the  dividends  paid  by the
Portfolio may be qualified  dividends eligible for taxation at long-term capital gain rates.  This reduced rate  generally is available for dividends paid by the
Portfolio  out of dividends  earned on the  Portfolio's  investment in stocks of domestic corporations and qualified foreign corporations.

     Both the  Portfolio  and the  investor  must meet  certain  holding  period requirements to qualify  Portfolio  dividends for this treatment.  Specifically, the Portfolio must hold the stock for at least 61 days during the 121-day period beginning 60 days before the stock  becomes  ex-dividend.  Similarly,  investors must hold their Portfolio  shares for at least 61 days during the 121-day period beginning  60 days  before the  Portfolio  distribution  goes  ex-dividend.  The ex-dividend  date is the first date  following the  declaration of a dividend on which the  purchaser of stock is not  entitled to receive the dividend  payment.
When counting the number of days you held your Portfolio shares, include the day you sold your shares but not the day you acquired these shares.

     While the income  received in the form of a qualified  dividend is taxed at the same rates as long-term capital gains, such income will not be considered as a long-term capital gain for other federal income tax purposes. For example, you will not be allowed to offset your long-term  capital  losses against  qualified dividend income on your federal income tax return. Any qualified dividend income that  you  elect  to be taxed at these  reduced  rates  also  cannot  be used as investment income in determining your allowable investment interest expense. For other  limitations on the amount of or use of qualified  dividend income on your income tax return, please contact your personal tax advisor.

     After the close of its  fiscal  year,  the  Portfolio  will  designate  the portion of its ordinary  dividend  income that meets the definition of qualified dividend  income  taxable at reduced  rates.  If 95% or more of the  Portfolio's income is from  qualified  sources,  it will be allowed to designate 100% of its ordinary income distributions as qualified dividend income.

Dividends-Received Deduction for Corporations

     For  corporate  shareholders,  a  portion  of  the  dividends  paid  by the
Portfolio  may  qualify  for the  dividends-received  deduction.  The portion of dividends paid by the Portfolio  that so qualifies will be designated  each year in a notice mailed to the Portfolio's shareholders,  and cannot exceed the gross amount of dividends received by the Portfolio from domestic (U.S.)  corporations that would have qualified for the  dividends-received  deduction in the hands of the Portfolio if the Portfolio was a regular corporation.  Dividends paid by the
Portfolio  from  interest on debt  securities  or dividends  earned on portfolio securities  of non-U.S.  issuers are not  expected to qualify for the  corporate dividends-received deduction.

     The availability of the dividends-received  deduction is subject to certain holding  period and debt  financing  restrictions  imposed under the Code on the corporation claiming the deduction.  The amount that the Portfolio may designate as eligible for the  dividends-received  deduction will be reduced or eliminated if the shares on which the dividends earned by the Portfolio were  debt-financed or held by the  Portfolio for less than a minimum  period of time,  generally 46 days  during  a  91-day  period  beginning  45 days  before  the  stock  becomes ex-dividend.  Similarly,  if your Portfolio shares are  debt-financed or held by you for less than a 46-day  period  then the  dividends-received  deduction  for
Portfolio  dividends on your shares may also be reduced or  eliminated.  Even if designated  as dividends  eligible  for the  dividends-received  deduction,  all dividends  (including any deducted portion) must be included in your alternative minimum taxable income calculation.

Complex Securities

     The Portfolio may invest in complex  securities and such investments may be subject to numerous special and complicated tax rules.  These rules could affect whether  gains or losses  recognized  by the  Portfolio  are treated as ordinary income or capital gain,  accelerate the  recognition of income to the Portfolio, defer the Portfolio's  ability to recognize losses, and subject the Portfolio to
U.S.  federal  income  tax on income  from  certain of the  Portfolio's  foreign investments.  In turn,  these  rules may affect the  amount,  timing  and/or tax character of the Portfolio's  income and, in turn, of the income  distributed to you.

     Derivatives.  The  Portfolio is permitted to invest in certain  options and futures  contracts.  If the  Portfolio  makes  these  investments,  it  could be required to mark-to-market  these contracts and realize any unrealized gains and losses at its fiscal year end even though it  continues  to hold the  contracts.
Under these rules,  gains or losses on the contracts  generally would be treated as 60% long-term and 40%  short-term  gains or losses.  In  determining  its net income  for  excise tax  purposes,  the  Portfolio  also  would be  required  to mark-to-market  these contracts annually as of November 30 (for capital gain net income and ordinary income arising from certain foreign currency contracts), and to realize and distribute any resulting income and gains.

     Securities   lending.   The  Portfolio's  entry  into  securities   lending
transactions may cause the replacement income earned on the loaned securities to fall outside of the definition of qualified  dividend  income.  This replacement income generally will not be eligible for reduced rates of taxation on qualified dividend income.

     Tax straddles.  The Portfolio's investment in options and futures contracts in connection  with certain  hedging  transactions  could cause the Portfolio to hold offsetting  positions in securities.  If the Portfolio's  risk of loss with respect to specific  securities in its portfolio is substantially  diminished by the fact that it holds other  securities,  the Portfolio could be deemed to have entered  into a tax  "straddle"  or to hold a  "successor  position"  that would require any loss realized by it to be deferred for tax purposes.

     Investments  in securities of uncertain  tax  character.  The Portfolio may invest in securities  the U.S.  Federal income tax treatment of which may not be clear or may be subject to  recharacterization by the IRS. To the extent the tax treatment of such securities or the income from such securities differs from the tax treatment expected by the Portfolio, it could affect the timing or character of income  recognized by the  Portfolio,  requiring the Portfolio to purchase or sell securities,  or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Code.

Backup Withholding

     By law, the Portfolio must withhold a portion of your taxable dividends and sales proceeds unless you:

     o    provide  your  correct  social  security  or  taxpayer  identification number,

     o    certify that this number is correct,

     o    certify that you are not subject to backup withholding, and

     o    certify that you are a U.S. person (including a U.S. resident alien).

     The  Portfolio  also must  withhold if the IRS  instructs it to do so. When withholding  is  required,  the amount will be 28% of any  dividends or proceeds paid.  The special U.S. tax  certification  requirements  applicable to non-U.S.
investors are described under the "Non-U.S. Investors" heading below.

Non-U.S. Investors

     Non-U.S.  investors  (shareholders  who,  as to the  United  States,  are a nonresident alien individual,  foreign trust or estate, foreign corporation,  or foreign  partnership) may be subject to U.S.  withholding and estate tax and are subject to special  U.S.  tax  certification  requirements.  Non-U.S.  investors
should  consult  their  tax  advisors  about  the   applicability  of  U.S.  tax
withholding and the use of the appropriate forms to certify their status.

     In general.  The United  States  imposes a flat 30%  withholding  tax (or a withholding tax at a lower treaty rate) on U.S. source  dividends,  including on income dividends paid to you by the Portfolio, subject to certain exemptions for
dividends  designated  as  capital  gain  dividends,   short-term  capital  gain
dividends  and   interest-related   dividends  as  described   below.   However,
notwithstanding  such  exemptions  from  U.S.  withholding  at the  source,  any dividends and distributions of income and capital gains,  including the proceeds from the sale of your Portfolio shares, will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.

     Capital gain  dividends & short-term  capital gain  dividends.  In general, capital gain dividends paid by the Portfolio from either long-term or short-term capital  gains (other than gain  realized on  disposition  of U.S. real property interests) are not subject to U.S.  withholding tax unless you are a nonresident alien  individual  present  in  the  United  States  for  a  period  or  periods aggregating 183 days or more during the taxable year.

     Interest-related  dividends.  Also,  interest-related dividends paid by the
Portfolio from  qualified  interest  income are not subject to U.S.  withholding tax.  "Qualified  interest income"  includes,  in general,  U.S. source (1) bank deposit interest,  (2) short-term  original discount and (3) interest (including original  issue  discount,  market  discount,  or  acquisition  discount)  on an obligation  which is in  registered  form,  unless it is earned on an obligation issued by a corporation  or  partnership  in which the Portfolio is a 10-percent shareholder or is contingent  interest,  and (4) any  interest-related  dividend from another regulated investment company. On any payment date, the amount of an income  dividend  that is  designated  by the  Portfolio as an  interest-related dividend  may be more or less  than the  amount  that is so  qualified.  This is because the  designation  is based on an estimate of the  Portfolio's  qualified interest  income for its entire fiscal year,  which can only be determined  with exactness at fiscal year end. As a consequence,  the Portfolio may over withhold a small amount of U.S. tax from a dividend  payment.  In this case, the non-U.S.
investor's  only  recourse  may  be to  either  forgo  recovery  of  the  excess withholding, or to file a United States nonresident income tax return to recover the excess withholding.

     Further  limitations  on tax reporting for  interest-related  dividends and short-term  capital gain dividends for non-U.S.  investors;  sunset rule. It may not be practical in every case for the Portfolio to designate, and the Portfolio
reserves  the  right  in  these  cases  to  not  designate,   small  amounts  of
interest-related  or  short-term  capital  gain  dividends.   Additionally,  the
Portfolio's designation of interest-related or short-term capital gain dividends may not be passed through to shareholders by intermediaries who have assumed tax reporting responsibilities for this income in managed or omnibus accounts due to systems limitations or operational  constraints.  The exemption from withholding for short-term capital gain dividends and interest-related dividends paid by the
Portfolio is effective for  dividends  paid with respect to taxable years of the
Portfolio  beginning  after  December 31, 2004 and before January 1, 2008 unless such exemptions are extended or made permanent.

     Ordinary dividends;  effectively connected income.  Ordinary dividends paid by the  Portfolio  to  non-U.S.  investors  on the  income  earned on  portfolio investments in (i) the stock of domestic and foreign corporations,  and (ii) the debt of foreign issuers  continue to be subject to U.S.  withholding tax. If you hold your Portfolio  shares in connection  with a U.S.  trade or business,  your income and gains will be considered  effectively  connected  income and taxed in the U.S. on a net basis, in which case you may be required to file a nonresident
U.S. income tax return.

     U.S tax certification  rules.  Special U.S. tax certification  requirements apply to non-U.S. shareholders both to avoid U.S. back up withholding imposed at a rate of 28% and to obtain the benefits of any treaty between the United States and the shareholder's country of residence.  In general, a non-U.S.  shareholder must provide a Form W-8 BEN (or other applicable Form W-8) to establish that you are not a U.S. person,  to claim that you are the beneficial owner of the income and, if applicable,  to claim a reduced rate of, or exemption from,  withholding as a  resident  of a country  with  which the  United  States  has an income tax treaty. A Form W-8BEN provided  without a U.S.  taxpayer  identification  number will  remain in effect for a period  beginning  on the date signed and ending on the last day of the third  succeeding  calendar year unless an earlier change of circumstances makes the information on the form incorrect.

     U.S.  estate tax. An  individual  who, at the time of death,  is a Non-U.S.
shareholder will nevertheless be subject to U.S. federal estate tax with respect to shares at the  graduated  rates  applicable to U.S.  citizens and  residents, unless a treaty  exception  applies.  In the  absence  of a  treaty,  there is a
$13,000  statutory estate tax credit.  A partial  exemption from U.S. estate tax may apply to Portfolio shares held by the estate of a nonresident decedent.  The amount  treated as exempt is based upon the proportion of the assets held by the
Portfolio at the end of the quarter  immediately  preceding the decedent's death that are debt obligations,  deposits,  or other property that generally would be treated as situated  outside the United  States if held  directly by the estate.
This  provision  applies to decedents  dying after  December 31, 2004 and before
January 1, 2008, unless such provision is extended or made permanent.  Transfers by  gift  of  shares  of  the  Portfolio  by a  non-U.S.  shareholder  who  is a nonresident  alien  individual will not be subject to U.S. federal gift tax. The tax consequences to a non-U.S.  shareholder entitled to claim the benefits of an applicable tax treaty may be different  from those  described  herein.  Non-U.S.
shareholders  are urged to consult  their own tax  advisers  with respect to the particular tax consequences to them of an investment in the Portfolio, including the applicability of foreign tax.

Effect of Future Legislation; Local Tax Considerations

     The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this SAI. Future legislative or administrative changes or court decisions may significantly  change the conclusions  expressed herein, and any such changes or decisions  may  have a  retroactive  effect  with  respect  to the  transactions contemplated  herein.  Rules of state and local  taxation  of  ordinary  income, qualified  dividend  income and capital gain dividends may differ from the rules for U.S.  federal income taxation  described  above.  Distributions  may also be subject  to  additional  state,  local  and  foreign  taxes  depending  on  each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S.
tax rules that differ  significantly  from those summarized above.  Shareholders are urged to consult  their tax  advisers  as to the  consequences  of these and other state and local tax rules affecting investment in the Portfolio.

     This  discussion of "Taxation of the  Portfolio" is not intended or written to be used as tax  advice  and does not  purport  to deal with all  federal  tax consequences  applicable to all  categories  of investors,  some of which may be subject to special rules. You should consult your own tax advisor regarding your particular circumstances before making an investment in the Portfolio.

                              PROXY VOTING POLICIES

     The Board of  Directors  of the Fund has  delegated  the  authority to vote proxies for the  portfolio  securities  held by the  Portfolio to the Advisor in accordance with the Proxy Voting Policies and Procedures (the "Voting Policies")
and Proxy Voting Guidelines ("Voting Guidelines") adopted by the Advisor.

     The  Investment  Committee  at the  Advisor is  generally  responsible  for overseeing the Advisor's  proxy voting  process.  The  Investment  Committee has formed a Corporate Governance Committee composed of certain officers,  directors and other personnel of the Advisor and has delegated to its members authority to
(i) oversee the voting of proxies,  (ii) make  determinations  as to how to vote certain  specific  proxies,  and (iii) verify the on-going  compliance  with the
Voting Policies. The Corporate Governance Committee may designate one or more of its members to oversee specific,  ongoing  compliance with respect to the Voting
Policies  and may  designate  other  personnel of the Advisor to vote proxies on behalf of the Portfolio, including all authorized traders of the Advisor.

     The Advisor votes (or refrains from voting) proxies in a manner  consistent with the best  interests of the  Portfolio as  understood  by the Advisor at the time of the vote. Generally,  the Advisor analyzes proxy statements on behalf of the Portfolio in accordance with the Voting Policies and the Voting  Guidelines.
Most  proxies that the Advisor  receives  will be voted in  accordance  with the
Voting  Guidelines.  Since most proxies are voted in accordance  with the Voting
Guidelines,  it normally will not be necessary for the Advisor to make an actual determination  of how to vote a particular  proxy,  thereby largely  eliminating conflicts of interest for the Advisor during the proxy voting process.  However, the Proxy  Policies  do address the  procedures  to be followed if a conflict of interest arises between the interests of the Portfolio, and the interests of the
Advisor or its  affiliates.  If the Corporate  Governance  Committee  member has actual knowledge of a conflict of interest and recommends a vote contrary to the
Voting  Guidelines,  the  Advisor,  prior to  voting,  will fully  disclose  the conflict to the Board of Directors of the Fund,  or an  authorized  committee of the Board,  and vote the proxy in accordance  with the direction of the Board or its authorized committee.

     The  Advisor  will  usually  vote  proxies  in  accordance  with the Voting
Guidelines.  The Voting Guidelines provide a framework for analysis and decision making,  however,  the Voting Guidelines do not address all potential issues. In order to be able to address all the relevant facts and circumstances  related to a proxy  vote,  the  Advisor  reserves  the right to vote  counter to the Voting
Guidelines if, after a review of the matter,  the Advisor believes that the best interests  of  the  Portfolio  would  be  served  by  such  a  vote.  In  such a circumstance,  the  analysis  will be  documented  in writing  and  periodically presented to the Corporate Governance  Committee.  To the extent that the Voting
Guidelines do not cover potential  voting issues,  the Advisor will vote on such issues in a manner that is consistent  with the spirit of the Voting  Guidelines and that the Advisor believes would be in the best interests of the Portfolio.

     Examples of some of the Voting  Guidelines are described  below.  Under the
Voting  Guidelines  proxies will usually be voted for: (i) the  ratification  of independent auditors (ii) the elimination of anti-takeover  measures;  and (iii)
re-incorporation  when the economic  factors  outweigh  any negative  governance changes.  Pursuant  to the  Voting  Guidelines  proxies  will  usually  be voted against: (i) the institution of anti-takeover  measures (such as the institution of classified boards of directors and the creation of super majority provisions)
and (ii) proposals  authorizing  the creation of new classes of preferred  stock with unspecified voting, conversion, dividend distribution and other rights. The
Voting  Guidelines  also provide that certain  proposals will be considered on a case-by-case  basis,  including:  (i)  mergers and  acquisitions,  which will be assessed to determine whether the transaction  enhances  shareholder value; (ii)
proposals  with  respect  to  management  compensation  plans;  (iii)  proposals increasing  the  authorized  common stock of a company and (iv)  proposals  with respect to the composition of a company's  Board of Directors.  The Advisor may, but will not  ordinarily,  take social  concerns into account in voting  proxies with respect to securities held by the Portfolio.

     The Advisor  votes (or refrains  from voting)  proxies in a manner that the
Advisor  determines is in the best interests of the Portfolio and which seeks to maximize the value of the Portfolio's  investments.  In some cases,  the Advisor may determine  that it is in the best interests of the Portfolio to refrain from exercising proxy voting rights.  The Advisor may determine that voting is not in the best  interest  of the  Portfolio  and  refrain  from  voting if the  costs, including the  opportunity  costs,  of voting would, in the view of the Advisor, exceed the expected benefits of voting. For securities on loan, the Advisor will balance the  revenue-producing  value of loans  against the  difficult-to-assess value of casting  votes.  It is the Advisor's  belief that the expected value of casting a vote generally will be less than the securities lending income, either because the votes will not have significant economic consequences or because the outcome  of the vote  would not be  affected  by the  Advisor  recalling  loaned securities in order to ensure they are voted.  The Advisor does intend to recall securities  on loan if it  determines  that voting the  securities  is likely to materially affect the value of the Portfolio's  investment and that it is in the
Portfolio's best interests to do so. In cases where the Advisor does not receive a solicitation  or enough  information  within a sufficient  time (as reasonably determined by the Advisor) prior to the proxy-voting  deadline,  the Advisor may be unable to vote.

     With respect to non-U.S.  securities,  it is typically  both  difficult and
costly  to  vote  proxies  due  to  local  restrictions,   customs,   and  other
requirements  or  restrictions.  The Advisor  does not vote  proxies of non-U.S.
companies if the Advisor determines that the expected economic costs from voting outweigh the anticipated  economic benefit to the Portfolio Fund associated with voting. The Advisor determines whether to vote proxies of non-U.S.  companies on
a   portfolio-by-portfolio   basis,  and  generally  implements  uniform  voting
procedures for all proxies of a country. The Advisor periodically reviews voting logistics,  including  costs and other  voting  difficulties,  on a portfolio by portfolio and country by country basis, in order to determine if there have been any material changes that would affect the Advisor's  decision of whether or not to vote.

     The  Advisor  is in the  process  of  retaining  Institutional  Shareholder
Services  ("ISS"),  an  independent  third party  service  provider,  to provide certain services with respect to proxy voting.  ISS will provide  information on shareholder meeting dates and proxy materials; translate proxy materials printed
in  a  foreign  language;   provide  research  on  proxy  proposals  and  voting
recommendations in accordance with the Voting Guidelines; effect votes on behalf of the Portfolio; and provide reports concerning the proxies voted. Although the
Advisor may consider the  recommendations  of ISS on proxy  issues,  the Advisor remains ultimately responsible for all proxy voting decisions.

     Information  regarding  how the  Portfolio  voted  proxies  related  to its portfolio  securities  during the 12 month  period ended June 30 of each year is available,  no later  than  August 31 of each  year,  without  charge,  (i) upon request, by calling collect:  (310) 395-8005 or (ii) on the Advisor's website at
http://www.dfaus.com    and    (iii)   on   the    Commission's    website    at
http://www.sec.gov.

                        DISCLOSURE OF PORTFOLIO HOLDINGS

     The Advisor and the Board of  Directors  of the Fund have  adopted a policy
(the "Policy") to govern  disclosure of the portfolio  holdings of the Portfolio
("Holdings  Information"),  and to  prevent  the misuse of  material  non-public
Holdings  Information.  The  Advisor  has  determined  that the  Policy  and its procedures:  (1) are reasonably  designed to ensure that  disclosure of Holdings
Information is in the best interests of the  shareholders of the Portfolio,  and
(2) appropriately address the potential for material conflicts of interest.

     Disclosure of Holdings  Information as Required by Applicable Law. Holdings
Information  (whether a partial  listing  of  portfolio  holdings  or a complete listing of portfolio  holdings)  shall be disclosed to any person as required by applicable law, rules, and regulations.

     Online  Disclosure  of  Portfolio  Holdings   Information.   The  Portfolio
generally  discloses up to its twenty-five  largest  portfolio  holdings and the percentages  that each of these  largest  portfolio  holdings  represent  of the
Portfolio's total assets ("largest holdings"),  as of the most recent month-end, online at the Advisor's public website, http://www.dfaus.com, within twenty days after the end of each month. This online disclosure may also include information
regarding  the  Portfolio's  industry   allocations.   The  Portfolio  generally
discloses  its  complete  Holdings   Information   (other  than  cash  and  cash
equivalents),   as  of  month-end,  online  at  the  Advisor's  public  website,
http://www.dfaus.com, three months following the month-end.

     Disclosure of Holdings  Information  to  Recipients.  Each of the Advisor's
Chairman,  Director of Institutional  Services, Head of Portfolio Management and
Trading and General Counsel (together,  the "Designated  Persons") may authorize disclosing  non-public  Holdings  Information  more  frequently  or at different periods than as described above solely to those financial  advisors,  registered accountholders,  authorized consultants,  authorized custodians,  or third-party data service  providers (each a "Recipient")  who: (i) specifically  request the more  current  non-public  Holdings  Information,  and  (ii)  execute  a Use and
Nondisclosure Agreement (each a "Nondisclosure  Agreement").  Each Nondisclosure
Agreement  subjects the Recipient to a duty of  confidentiality  with respect to the non-public  Holdings  Information,  and prohibits the Recipient from trading
based  on  the  non-public   Holdings   Information.   Any  non-public  Holdings
Information that is disclosed shall not include any material  information  about the  Portfolio's  trading  strategies  or pending  portfolio  transactions.  The non-public  Holdings  Information  provided to a Recipient under a Nondisclosure
Agreement,  unless  indicated  otherwise,  is not subject to a time delay before dissemination.

     As of the date of this SAI,  the  Advisor  and the  Portfolio  had  ongoing arrangements with the following Recipients to make available non-public Holdings
Information:

       Recipient                   Business Purpose             Frequency
----------------------------- ------------------------------- -------------------
PFPC Trust Company            Fund Custodian                  Daily
----------------------------- ------------------------------- -------------------
PFPC Inc.                     Fund Administrator,             Daily
                              Accounting Agent and Transfer
                              Agent
----------------------------- ------------------------------- -------------------
Citicorp North America, Inc.  Middle Office Operational       Daily
                              Support Service Provider to
                              the Advisor
----------------------------- ------------------------------- -------------------
KLD Research & Analytics      Social Screen Provider          Quarterly
----------------------------- ------------------------------- -------------------
PricewaterhouseCoopers LLP    Independent registered public   Semi-annually
                              accounting firm                 (based on fiscal
                                                              year)

     In addition,  certain employees of the Advisor and its subsidiaries receive
Holdings  Information on a quarterly,  monthly, or daily basis, or upon request, in order  to  perform  their  business  functions.  None of the  Portfolio,  the
Advisor,  or any other party receives any  compensation in connection with these arrangements.

     The Policy  includes the following  procedures to ensure that disclosure of
Holdings  Information is in the best interests of  shareholders,  and to address any conflicts  between the interests of  shareholders,  on the one hand, and the interests  of the  Advisor,  DFAS,  or any  affiliated  person of the Fund,  the
Advisor,  or  DFAS,  on  the  other.  In  order  to  protect  the  interests  of shareholders and the Portfolio,  and to ensure no adverse effect on shareholders in the limited  circumstances  where a Designated  Person is considering  making non-public Holdings Information available to a Recipient, the Advisor's Director of  Institutional  Services and the Chief  Compliance  Officer will consider any conflicts of interest.  If the Chief Compliance Officer,  following  appropriate due  diligence,  determines  that:  (1) the Portfolio has a legitimate  business purpose for providing the non-public  Holdings  Information to a Recipient,  and
(2) disclosure of non-public  Holdings  Information to the Recipient would be in
the  best  interests  of  shareholders   and  will  not  adversely   affect  the
shareholders,  then the  Chief  Compliance  Officer  may  approve  the  proposed disclosure.

     The Chief  Compliance  Officer  documents  all  disclosures  of  non-public
Holdings  Information   (including  the  legitimate  business  purpose  for  the
disclosure),  and periodically  reports to the Board on such  arrangements.  The
Chief  Compliance  Officer also is  responsible  for ongoing  monitoring  of the distribution and use of non-public Holdings  Information.  Such arrangements are reviewed by the Chief Compliance Officer on an annual basis.  Specifically,  the
Chief Compliance  Officer requests an annual  certification  from each Recipient that the Recipient has complied  with all terms  contained in the  Nondisclosure
Agreement.  Recipients  who fail to provide  the  requested  certifications  are prohibited from receiving non-public Holdings Information.

     The Board  exercises  continuing  oversight of the  disclosure  of Holdings
Information by: (1) overseeing the  implementation and enforcement of the Policy by the Chief Compliance  Officer of the Advisor and of the Fund; (2) considering reports and  recommendations  by the Chief  Compliance  Officer  concerning  the implementation of the Policy and any material  compliance matters that may arise in connection with the Policy; and (3) considering  whether to approve or ratify any  amendments  to the Policy.  The Advisor and the Board  reserve the right to amend the Policy at any time,  and from time to time without  prior  notice,  in their sole discretion.

     Prohibitions   on   Disclosure   of  Portfolio   Holdings  and  Receipt  of
Compensation.  No person is authorized to disclose Holdings Information or other investment  positions (whether online at  http://www.dfaus.com,  in writing,  by fax, by e-mail, orally, or by other means) except in accordance with the Policy.
In addition,  no person is authorized to make disclosure  pursuant to the Policy if such disclosure is otherwise in violation of the antifraud  provisions of the federal securities laws.

     The Policy prohibits the Portfolio,  the Advisor,  or an affiliate  thereof from  receiving  any  compensation  or other  consideration  of any type for the purpose of obtaining  disclosure of  non-public  Holdings  Information  or other investment positions.  "Consideration" includes any agreement to maintain assets in the  Portfolio or in other  investment  companies or accounts  managed by the
Advisor or by any affiliated person of the Advisor.

     The Policy and its procedures  are intended to provide  useful  information concerning the Portfolio to existing and prospective shareholders,  while at the same time preventing the improper use of Holdings  Information.  However,  there can be no  assurance  that the  furnishing  of any Holdings  Information  is not susceptible to  inappropriate  uses,  particularly in the hands of sophisticated investors, or that the Holdings Information will not in fact be misused in other ways, beyond the control of the Advisor.

                              FINANCIAL STATEMENTS

     PricewaterhouseCoopers  LLP, Two Commerce  Square,  Suite 1700, 2001 Market
Street, Philadelphia, PA 19103-7042, is the Fund's independent registered public accounting firm. It audits the Fund's annual financial  statements.  Because the
Portfolio  had not  commenced  operations  as of November 30,  2006,  the annual reports of the Fund for the fiscal year ended  November  30, 2006 do not contain any data regarding the Portfolio.

                                PERFORMANCE DATA

     The Portfolio may compare its investment  performance to appropriate market and mutual fund indices and investments for which reliable  performance  data is available. Such indices are generally unmanaged and are prepared by entities and organizations  that track the performance of investment  companies or investment advisors.  Unmanaged indices often do not reflect  deductions for administrative and management costs and expenses.  The performance of the Portfolio may also be compared in publications to averages, performance rankings, or other information prepared  by  recognized  mutual  fund  statistical  services.  Any  performance information,  whether  related to the  Portfolio  or to the  Advisor,  should be considered  in light of the  Portfolio's  investment  objectives  and  policies, characteristics  and the quality of the portfolio and market  conditions  during the time period indicated and should not be considered to be  representative  of what may be achieved in the future.

                  DFA INVESTMENT DIMENSIONS GROUP INC. (91/92)

                                     PART C
                                OTHER INFORMATION

ITEM 23.  EXHIBITS.

         (a)      Articles of Incorporation.
                  (1)      Articles of Restatement effective August 11, 2003 as filed with the Maryland Secretary of State on August 11, 2003.
                           Incorporated herein by reference to:
                           Filing:          Post-Effective Amendment No. 69/70 to Registrant's Registration
                                            Statement on Form N-1A.
                           File Nos.:       2-73948 and 811-3258.
                           Filing Date:     January 29, 2004.

                  (2)      Articles Supplementary as filed with the Maryland Secretary of State on September 8,
                           2004 re: the addition of Class R Shares of U.S. Small Cap Value Portfolio and the
                           deletion of (i) the LD U.S. Marketwide Portfolio Shares, (ii) the HD U.S. Marketwide
                           Portfolio Shares, (iii) the LD U.S. Marketwide Value Portfolio Shares and (iv) the HD
                           U.S. Marketwide Value Portfolio Shares
                           Incorporated herein by reference to:
                           Filing:          Post-Effective Amendment No. 75/76 to Registrant's Registration
                                            Statement on Form N-1A.
                           File Nos.:       2-73948 and 811-3258.
                           Filing Date:     March 30, 2005.

                  (3)      Articles of Amendment as filed with the Maryland Secretary of State on October 25,
                           2004 re: the name change of the:
                           *        AAM/DFA International High Book to Market Portfolio to the LWAS/DFA
                                    International High Book to Market Portfolio
                           Incorporated herein by reference to:
                           Filing:          Post-Effective Amendment No. 75/76 to Registrant's Registration
                                            Statement on Form N-1A.
                           File Nos.:       2-73948 and 811-3258.
                           Filing Date:     March 30, 2005.

                  (4)      Articles Supplementary filed with the Maryland Secretary of State on January 10, 2005 re: the addition of the:
                           *        Shares of Emerging Markets Core Equity Portfolio
                           Incorporated herein by reference to:
                           Filing:          Post-Effective Amendment No. 73/74 to Registrant's Registration
                                            Statement on Form N-1A.
                           File Nos.:       2-73948 and 811-3258.
                           Filing Date:     January 14, 2005.

                  (5)      Articles Supplementary filed with the Maryland Secretary of State on March 7, 2005 re:
                           the authorization of 40 billion additional shares of common stock:
                           Incorporated herein by reference to:
                           Filing:          Post-Effective Amendment No. 75/76 to Registrant's Registration
                                            Statement on Form N-1A.
                           File Nos.:       2-73948 and 811-3258.
                           Filing Date:     March 30, 2005.

                  (6)      Articles of Amendment as filed with the Maryland Secretary of State on September 12,
                           2005 re: the name change of the:
                           *        The Pacific Rim Small Company Portfolio to the Asia Pacific Small Company
                                    Portfolio
                           Incorporated herein by reference to:
                           Filing:          Post-Effective Amendment No. 77/78 to Registrant's Registration
                                            Statement on Form N-1A.
                           File Nos.:       2-73948 and 811-3258.
                           Filing Date:     September 13, 2005.

                  (7)      Articles Supplementary filed with the Maryland Secretary of State on September 12,
                           2005 re: the addition of the:
                           *        U.S. Core Equity 1 Portfolio
                           *        U.S. Core Equity 2 Portfolio
                           *        U.S. Vector Equity Portfolio
                           *        International Core Equity Portfolio
                           Incorporated herein by reference to:
                           Filing:          Post-Effective Amendment No. 77/78 to Registrant's Registration
                                            Statement on Form N-1A.
                           File Nos.:       2-73948 and 811-3258.
                           Filing Date:     September 13, 2005.

                  (8)      Articles of Amendment as filed with the Maryland Secretary of State on May 12, 2006 re: the name change of the:
                           *        U.S. Small Cap Value Portfolio Shares-Investor Class to the U.S. Small Cap
                                    Value Portfolio Shares
                           Incorporated herein by reference to:
                           Filing:          Post-Effective Amendment No. 80/81 to Registrant's Registration
                                            Statement on Form N-1A.
                           File Nos.:       2-73948 and 811-3258.
                           Filing Date:     May 23, 2006.

                  (9)      Articles Supplementary filed with the Maryland Secretary of State on May 12, 2006 re:
                           the addition of the:
                           *        Emerging Markets Social Core Portfolio Shares and the reclassification and reallocation of shares of Class R Shares of U.S. Small Cap Value Portfolio to
                                    the U.S. Small Cap Value Portfolio Shares
                           Incorporated herein by reference to:
                           Filing:          Post-Effective Amendment No. 80/81 to Registrant's Registration
                                            Statement on Form N-1A.
                           File Nos.:       2-73948 and 811-3258.
                           Filing Date:     May 23, 2006.

                  (10)     Articles Supplementary filed with the Maryland Secretary of State on August 4, 2006 re: the addition of the:
                           *        DFA Inflation-Protected Securities Portfolio Shares
                           Incorporated herein by reference to:
                           Filing:          Post-Effective Amendment No. 83/84 to Registrant's Registration
                                            Statement on Form N-1A.
                           File Nos.:       2-73948 and 811-3258.
                           Filing Date:     September 12, 2006.

                  (11)     Articles Supplementary filed with the Maryland Secretary of State on November 20, 2006 re: the addition of the:
                           *        DFA International Real Estate Securities Portfolio Shares
                           Incorporated herein by reference to:
                           Filing:          Post-Effective Amendment No. 85/86 to Registrant's Registration
                                            Statement on Form N-1A.
                           File Nos.:       2-73948 and 811-3258.
                           Filing Date:     December 5, 2006.

                  (12)     Articles Supplementary filed with the Maryland Secretary of State on November 29, 2006 re: the allocation of 100 billion additional shares of common stock to:
                           *        U.S. Core Equity 2 Portfolio
                           Incorporated herein by reference to:
                           Filing:          Post-Effective Amendment No. 88/89 to Registrant's Registration
                                            Statement on Form N-1A.
                           File Nos.:       2-73948 and 811-3258.
                           Filing Date:     March 30, 2007.

                  (13)     Articles of Amendment as filed with the Maryland Secretary of State on November 29,
                           2006 re: the name change of the:
                           *        U.S. Small XM Value Portfolio Shares to the U.S. Targeted Value Portfolio
                           Shares
                           Incorporated herein by reference to:
                           Filing:          Post-Effective Amendment No. 88/89 to Registrant's Registration
                                            Statement on Form N-1A.
                           File Nos.:       2-73948 and 811-3258.
                           Filing Date:     March 30, 2007.

                  (14)     Articles Supplementary filed with the Maryland Secretary of State on November 29, 2006 re: the allocation of 140 billion additional shares of common stock and re: the addition of the:
                           *        DFA California Short-Term Municipal Bond Portfolio Shares
                           *        T.A. U.S. Core Equity 2 Portfolio Shares
                           Incorporated herein by reference to:
                           Filing:          Post-Effective Amendment No. 88/89 to Registrant's Registration
                                            Statement on Form N-1A.
                           File Nos.:       2-73948 and 811-3258.
                           Filing Date:     March 30, 2007.

                  (15)     Articles of Amendment as filed with the Maryland Secretary of State on March 27, 2007 re: the name change of the:
                           *        Tax-Managed U.S. Small Cap Value Portfolio Shares to the Tax-Managed U.S.
                           Targeted Value Portfolio Shares
                           Incorporated herein by reference to:
                           Filing:          Post-Effective Amendment No. 88/89 to Registrant's Registration
                                            Statement on Form N-1A.
                           File Nos.:       2-73948 and 811-3258.
                           Filing Date:     March 30, 2007.

                  (16)     Articles of Amendment as filed with the Maryland Secretary of State on June 21, 2007 re: the name change of the:
                           *        Emerging Markets Social Core Portfolio Shares to the Emerging Markets Social
                           Core Equity Portfolio Shares
                           ELECTRONICALLY FILED HEREWITH AS EXHIBIT NO. EX-99.a.16.

                  (17)     Articles Supplementary filed with the Maryland Secretary of State on June 21, 2007 re:
                           the addition of the:
                           *        U.S. Social Core Equity 2 Portfolio Shares
                           *        CSTG&E U.S. Social Core Equity 2 Portfolio Shares
                           *        CSTG&E International Social Core Equity Portfolio Shares
                           ELECTRONICALLY FILED HEREWITH AS EXHIBIT NO. EX-99.a.17.

          (b)     By-Laws.
                  Amended and Restated By-Laws of the Registrant.
                  Incorporated herein by reference to:
                  Filing:           Post-Effective Amendment No. 69/70 to Registrant's Registration Statement on
                                    Form N-1A.
                  File Nos.:        2-73948 and 811-3258.
                  Filing Date:      January 29, 2004.

         (c)      Instruments Defining the Rights of Securityholders.
                  (1)      See Articles Fifth, Sixth, Eighth and Thirteenth of the Registrant's Articles of
                           Restatement dated August 11, 2003.

                  (2)      See Article II of the Registrant's Amended and Restated By-Laws.

         (d)      Investment Advisory Agreement.
                  (1)      Investment Management Agreements.
                           (a)      Form of Investment Advisory Agreement between the Registrant and Dimensional
                                    Fund Advisors Inc. ("DFA") dated May 13, 1987 re:  the:
                                    *       DFA Five-Year Government Portfolio
                                    Incorporated herein by reference to:
                                    Filing:          Post-Effective Amendment No. 48/49 to Registrant's
                                                     Registration Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     March 20, 1998.

                           (b)      Investment Advisory Agreement between the Registrant and DFA dated April 26,
                                    1994 re:  the:
                                    *       VA Global Bond Portfolio (formerly the DFA Global Fixed Income
                                            Portfolio and the DFA Global Bond Portfolio)
                                    Incorporated herein by reference to:
                                    Filing:          Post-Effective Amendment No. 48/49 to Registrant's
                                                     Registration Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     March 20, 1998.

                           (c)      Investment Advisory Agreement between the Registrant and DFA dated September
                                    24, 1990 re:  the:
                                    *       DFA Intermediate Government Fixed Income Portfolio (formerly the DFA
                                            Intermediate Government Bond Portfolio)
                                    Incorporated herein by reference to:
                                    Filing:          Post-Effective Amendment No. 48/49 to Registrant's
                                                     Registration Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     March 30, 1998.

                           (d)      Investment Advisory Agreement between the Registrant and DFA dated April 2,
                                    1991 re:  the:
                                    *       Large Cap International Portfolio
                                    Incorporated herein by reference to:
                                    Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                                     Registration Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     January 22, 1999.

                           (e)      Investment Advisory Agreement between the Registrant and DFA dated September
                                    21, 1992.
                                    *       DFA Real Estate Securities Portfolio
                                    Incorporated herein by reference to:
                                    Filing:          Post-Effective Amendment No. 70/71 to Registrant's
                                                     Registration Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     March 29, 2004.

                           (f)      Investment Advisory Agreement between the Registrant and DFA dated December
                                    20, 1994 re:  the:
                                    *       DFA International Small Cap Value Portfolio
                                    Incorporated herein by reference to:
                                    Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                                     Registration Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     January 22, 1999.

                           (g)      Investment Advisory Agreement between the Registrant and DFA dated September
                                    8, 1995 re:  the:
                                    *       VA Large Value Portfolio (formerly known as the DFA Global Value
                                            Portfolio)
                                    Incorporated herein by reference to:
                                    Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                                     Registration Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     January 22, 1999.

                           (h)      Investment Advisory Agreement between the Registrant and DFA dated September
                                    8, 1995 re:  the:
                                    *       VA Small Value Portfolio
                                    Incorporated herein by reference to:
                                    Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                                     Registration Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     January 22, 1999.

                           (i)      Investment Advisory Agreement between the Registrant and DFA dated September
                                    8, 1995 re:  the:
                                    *       VA International Value Portfolio
                                    Incorporated herein by reference to:
                                    Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                                     Registration Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     January 22, 1999.

                           (j)      Investment Advisory Agreement between the Registrant and DFA dated September
                                    8, 1995 re:  the:
                                    *       VA International Small Portfolio
                                    Incorporated herein by reference to:
                                    Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                                     Registration Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     January 22, 1999.

                           (k)      Investment Advisory Agreement between the Registrant and DFA dated September
                                    8, 1995 re:  the:
                                    *       VA Short-Term Fixed Portfolio
                                    Incorporated herein by reference to:
                                    Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                                     Registration Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     January 22, 1999.

                           (l)      Investment Advisory Agreement between the Registrant and DFA dated August 8,
                                    1996 re:  the:
                                    *       International Small Company Portfolio
                                    Incorporated herein by reference to:
                                    Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                                     Registration Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     January 22, 1999.

                           (m)      Investment Advisory Agreement between the Registrant and DFA dated December 7,
                                    1998  re:  the:
                                    *       Tax-Managed U.S. Small Cap Value Portfolio (formerly Tax-Managed U.S.
                                            5-10 Value Portfolio);
                                    *       Tax-Managed U.S. Small Cap Portfolio (formerly Tax-Managed U.S. 6-10
                                            Small Company Portfolio); and
                                    *       Tax-Managed DFA International Value Portfolio
                                    Incorporated herein by reference to:
                                    Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                                     Registration Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     January 22, 1999.

                                    (1)     Addendum Number One re:  the reflection of the following name changes:
                                            *        Tax-Managed U.S. 5-10 Value Portfolio to the Tax-Managed
                                                     U.S. Small Cap Value Portfolio
                                            *        Tax-Managed U.S. 6-10 Small Company Portfolio to the
                                                     Tax-Managed U.S. Small Cap Portfolio
                                            Incorporated herein by reference to:
                                            Filing:           Post-Effective Amendment No. 70/71 to Registrant's
                                                              Registration Statement on Form N-1A.
                                            File Nos.:        2-73948 and 811-3258.
                                            Filing Date:      March 29, 2004.

                                    (2)     Addendum Number Two re:  the reflection of the following name changes:
                                            *        Tax-Managed U.S. Small Cap Value Portfolio to the
                                                     Tax-Managed U.S. Targeted Value Portfolio
                                            Incorporated herein by reference to:
                                            Filing:           Post-Effective Amendment No. 88/89 to Registrant's
                                                              Registration Statement on Form N-1A.
                                            File Nos.:        2-73948 and 811-3258.
                                            Filing Date:      March 30, 2007.

                           (n)      Investment Advisory Agreement between the Registrant and DFA dated July 30,
                                    2002 re:  the:
                                    *       DFA Short-Term Municipal Bond Portfolio
                                    Incorporated herein by reference to:
                                    Filing:          Post-Effective Amendment No. 66/67 to the Registrant's
                                                     Registration Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     July 30, 2002.

                           (o)      Form of Investment Advisory Agreement between the Registrant and DFA re:
                                    the:
                                    *       Emerging Markets Core Equity Portfolio
                                    Incorporated herein by reference to:
                                    Filing:          Post-Effective Amendment No. 73/74 to Registrant's
                                                     Registration Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     January 14, 2005.

                           (p)      Investment Advisory Agreement between the Registrant and DFA dated September
                                    13, 2005 re:  the:
                                    *       U.S. Core Equity 1 Portfolio
                                    Incorporated herein by reference to:
                                    Filing:          Post-Effective Amendment No. 77/78 to Registrant's
                                                     Registration Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     September 13, 2005.

                           (q)      Investment Advisory Agreement between the Registrant and DFA dated September
                                    13, 2005 re:  the:
                                    *       U.S. Core Equity 2 Portfolio
                                    Incorporated herein by reference to:
                                    Filing:          Post-Effective Amendment No. 77/78 to Registrant's
                                                     Registration Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     September 13, 2005.

                           (r)      Investment Advisory Agreement between the Registrant and DFA dated September
                                    13, 2005 re:  the:
                                    *       International Core Equity Portfolio
                                    Incorporated herein by reference to:
                                    Filing:          Post-Effective Amendment No. 77/78 to Registrant's
                                                     Registration Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     September 13, 2005.

                           (s)      Investment Advisory Agreement between the Registrant and DFA dated September
                                    13, 2005 re:  the:
                                    *       U.S. Vector Equity Portfolio
                                    Incorporated herein by reference to:
                                    Filing:          Post-Effective Amendment No. 77/78 to Registrant's
                                                     Registration Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     September 13, 2005.

                           (t)      Investment Advisory Agreement between the Registrant and DFA dated August 7,
                                    2006 re:  the:
                                    *       Emerging Markets Social Core Equity Portfolio
                                    Incorporated herein by reference to:
                                    Filing:          Post-Effective Amendment No. 82/83 to Registrant's
                                                     Registration Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     August 4, 2006.

                           (u)      Investment Advisory Agreement between the Registrant and DFA dated September
                                    12, 2006 re:  the:
                                    *       DFA Inflation-Protected Securities Portfolio
                                    Incorporated herein by reference to:
                                    Filing:          Post-Effective Amendment No. 83/84 to Registrant's
                                                     Registration Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     September 12, 2006.

                           (v)      Form of Investment Advisory Agreement between the Registrant and DFA re:  the:
                                    *       DFA International Real Estate Securities Portfolio
                                    Incorporated herein by reference to:
                                    Filing:          Post-Effective Amendment No. 85/86 to Registrant's
                                                     Registration Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     December 5, 2006.

                           (w)      Form of Investment Advisory Agreement between the Registrant and DFA re:
                                    the:
                                    *       DFA California Short-Term Municipal Bond Portfolio
                                    Incorporated herein by reference to:
                                    Filing:          Post-Effective Amendment No. 86/87 to Registrant's
                                                     Registration Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     January 12, 2007.

                           (x)      Form of Investment Advisory Agreement between the Registrant and DFA re:
                                    the:
                                    *       T.A. U.S. Core Equity 2 Portfolio
                                    Incorporated herein by reference to:
                                    Filing:          Post-Effective Amendment No. 86/87 to Registrant's
                                                     Registration Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     January 12, 2007.

                           (y)      Form of Investment Advisory Agreement between the Registrant and DFA re:
                                    the:
                                    *       U.S. Targeted Value Portfolio
                                    Incorporated herein by reference to:
                                    Filing:          Post-Effective Amendment No. 88/89 to Registrant's
                                                     Registration Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     March 30, 2007.

                           (z)      Form of Investment Advisory Agreement between the Registrant and DFA re:
                                    the:
                                    *       U.S. Social Core Equity 2 Portfolio
                                    Incorporated herein by reference to:
                                    Filing:          Post-Effective Amendment No. 89/90 to Registrant's
                                                     Registration Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     April 24, 2007.

                           (aa)     Form of Investment Advisory Agreement between the Registrant and DFA re:  the:
                                    *       CSTG&E U.S. Social Core Equity 2 Portfolio
                                    Incorporated herein by reference to:
                                    Filing:          Post-Effective Amendment No. 90/91 to Registrant's
                                                     Registration Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     May 8, 2007.

                           (bb)     Form of Investment Advisory Agreement between the Registrant and DFA re:  the:
                                    Incorporated herein by reference to:
                                    Filing:          Post-Effective Amendment No. 90/91 to Registrant's
                                                     Registration Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     May 8, 2007.

                  (2)      Sub-advisory Agreements.
                           (a)      Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Ltd.
                                    (formerly DFA Australia Pty Limited) dated September 21, 1995 re:  the:
                                    *       VA International Small Portfolio.
                                    Incorporated herein by reference to:
                                    Filing:          Post-Effective Amendment No. 37/38 to the Registrant's
                                                     Registration Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     November 22, 1995.

                                    (i)     Amendment No. 1 to Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Ltd. (formerly DFA Australia Pty Limited) dated
                                            July 18, 1997
                                            Incorporated herein by reference to:
                                            Filing:  Post-Effective Amendment No. 78/79 to the Registrant's
                                                     Registration Statement on Form N-1A.
                                            File Nos.:        2-73948 and 811-3258.
                                            Filing Date:      March 30, 2006.

                           (b)      Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund
                                    Advisors Ltd. dated September 21, 1995 re:  the:
                                    *       VA International Small Portfolio.
                                    Incorporated herein by reference to:
                                    Filing:          Post-Effective Amendment No. 37/38 to the Registrant's
                                                     Registration Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     November 22, 1995.

                           (c)      Form of Consultant Services Agreement between DFA and DFA Australia Ltd.
                                    (formerly DFA Australia Pty Limited)
                                    Incorporated herein by reference to:
                                    Filing:          Post-Effective Amendment No. 55/56 to the Registrant's
                                                     Registration Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     September 13, 1999.

                           (d)      Form of Consultant Services Agreement between
                                    DFA and Dimensional Fund Advisors Ltd.
                                    Incorporated herein by reference to:
                                    Filing:          Post-Effective Amendment No. 55/56 to the Registrant's
                                                     Registration Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     September 13, 1999.

                           (e)      Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional
                                    Fund Advisors Ltd. re:  the:
                                    *       International Core Equity Portfolio
                                    Incorporated herein by reference to:
                                    Filing:          Post-Effective Amendment No. 77/78 to Registrant's
                                                     Registration Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     September 13, 2005.

                           (f)      Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia
                                    Ltd. re:  the:
                                    *       International Core Equity Portfolio
                                    Incorporated herein by reference to:
                                    Filing:          Post-Effective Amendment No. 77/78 to Registrant's
                                                     Registration Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     September 13, 2005.

                           (g)      Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional
                                    Fund Advisors Ltd. dated August 7, 2006 re:  the:
                                    *       Emerging Markets Social Core Equity Portfolio
                                    Incorporated herein by reference to:
                                    Filing:          Post-Effective Amendment No. 82/83 to Registrant's
                                                     Registration Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     August 4, 2006.

                           (h)      Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Ltd.
                                    dated August 7, 2006 re:  the:
                                    *       Emerging Markets Social Core Equity Portfolio
                                    Incorporated herein by reference to:
                                    Filing:          Post-Effective Amendment No. 82/83 to Registrant's
                                                     Registration Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     August 4, 2006.

                           (i)      Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional
                                    Fund Advisors Ltd. re:  the:
                                    *       DFA International Real Estate Securities Portfolio
                                    Incorporated herein by reference to:
                                    Filing:          Post-Effective Amendment No. 85/86 to Registrant's
                                                     Registration Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     December 5, 2006.

                           (j)      Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia
                                    Ltd. re:  the:
                                    *       DFA International Real Estate Securities Portfolio
                                    Incorporated herein by reference to:
                                    Filing:          Post-Effective Amendment No. 85/86 to Registrant's
                                                     Registration Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     December 5, 2006.

                           (k)      Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional
                                    Fund Advisors Ltd. re:  the:
                                    Incorporated herein by reference to:
                                    Filing:          Post-Effective Amendment No. 90/91 to Registrant's
                                                     Registration Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     May 8, 2007.

                           (l)      Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia
                                    Ltd. re:  the:
                                    Incorporated herein by reference to:
                                    Filing:          Post-Effective Amendment No. 90/91 to Registrant's
                                                     Registration Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     May 8, 2007.

         (e)      Underwriting Contracts.

                  (1)      Amended and Restated Distribution Agreement between the Registrant and DFA Securities
                           Inc. dated December 19, 2003.
                                    Incorporated herein by reference to:
                                    Filing:          Post-Effective Amendment No. 70/71 to Registrant's
                                                     Registration Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     March 29, 2004.

         (f)      Bonus or Profit Sharing Plans.
                  Not Applicable.

         (g)      Custodian Agreements.
                  (1)      Custodian Agreement between the Registrant and PNC Bank, N.A. (formerly Provident
                           National Bank) dated June 19, 1989  re:  the:
                           *        Enhanced U.S. Large Company Portfolio;
                           *        DFA Two-Year Corporate Fixed Income Portfolio; and
                           *        DFA Two-Year Government Portfolio
                           Incorporated herein by reference to:
                           Filing:          Post-Effective Amendment No. 37/38 to Registration Statement of the
                                            Registrant on form N-1A.
                           File Nos.:       2-73948 and 811-3258.
                           Filing Date:     November 22, 1995.

                  (2)      Form of Custodian Agreement between the Registrant and PNC Bank, N.A. (formerly
                           Provident National Bank) re:  the:
                           *        U.S. 9-10 Small Company Portfolio;
                           *        U.S. Large Company Portfolio;
                           *        DFA One-Year Fixed Income Portfolio;
                           *        DFA Intermediate Government Fixed Income Portfolio (formerly known as the DFA
                                    Intermediate Government Bond Portfolio; and
                           *        DFA Five-Year Government Portfolio
                           Previously filed with this registration statement and incorporated herein by reference.

                           (a)      Addendum Number One
                                    Incorporated herein by reference to:
                                    Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                                     Registration Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     January 22, 1999.

                           (b)      Addendum Number Two re:  the addition of:
                                    *       Tax-Managed U.S. Marketwide Value Portfolio X;
                                    *       Tax-Managed U.S. 5-10 Value Portfolio X;
                                    *       Tax-Managed U.S. 6-10 Small Company Portfolio X; and
                                    *       Tax-Managed DFA International Value Portfolio X
                                    Incorporated herein by reference to:
                                    Filing:          Post-Effective Amendment No. 70/71 to Registrant's
                                                     Registration Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     March 29, 2004.

                           (c)      Addendum Number Three re:  the addition of:
                                    *       LD U.S. Large Company Portfolio;
                                    *       HD U.S. Large Company Portfolio;
                                    *       LD U.S. Marketwide Value Portfolio; and
                                    *       HD U.S. Marketwide Value Portfolio
                                    Incorporated herein by reference to:
                                    Filing:          Post-Effective Amendment No. 70/71 to Registrant's
                                                     Registration Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     March 29, 2004.

                           (d)      Addendum Number Four re:  the reflection of the following name change:
                                    *       RWB/DFA International High Book to Market Portfolio to the AAM/DFA
                                            International High Book to Market Portfolio
                                    Incorporated herein by reference to:
                                    Filing:          Post-Effective Amendment No. 59/60 to the Registrant's
                                                     Registration Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     January 26, 2001.

                           (e)      Addendum Number Five re:  the reflection of the following name changes:
                                    *       U.S. 9-10 Small Company Portfolio to U.S. Micro Cap Portfolio
                                    *       U.S. 6-10 Small Company Portfolio to U.S. Small Cap Portfolio
                                    *       U.S. 4-10 Value Portfolio to U.S. Small XM Value Portfolio
                                    *       U.S. 6-10 Value Portfolio to U.S. Small Cap Value Portfolio
                                    *       Tax-Managed U.S. 6-10 Small Company Portfolio to Tax-Managed U.S.
                                            Small Cap Portfolio
                                    *       Tax-Managed U.S. 5-10 Value Portfolio to Tax-Managed U.S. Small Cap
                                            Value Portfolio
                                    Incorporated herein by reference to:
                                    Filing:          Post-Effective Amendment No. 70/71 to Registrant's
                                                     Registration Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     March 29, 2004.

                           (f)      Addendum Number Six re:  the addition of the:
                                    *       Tax-Managed U.S. Marketwide Portfolio;
                                    and the reflection of the following name changes:
                                    *       LD U.S. Large Company Portfolio to LD U.S. Marketwide Portfolio
                                    *       HD U.S. Large Company Portfolio to HD U.S. Marketwide Portfolio
                                    Incorporated herein by reference to:
                                    Filing:          Post-Effective Amendment No. 63/64 to the Registrant's
                                                     Registration Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     September 7, 2001.

                           (g)      Addendum Number Seven re:  the reflection of the following name change:
                                    *       Tax-Managed U.S. Marketwide Portfolio to Tax-Managed U.S. Equity
                                            Portfolio
                                    Incorporated herein by reference to:
                                    Filing:          Post-Effective Amendment No. 66/67 to the Registrant's
                                                     Registration Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     July 30, 2002.

                           (h)      Addendum Number Eight re:  the addition of the:
                                    *       DFA Short-Term Municipal Bond Portfolio
                                    Incorporated herein by reference to:
                                    Filing:          Post-Effective Amendment No. 66/67 to the Registrant's
                                                     Registration Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     July 30, 2002.

                           (i)      Form of Addendum Number Nine re:  the addition of the:
                                    *       Emerging Markets Core Equity Portfolio
                                    Incorporated herein by reference to:
                                    Filing:          Post-Effective Amendment No. 75/76 to Registrant's
                                                     Registration Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     March 30, 2005.

                           (j)      Addendum Number Ten re:  the addition of the:
                                    *       U.S. Core Equity 1 Portfolio;
                                    *       U.S. Core Equity 2 Portfolio;
                                    *       U.S. Vector Equity Portfolio;
                                    *       International Core Equity Portfolio;
                                    and the reflection of the following name changes:
                                    *       The Pacific Rim Small Company Portfolio to the Asia Pacific Small
                                    Company Portfolio
                                    Incorporated herein by reference to:
                                    Filing:          Post-Effective Amendment No. 77/78 to Registrant's
                                                     Registration Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     September 13, 2005.

         (h)      Other Material Contracts.
                  (1)      Transfer Agency Agreement.
                           Transfer Agency Agreement between the Registrant and PFPC Inc. (formerly Provident
                           Financial Processing Corporation) dated June 19, 1989.
                           Incorporated herein by reference to:
                           Filing:          Post-Effective Amendment No. 48/49 to the Registrant's Registration
                                            Statement on Form N-1A.
                           File Nos.:       2-73948 and 811-3258.
                           Filing Date:     March 20, 1998.

                           (a)      Addendum Number One
                                    Incorporated herein by reference to:
                                    Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                                     Registration Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     January 22, 1999.

                           (b)      Addendum Number Two re:  the addition of:
                                    *       Tax-Managed U.S. Marketwide Value Portfolio X;
                                    *       Tax-Managed U.S. 5-10 Value Portfolio X;
                                    *       Tax-Managed U.S. 6-10 Small Company Portfolio X; and
                                    *       Tax-Managed DFA International Value Portfolio X
                                    Incorporated herein by reference to:
                                    Filing:          Post-Effective Amendment No. 70/71 to Registrant's
                                                     Registration Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     March 29, 2004.

                           (c)      Addendum Number Three re:  the addition of:
                                    *       LD U.S. Large Company Portfolio;
                                    *       HD U.S. Large Company Portfolio;
                                    *       LD U.S. Marketwide Value Portfolio; and
                                    *       HD U.S. Marketwide Value Portfolio
                                    Incorporated herein by reference to:
                                    Filing:          Post-Effective Amendment No. 70/71 to Registrant's
                                                     Registration Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     March 29, 2004.

                           (d)      Addendum Number Four re:  the reflection of the following name change:
                                    *       RWB/DFA International High Book to Market Portfolio to the AAM/DFA
                                            International High Book to Market Portfolio
                                    Incorporated herein by reference to:
                                    Filing:          Post-Effective Amendment No. 59/60 to the Registrant's
                                                     Registration Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     January 26, 2001.

                           (e)      Addendum Number Five re:  the reflection of the following name changes:
                                    *       U.S. 9-10 Small Company Portfolio to U.S. Micro Cap Portfolio
                                    *       U.S. 6-10 Small Company Portfolio to U.S. Small Cap Portfolio
                                    *       U.S. 4-10 Value Portfolio to U.S. Small XM Value Portfolio
                                    *       U.S. 6-10 Value Portfolio to U.S. Small Cap Value Portfolio
                                    *       Tax-Managed U.S. 6-10 Small Company Portfolio to Tax-Managed U.S.
                                            Small Cap Portfolio
                                    *       Tax-Managed U.S. 5-10 Value Portfolio to Tax-Managed U.S. Small Cap
                                            Value Portfolio
                                    Incorporated herein by reference to:
                                    Filing:          Post-Effective Amendment No. 70/71 to Registrant's
                                                     Registration Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     March 29, 2004.

                           (f)      Addendum Number Six re:  the establishment of procedures for the provision of pricing information to Fidelity Investments Institutional Operations Company,
                                    Inc.
                                    Incorporated herein by reference to:
                                    Filing:          Post-Effective Amendment No. 63/64 to the Registrant's
                                                     Registration Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     September 7, 2001.

                           (g)      Addendum Number Seven re:  the addition of the:
                                    *       Tax-Managed U.S. Marketwide Portfolio
                                    and the reflection of the following name changes:
                                    *       LD U.S. Large Company Portfolio to LD U.S. Marketwide Portfolio
                                    *       HD U.S. Large Company Portfolio to HD U.S. Marketwide Portfolio
                                    Incorporated herein by reference to:
                                    Filing:          Post-Effective Amendment No. 63/64 to the Registrant's
                                                     Registration Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     September 7, 2001.

                           (h)      Addendum Number Eight re:  the reflection of the following name change:
                                    *       Tax-Managed U.S. Marketwide Portfolio to Tax-Managed U.S. Equity
                                            Portfolio
                                    Incorporated herein by reference to:
                                    Filing:          Post-Effective Amendment No. 66/67 to the Registrant's
                                                     Registration Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     July 30, 2002.

                           (i)      Addendum Number Nine re:  the addition of the:
                                    *       DFA Short-Term Municipal Bond Portfolio
                                    Incorporated herein by reference to:
                                    Filing:          Post-Effective Amendment No. 66/67 to the Registrant's
                                                     Registration Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     July 30, 2002.

                           (j)      Form of Addendum Number Ten re:  the addition of the:
                                    *       Emerging Markets Core Equity Portfolio
                                    Incorporated herein by reference to:
                                    Filing:          Post-Effective Amendment No. 75/76 to Registrant's
                                                     Registration Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     March 30, 2005.

                           (k)      Addendum Number Eleven re:  the addition of the:
                                    *       U.S. Core Equity 1 Portfolio;
                                    *       U.S. Core Equity 2 Portfolio;
                                    *       U.S. Vector Equity Portfolio;
                                    *       International Core Equity Portfolio;
                                    and the reflection of the following name changes:
                                    *       The Pacific Rim Small Company Portfolio to the Asia Pacific Small
                                    Company Portfolio
                                    Incorporated herein by reference to:
                                    Filing:          Post-Effective Amendment No. 77/78 to Registrant's
                                                     Registration Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     September 13, 2005.

                           (l)      Form of Addendum Number Fourteen re:  the addition of the:
                                    *       Emerging Markets Social Core Equity Portfolio
                                    Incorporated herein by reference to:
                                    Filing:          Post-Effective Amendment No. 82/83 to Registrant's
                                                     Registration Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     August 4, 2006.

                  (2)      Administration and Accounting Agreement
                           Administration and Accounting Services Agreement between the Registrant and PFPC dated
                           June 19, 1989.
                           Incorporated herein by reference to:
                           Filing:          Post-Effective Amendment No. 48/49 to Registrant's Registration
                                            Statement on Form N-1A.
                           File Nos.:       2-73948 and 811-3258.
                           Filing Date:     March 20, 1998.

                           (a)      Addendum Number One
                                    Incorporated herein by reference to:
                                    Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                                     Registration Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     January 22, 1999.

                           (b)      Addendum Number Two re:  the addition of:
                                    *       Tax-Managed U.S. Marketwide Value Portfolio X;
                                    *       Tax-Managed U.S. 5-10 Value Portfolio X;
                                    *       Tax-Managed U.S. 6-10 Small Company Portfolio X; and
                                    *       Tax-Managed DFA International Value Portfolio X
                                    Incorporated herein by reference to:
                                    Filing:          Post-Effective Amendment No. 70/71 to Registrant's
                                                     Registration Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     March 29, 2004.

                           (c)      Addendum Number Three re:  the addition of:
                                    *       LD U.S. Large Company Portfolio;
                                    *       HD U.S. Large Company Portfolio;
                                    *       LD U.S. Marketwide Value Portfolio; and
                                    *       HD U.S. Marketwide Value Portfolio
                                    Incorporated herein by reference to:
                                    Filing:          Post-Effective Amendment No. 70/71 to Registrant's
                                                     Registration Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     March 29, 2004.

                           (d)      Addendum Number Four re:  the reflection of the following name change:
                                    *       RWB/DFA International High Book to Market Portfolio to the AAM/DFA
                                            International High Book to Market Portfolio
                                    Incorporated herein by reference to:
                                    Filing:          Post-Effective Amendment No. 59/60 to the Registrant's
                                                     Registration Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     January 26, 2001.

                           (e)      Addendum Number Five re:  the reflection of the following name changes:
                                    *       U.S. 9-10 Small Company Portfolio to U.S. Micro Cap Portfolio
                                    *       U.S. 6-10 Small Company Portfolio to U.S. Small Cap Portfolio
                                    *       U.S. 4-10 Value Portfolio to U.S. Small XM Value Portfolio
                                    *       U.S. 6-10 Value Portfolio to U.S. Small Cap Value Portfolio
                                    *       Tax-Managed U.S. 6-10 Small Company Portfolio to Tax-Managed U.S.
                                            Small Cap Portfolio
                                    *       Tax-Managed U.S. 5-10 Value Portfolio to Tax-Managed U.S. Small Cap
                                            Value Portfolio
                                    Incorporated herein by reference to:
                                    Filing:          Post-Effective Amendment No. 70/71 to Registrant's
                                                     Registration Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     March 29, 2004.

                           (f)      Addendum Number Six re: the establishment of procedures for the provision of pricing information to Fidelity Investments Institutional Operations Company,
                                    Inc.
                                    Incorporated herein by reference to:
                                    Filing:          Post-Effective Amendment No. 63/64 to the Registrant's
                                                     Registration Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     September 7, 2001.

                           (g)      Addendum Number Seven re:  the addition of the:
                                    *       Tax-Managed U.S. Marketwide Portfolio
                                    and the reflection of the following name changes:
                                    *       LD U.S. Large Company Portfolio to LD U.S. Marketwide Portfolio
                                    *       HD U.S. Large Company Portfolio to HD U.S. Marketwide Portfolio
                                    Incorporated herein by reference to:
                                    Filing:          Post-Effective Amendment No. 63/64 to the Registrant's
                                                     Registration Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     September 7, 2001.

                           (h)      Addendum Number Eight re:  the reflection of the following name change:
                                    *       Tax-Managed U.S. Marketwide Portfolio to Tax-Managed U.S. Equity
                                            Portfolio
                                    Incorporated herein by reference to:
                                    Filing:          Post-Effective Amendment No. 66/67 to the Registrant's
                                                     Registration Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     July 30, 2002.

                           (i)      Addendum Number Nine re:  the addition of the:
                                    *       DFA Short-Term Municipal Bond Portfolio
                                    Incorporated herein by reference to:
                                    Filing:          Post-Effective Amendment No. 66/67 to the Registrant's
                                                     Registration Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     July 30, 2002.

                           (j)      Form of Addendum Number Ten re:  the addition of the:
                                    *       Emerging Markets Core Equity Portfolio
                                    Incorporated herein by reference to:
                                    Filing:          Post-Effective Amendment No. 75/76 to Registrant's
                                                     Registration Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     March 30, 2005.

                           (k)      Addendum Number Eleven re:  the addition of the:
                                    *       U.S. Core Equity 1 Portfolio;
                                    *       U.S. Core Equity 2 Portfolio;
                                    *       U.S. Vector Equity Portfolio;
                                    *       International Core Equity Portfolio;
                                    and the reflection of the following name changes:
                                    *       The Pacific Rim Small Company Portfolio to the Asia Pacific Small
                                    Company Portfolio
                                    Incorporated herein by reference to:
                                    Filing:          Post-Effective Amendment No. 77/78 to Registrant's
                                                     Registration Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     September 13, 2005.

                           (l)      Form of Addendum Number Seventeen re:  the addition of the:
                                    *       Emerging Markets Social Core Equity Portfolio
                                    Incorporated herein by reference to:
                                    Filing:          Post-Effective Amendment No. 82/83 to Registrant's
                                                     Registration Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     August 4, 2006.

                  (3)      Administration Agreements.
                           Administration Agreements between the Registrant and DFA.
                           (a)      Dated January 6, 1993 re:  the
                                    *       DFA One-Year Fixed Income Portfolio (formerly The DFA Fixed Income
                                            Shares)
                                    Incorporated herein by reference to:
                                    Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                                     Registration Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     January 22, 1999

                           (b)      Dated August 8, 1996 re:  the:
                                    *       Japanese Small Company Portfolio
                                    Incorporated herein by reference to:
                                    Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                                     Registration Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     January 22, 1999.

                           (c)      Dated August 8, 1996 re:  the
                                    *       United Kingdom Small Company Portfolio
                                    Incorporated herein by reference to:
                                    Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                                     Registration Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     January 22, 1999.

                           (d)      Dated August 8, 1996 re:  the
                                    *       Continental Small Company Portfolio
                                    Incorporated herein by reference to:
                                    Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                                     Registration Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     January 22, 1999.

                           (e)      Form of Amended and Restated Administration Agreement dated March 30, 2006 re:
                                    the:
                                    *       U.S. Large Company Portfolio
                                    Incorporated herein by reference to:
                                    Filing:          Post-Effective Amendment No. 78/79 to Registrant's
                                                     Registration Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     March 30, 2006.

                           (f)      Dated August 8, 1996 re:  the
                                    *       Pacific Rim Small Company Portfolio
                                    Incorporated herein by reference to:
                                    Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                                     Registration Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     January 22, 1999.

                                    (1)     Addendum Number One re:  the reflection of the following name change:
                                            *        Pacific Rim Small Company Portfolio to Asia Pacific Small
                                                     Company Portfolio
                                            Incorporated herein by reference to:
                                            Filing:  Post-Effective Amendment No. 78/79 to Registrant's
                                                     Registration Statement on Form N-1A.
                                            File Nos.:        2-73948 and 811-3258.
                                            Filing Date:      March 30, 2006.

                           (g)      Dated January 6, 1993 re:  the
                                    *       U.S. Small Cap Portfolio
                                    Incorporated herein by reference to:
                                    Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                                     Registration Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     January 22, 1999.

                                    (1)     Addendum Number One re:  the reflection of the following name change:
                                            *        U.S. 6-10 Small Company Portfolio to U.S. Small Cap Portfolio
                                            Incorporated herein by reference to:
                                            Filing:  Post-Effective Amendment No. 70/71 to Registrant's
                                                     Registration Statement on Form N-1A.
                                            File Nos.:        2-73948 and 811-3258.
                                            Filing Date:      March 29, 2004.

                           (h)      Dated January 6, 1993 re:  the:
                                    *       U.S. Large Cap Value Portfolio (formerly the U.S. Large Cap High
                                            Book-to-Market Portfolio)
                                    Incorporated herein by reference to:
                                    Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                                     Registration Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     January 22, 1999.

                           (i)      Dated January 6, 1993 re:  the:
                                    *       U.S. Small Cap Value Portfolio
                                    Incorporated herein by reference to:
                                    Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                                     Registration Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     January 22, 1999.

                                    (1)     Addendum Number One re:  the reflection of the following name change:
                                            *        U.S. 6-10 Value Portfolio (formerly the U.S. Small Cap High
                                                     Book to Market Portfolio) to U.S. Small Cap Value Portfolio
                                            Incorporated herein by reference to:
                                            Filing:  Post-Effective Amendment No. 70/71 to Registrant's
                                                     Registration Statement on Form N-1A.
                                            File Nos.:        2-73948 and 811-3258.
                                            Filing Date:      March 29, 2004.

                           (j)      Dated February 8, 1996 re:  the
                                    *       RWB/DFA International High Book to Market Portfolio (formerly DFA
                                            International High Book to Market Portfolio; formerly the Reinhardt
                                            Werba Bowen International Large Stock Portfolio)
                                    Incorporated herein by reference to:
                                    Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                                     Registration Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     January 22, 1999.

                                    (1)     Addendum Number One re:  the reflection of the following name change:
                                            *        RWB/DFA International High Book to Market Portfolio to the
                                                     AAM/DFA International High Book to Market Portfolio
                                            Incorporated herein by reference to:
                                            Filing:           Post-Effective Amendment No. 59/60 to Registrant's
                                                              Registration Statement on Form N-1A.
                                            File Nos.:        2-73948 and 811-3258.
                                            Filing Date:      January 26, 2001.

                           (k)      Dated March 30, 1994 re:
                                    *       Emerging Markets Portfolios
                                    Incorporated herein by reference to:
                                    Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                                     Registration Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     January 22, 1999.

                           (l)      Dated February 8, 1996 re:  the:
                                    *       Enhanced U.S. Large Company Portfolio
                                    Incorporated herein by reference to:
                                    Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                                     Registration Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     January 22, 1999.

                           (m)      Dated February 8, 1996 re:  the
                                    *       DFA Two-Year Global Fixed Income Portfolio
                                    Incorporated herein by reference to:
                                    Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                                     Registration Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     January 22, 1999.

                           (n)      Form of Dated August 8, 1996 re:  the:
                                    *       International Small Company Portfolio
                                    Incorporated herein by reference to:
                                    Filing:          Post-Effective Amendment No. 70/71 to Registrant's
                                                     Registration Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     March 29, 2004.

                           (o)      Dated December 19, 1996 re:  the:
                                    *       Emerging Markets Small Cap Portfolio
                                    Incorporated herein by reference to:
                                    Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                                     Registration Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     January 22, 1999.

                           (p)      Dated November 30, 1997 re:  the:
                                    *       U.S. Micro Cap Portfolio
                                    Incorporated herein by reference to:
                                    Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                                     Registration Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     January 22, 1999.

                                    (1)     Form of Addendum Number One re:  the reflection of the following name change:
                                            *        U.S. 9-10 Small Company Portfolio to U.S. Micro Cap Portfolio
                                            Incorporated herein by reference to:
                                            Filing:           Post-Effective Amendment No. 60/61 to the
                                                              Registrant's Registration Statement on Form N-1A.
                                            File Nos.:        2-73948 and 811-3258.
                                            Filing Date:      March 23, 2001.

                           (q)      Form of Amended and Restated re:  the:
                                    *       U.S. Targeted Value Portfolio
                                    Incorporated herein by reference to:
                                    Filing:          Post-Effective Amendment No. 88/89 to Registrant's
                                                     Registration Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     March 30, 2007.

                           (r)      Dated November 30, 1997 re:  the:
                                    *       Emerging Markets Value Portfolio
                                    Incorporated herein by reference to:
                                    Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                                     Registration Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     January 22, 1999.

                           (s)      Dated December 8, 1998 re:  the:
                                    *       Tax-Managed U.S. Marketwide Value Portfolio
                                    Incorporated herein by reference to:
                                    Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                                     Registration Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     January 22, 1999.

                           (t)      Form of Dated August 1, 2001 re: the:
                                    *       Tax-Managed U.S. Equity Portfolio
                                    Incorporated herein by reference to:
                                    Filing:          Post-Effective Amendment No. 61/62 to the Registrant's
                                                     Registration Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     May 18, 2001.

                                    (1)     Addendum Number One re:  the reflection of the following name change:
                                            *        Tax-Managed U.S. Marketwide Portfolio to Tax-Managed U.S.
                                                     Equity Portfolio
                                            Incorporated herein by reference to:
                                            Filing:           Post-Effective Amendment No. 66/67 to the
                                                              Registrant's Registration Statement on Form N-1A.
                                            File Nos.:        2-73948 and 811-3258.
                                            Filing Date:      July 30, 2002.

                  (4)      Other.
                           (a)      Form of Marketing Agreement dated June 29, 1994 between DFA and National Home
                                    Life Assurance Company.
                                    Incorporated herein by reference to:
                                    Filing:          Post-Effective Amendment No. 33/34 to the Registrant's
                                                     Registration Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     June 19, 1995.

                           (b)      Participation Agreement between DFA Investment Dimensions Group, Inc., DFA,
                                    DFA Securities, Inc. and National Home Life Assurance Company.
                                    Incorporated herein by reference to:
                                    Filing:          Post-Effective Amendment No. 33/34 to the Registrant's
                                                     Registration Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     June 19, 1995.

                           (c)      Form of Client Service Agent Agreement re:  the:
                                    *       RWB/DFA International High Book to Market Portfolio (formerly the DFA
                                            International High Book to Market Portfolio and Reinhardt Werba Bowen
                                            International Large Stock Portfolio).
                                    Incorporated herein by reference to:
                                    Filing:          Post-Effective Amendment No. 37/38 to the Registrant's
                                                     Registration Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     November 22, 1995.

                                    (1)     Addendum Number One re:  the reflection of the following name change:
                                            *        RWB/DFA International High Book to Market Portfolio to the
                                                     AAM/DFA International High Book to Market Portfolio
                                            Incorporated herein by reference to:
                                            Filing:           Post-Effective Amendment No. 59/60 to the
                                                              Registrant's Registration Statement on Form N-1A.
                                            File Nos.:        2-73948 and 811-3258.
                                            Filing Date:      January 26, 2001.

                           (d)      Fee Waiver and Expense Assumption Agreement between the Registrant and DFA dated August 7, 2006.
                                    Incorporated herein by reference to:
                                    Filing:          Post-Effective Amendment No. 82/83 to Registrant's
                                                     Registration Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     August 4, 2006.

                           (e)      Fee Waiver and Expense Assumption Agreement between the Registrant and DFA dated September 12, 2006 re:
                                    *       DFA Inflation-Protected Securities Portfolio
                                    Incorporated herein by reference to:
                                    Filing:          Post-Effective Amendment No. 83/84 to Registrant's
                                                     Registration Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     September 12, 2006.

                           (f)      Form of Fee Waiver and Expense Assumption Agreement between the Registrant and
                                    DFA re:
                                    *       DFA International Real Estate Securities Portfolio
                                    Incorporated herein by reference to:
                                    Filing:          Post-Effective Amendment No. 88/89 to Registrant's
                                                     Registration Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     March 30, 2007.

                           (g)      Form of Fee Waiver and Expense Assumption Agreement between the Registrant and
                                    DFA re:
                                    *       DFA California Short-Term Municipal Bond Portfolio
                                    *       T.A. U.S. Core Equity 2 Portfolio
                                    Incorporated herein by reference to:
                                    Filing:          Post-Effective Amendment No. 88/89 to Registrant's
                                                     Registration Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     March 30, 2007.

                           (h)      Form of Amended and Restated Fee Waiver and Expense Assumption Agreement
                                    between the Registrant and DFA re:
                                    *       Emerging Markets Core Equity Portfolio
                                    *       U.S. Core Equity 1 Portfolio
                                    *       U.S. Core Equity 2 Portfolio
                                    *       U.S. Vector Equity Portfolio
                                    *       International Core Equity Portfolio
                                    Incorporated herein by reference to:
                                    Filing:          Post-Effective Amendment No. 88/89 to Registrant's
                                                     Registration Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     March 30, 2007.

                           (i)      Form of Amended and Restated Fee Waiver and Expense Assumption Agreement
                                    between the Registrant and DFA re:
                                    *       U.S. Large Company Portfolio
                                    *       U.S. Targeted Value Portfolio
                                    *       International Small Company Portfolio
                                    *       Japanese Small Company Portfolio
                                    *       United Kingdom Small Company Portfolio
                                    *       Continental Small Company Portfolio
                                    *       Asia Pacific Small Company Portfolio (formerly, Pacific Rim Small
                                            Company Portfolio)
                                    *       Tax-Managed U.S. Equity Portfolio
                                    *       DFA Short-Term Municipal Bond Portfolio
                                    *       DFA Inflation-Protected Securities Portfolio
                                    *       Emerging Markets Social Core Equity Portfolio
                                    Incorporated herein by reference to:
                                    Filing:          Post-Effective Amendment No. 88/89 to Registrant's
                                                     Registration Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     March 30, 2007.

                           (j)      Form of Fee Waiver Agreement between the Registrant and DFA re:
                                    *       U.S. Social Core Equity 2 Portfolio
                                    ELECTRONICALLY FILED HEREWITH AS EXHIBIT NO. EX-99.h.4.j.

          (i)     Legal Opinion.

                  (1)      Legal Opinion of Stradley, Ronon, Stevens & Young, LLP.
                           Incorporated herein by reference to:
                           Filing:          Post-Effective Amendment No. 88/89 to Registrant's Registration
                                            Statement on Form N-1A.
                           File Nos.:       2-73948 and 811-3258.
                           Filing Date:     March 30, 2007.

         (j)      Other Opinions.
                  (1)      Consent of PricewaterhouseCoopers
                           Incorporated herein by reference to:
                           Filing:  Post-Effective Amendment No. 88/89 to Registrant's Registration Statement on
                           Form N-1A.
                           File Nos.:       2-73948 and 811-3258.
                           Filing Date:     March 30, 2007.

         (k)      Omitted Financial Statements.
                  Not applicable.

         (l)      Initial Capital Agreements.
                  Subscription Agreement under Section 14(a)(3) of the Investment Company Act of 1940.
                  Previously filed with this registration statement and incorporated herein by reference.

         (m)      Rule 12b-1 Plans.
                  Not Applicable

         (n)      Plans pursuant to Rule 18f-3.

                  (1)      Multiple Class Plan Pursuant to Rule 18f-3, adopted April 1, 2004, re:  the:
                           *        U.S. Small Cap Value Portfolio
                           Incorporated herein by reference to:
                           Filing:          Post-Effective Amendment No. 71/72 to Registrant's Registration
                                            Statement on Form N-1A.
                           File Nos.:       2-73948 and 811-3258.
                           Filing Date:     June 28, 2004.

         (o)      Powers-of-Attorney.
                  (1)      On behalf of the Registrant, dated as of March 30, 2007, appointing David G. Booth,
                           David R. Martin, Catherine L. Newell, Valerie A. Brown and Jeff J. Jeon as
                           attorneys-in-fact to David G. Booth, Rex A. Sinquefield, George M. Constantinides,
                           John P. Gould, Roger G. Ibbotson, Robert C. Merton, Myron S. Scholes, Abbie J. Smith
                           and David R. Martin.
                           Incorporated herein by reference to:
                           Filing:          Post-Effective Amendment No. 88/89 to Registrant's Registration
                                            Statement on Form N-1A.
                           File Nos.:       2-73948 and 811-3258.
                           Filing Date:     March 30, 2007.

                  (2)      On behalf of The DFA Investment Trust Company, Power-of-Attorney dated as of March 30,
                           2007, appointing David G. Booth, David R. Martin, Catherine L. Newell, Valerie A.
                           Brown and Jeff J. Jeon as attorneys-in-fact to David G. Booth, Rex A. Sinquefield,
                           George M. Constantinides, John P. Gould, Roger G. Ibbotson, Robert C. Merton, Myron S.
                           Scholes, Abbie J. Smith and David R. Martin.
                           Incorporated herein by reference to:
                           Filing:          Post-Effective Amendment No. 88/89 to Registrant's Registration
                                            Statement on Form N-1A.
                           File Nos.:       2-73948 and 811-3258.
                           Filing Date:     March 30, 2007.

                  (3)      On behalf of Dimensional Emerging Markets Value Fund Inc., Power-of-Attorney dated as of March 30, 2007, appointing David G. Booth, David R. Martin, Catherine L. Newell,
                           Valerie A. Brown and Jeff J. Jeon as attorneys-in-fact to David G. Booth, Rex A.
                           Sinquefield, George M. Constantinides, John P. Gould, Roger G. Ibbotson, Robert C.
                           Merton, Myron S. Scholes, Abbie J. Smith and David R. Martin.
                           Incorporated herein by reference to:
                           Filing:          Post-Effective Amendment No. 88/89 to Registrant's Registration
                                            Statement on Form N-1A.
                           File Nos.:       2-73948 and 811-3258.
                           Filing Date:     March 30, 2007.

         (p)      Codes of Ethics.
                  (1)      Code of Ethics of Registrant, Adviser, Sub-Advisers and Underwriter.
                           Incorporated herein by reference to:
                           Filing:          Post-Effective Amendment No. 69/70 to Registrant's Registration
                                            Statement on Form N-1A.
                           File Nos.:       2-73948 and 811-3258.
                           Filing Date:     January 29, 2004.

ITEM 24.          PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND.

                  None.

ITEM 25. INDEMNIFICATION.

                  Reference is made to Section 1 of Article IX of the Registrant's Amended and Restated By-Laws,
                  which provide for indemnification, as set forth below.

                           With respect to the indemnification of the Officers and Directors of the Corporation:
                           (a)      The Corporation shall indemnify each Officer and Director made party to a proceeding, by reason of service in such capacity, to the fullest extent, and in the manner provided, under Section 2-418 of the Maryland General
                                    Corporation Law:  (i) unless it is proved that the person seeking indemnification did not meet the standard of conduct set forth in subsection
                                    (b)(1) of such section; and (ii) provided, that the Corporation shall not indemnify any officer or Director for any liability to the Corporation or its security holders arising from the willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office.

                           (b)      The provisions of clause (i) of paragraph (a) herein notwithstanding, the
                                    Corporation shall indemnify each Officer and Director against reasonable expenses incurred in connection with the successful defense of any proceeding to which such Officer or Director is a party by reason of service in such capacity.

                           (c)      The Corporation, in the manner and to the extent provided by applicable law, shall advance to each Officer and Director who is made party to a proceeding by reason of service in such capacity the reasonable expenses incurred by such person in connection therewith.

ITEM 26.          BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISOR.

                  (a)      Dimensional Fund Advisors LP, with a principal place of business located at 1299 Ocean
                           Avenue, Santa Monica, CA  90401, the investment manager for the Registrant, is also the investment manager for three other registered open-end investment companies, The
                           DFA Investment Trust Company, Dimensional Emerging Markets Value Fund Inc. and
                           Dimensional Investment Group Inc.  The Advisor also serves as sub-advisor for certain other registered investment companies.

                           The Advisor is engaged in the business of providing investment advice primarily to institutional investors.  For additional information, please see "Management of the
                           Fund" in PART A and "Directors and Officers" in PART B of this Registration Statement.

                           Additional information as to the Advisor and the directors and officers of the Advisor is included in the Advisor's Form ADV filed with the Commission (File No. 801-16283), which is incorporated herein by reference and sets forth the officers and directors of the Advisor and information as to any business, profession, vocation or employment or a substantial nature engaged in by those officers and directors during the past two years.

                  (b)      The Sub-Advisor for the VA International Small Portfolio, International Core Equity
                           Portfolio, Emerging Markets Social Core Equity Portfolio, DFA International Real
                           Estate Securities Portfolio and CSTG&E International Social Core Equity Portfolio,
                           each a series of the Registrant, is Dimensional Fund Advisors Ltd. ("DFAL").  DFAL has
                           its principal place of business is 7 Down Street London W1J7AJ, United Kingdom.
                           Additional information as to the DFAL and the directors and officers of DFAL is included in the DFAL's Form ADV filed with the Commission (File No. 801-40136), which is incorporated herein by reference and sets forth the officers and directors of DFAL and information as to any business, profession, vocation or employment or a substantial nature engaged in by those officers and directors during the past two years.

                  (c)      The Sub-Advisor for the VA International Small Portfolio, International Core Equity
                           Portfolio, Emerging Markets Social Core Equity Portfolio, DFA International Real
                           Estate Securities Portfolio and CSTG&E International Social Core Equity Portfolio,
                           each a series of the Registrant,  is DFA Australia Limited ("DFA Australia").  DFA has
                           its principal placed of business is Level 29 Gateway, 1 MacQuarie Place, Sydney, New
                           South Wales 2000, Australia.  Additional information as to DFA Australia and the directors and officers of DFA Australia is included in DFA Australia's Form ADV filed with the Commission (File No. 801-48036), which is incorporated herein by reference and sets forth the officers and directors of DFA Australia and information as to any business, profession, vocation or employment or a substantial nature engaged in by those officers and directors during the past two years.

ITEM 27. PRINCIPAL UNDERWRITERS.

         (a)      DFA Securities Inc., ("DFAS") is the principal underwriter for the Registrant.  DFAS also serves as principal underwriter for The DFA Investment Trust Company, Dimensional Emerging
                  Markets Value Fund Inc. and Dimensional Investment Group Inc.

         (b)      The following table sets forth information as to the Distributor's Directors, Officers,
                  Partners and Control Persons:

        ---------------------------------------- -------------------------------- -------------------------------
          Name and Principal Business Address      Positions and Offices with       Positions and Offices with
                                                           Underwriter                         Fund
        ---------------------------------------- -------------------------------- -------------------------------
        M. Akbar Ali                             Vice President                   Vice President
        1299 Ocean Avenue
        Santa Monica, CA 90401
        ---------------------------------------- -------------------------------- -------------------------------
        Darryl Avery                             Vice President                   Vice President
        1299 Ocean Avenue
        Santa Monica, CA 90401
        ---------------------------------------- -------------------------------- -------------------------------
        Arthur H. Barlow                         Vice President                   Vice President
        1299 Ocean Avenue
        Santa Monica, CA 90401
        ---------------------------------------- -------------------------------- -------------------------------
        Scott A. Bosworth                        Vice President                   Vice President
        1299 Ocean Avenue
        Santa Monica, CA 90401
        ---------------------------------------- -------------------------------- -------------------------------
        Valerie A. Brown                         Vice President and Assistant     Vice President and Assistant
        1299 Ocean Avenue                        Secretary                        Secretary
        Santa Monica, CA 90401
        ---------------------------------------- -------------------------------- -------------------------------
        David P. Butler                          Vice President                   Vice President
        1299 Ocean Avenue
        Santa Monica, CA 90401
        ---------------------------------------- -------------------------------- -------------------------------
        Patrick Carter                           Vice President                   Vice President
        1299 Ocean Avenue
        Santa Monica, CA 90401
        ---------------------------------------- -------------------------------- -------------------------------
        Stephen A. Clark                         Vice President                   Vice President
        1299 Ocean Avenue
        Santa Monica, CA 90401
        ---------------------------------------- -------------------------------- -------------------------------
        Robert P. Cornell                        Vice President                   Vice President
        1299 Ocean Avenue
        Santa Monica, CA 90401
        ---------------------------------------- -------------------------------- -------------------------------
        Christopher S. Crossan                   Vice President and Chief         Vice President and Chief
        1299 Ocean Avenue                        Compliance Officer               Compliance Officer
        Santa Monica, CA 90401
        ---------------------------------------- -------------------------------- -------------------------------
        James L. Davis                           Vice President                   Vice President
        1299 Ocean Avenue
        Santa Monica, CA 90401
        ---------------------------------------- -------------------------------- -------------------------------
        Robert T. Deere                          Vice President                   Vice President
        1299 Ocean Avenue
        Santa Monica, CA 90401
        ---------------------------------------- -------------------------------- -------------------------------
        Robert W. Dintzner                       Vice President                   Vice President
        1299 Ocean Avenue
        Santa Monica, CA 90401
        ---------------------------------------- -------------------------------- -------------------------------
        Kenneth Elmgren                          Vice President                   Vice President
        1299 Ocean Avenue
        Santa Monica, CA 90401
        ---------------------------------------- -------------------------------- -------------------------------
        Richard A. Eustice                       Vice President and Assistant     Vice President and Assistant
        1299 Ocean Avenue                        Secretary                        Secretary
        Santa Monica, CA 90401
        ---------------------------------------- -------------------------------- -------------------------------
        Eugene F. Fama, Jr.                      Vice President                   Vice President
        1299 Ocean Avenue
        Santa Monica, CA 90401
        ---------------------------------------- -------------------------------- -------------------------------
        Gretchen A. Flicker                      Vice President                   Vice President
        1299 Ocean Avenue
        Santa Monica, CA 90401
        ---------------------------------------- -------------------------------- -------------------------------
        Glenn S. Freed                           Vice President                   Vice President
        1299 Ocean Avenue
        Santa Monica, CA 90401
        ---------------------------------------- -------------------------------- -------------------------------
        Jennifer Fromm                           Vice President                   Vice President
        1299 Ocean Avenue
        Santa Monica, CA 90401
        ---------------------------------------- -------------------------------- -------------------------------
        Mark R. Gochnour                         Vice President                   Vice President
        1299 Ocean Avenue
        Santa Monica, CA 90401
        ---------------------------------------- -------------------------------- -------------------------------
        Henry F. Gray                            Vice President                   Vice President
        1299 Ocean Avenue
        Santa Monica, CA 90401
        ---------------------------------------- -------------------------------- -------------------------------
        John T. Gray                             Vice President                   Vice President
        1299 Ocean Avenue
        Santa Monica, CA 90401
        ---------------------------------------- -------------------------------- -------------------------------
        Darla Hastings                           Vice President                   Vice President
        1299 Ocean Avenue
        Santa Monica, CA 90401
        ---------------------------------------- -------------------------------- -------------------------------
        Joel H. Hefner                           Vice President                   Vice President
        1299 Ocean Avenue
        Santa Monica, CA 90401
        ---------------------------------------- -------------------------------- -------------------------------
        Julie C. Henderson                       Vice President and Fund          Vice President and Fund
        1299 Ocean Avenue                        Controller                       Controller
        Santa Monica, CA 90401
        ---------------------------------------- -------------------------------- -------------------------------
        Kevin B. Hight                           Vice President                   Vice President
        1299 Ocean Avenue
        Santa Monica, CA 90401
        ---------------------------------------- -------------------------------- -------------------------------
        Christine W. Ho                          Vice President                   Vice President
        1299 Ocean Avenue
        Santa Monica, CA 90401
        ---------------------------------------- -------------------------------- -------------------------------
        Jeff J. Jeon                             Vice President                   Vice President
        1299 Ocean Avenue
        Santa Monica, CA 90401
        ---------------------------------------- -------------------------------- -------------------------------
        Patrick M. Keating                       Vice President                   Vice President
        1299 Ocean Avenue
        Santa Monica, CA 90401
        ---------------------------------------- -------------------------------- -------------------------------
        Joseph F. Kolerich                       Vice President                   Vice President
        1299 Ocean Avenue
        Santa Monica, CA 90401
        ---------------------------------------- -------------------------------- -------------------------------
        Michael F. Lane                          Vice President                   Vice President
        1299 Ocean Avenue
        Santa Monica, CA 90401
        ---------------------------------------- -------------------------------- -------------------------------
        Kristina M. LaRusso                      Vice President                   Vice President
        1299 Ocean Avenue
        Santa Monica, CA 90401
        ---------------------------------------- -------------------------------- -------------------------------
        Juliet H. Lee                            Vice President                   Vice President
        1299 Ocean Avenue
        Santa Monica, CA 90401
        ---------------------------------------- -------------------------------- -------------------------------
        David R. Martin                          Vice President, Chief            Vice President, Chief
        1299 Ocean Avenue                        Financial Officer and Treasurer  Financial Officer and
        Santa Monica, CA 90401                                                    Treasurer
        ---------------------------------------- -------------------------------- -------------------------------
        Heather E. Mathews                       Vice President                   Vice President
        1299 Ocean Avenue
        Santa Monica, CA 90401
        ---------------------------------------- -------------------------------- -------------------------------
        David M. New                             Vice President                   Vice President
        1299 Ocean Avenue
        Santa Monica, CA 90401
        ---------------------------------------- -------------------------------- -------------------------------
        Catherine L. Newell                      Vice President and Secretary     Vice President and Secretary
        1299 Ocean Avenue
        Santa Monica, CA 90401
        ---------------------------------------- -------------------------------- -------------------------------
        Gerard K. O'Reilly                       Vice President                   Vice President
        1299 Ocean Avenue
        Santa Monica, CA 90401
        ---------------------------------------- -------------------------------- -------------------------------
        Carmen Palafox                           Vice President                   Vice President
        1299 Ocean Avenue
        Santa Monica, CA 90401
        ---------------------------------------- -------------------------------- -------------------------------
        Sonya K. Park                            Vice President                   Vice President
        1299 Ocean Avenue
        Santa Monica, CA 90401
        ---------------------------------------- -------------------------------- -------------------------------
        David A. Plecha                          Vice President                   Vice President
        1299 Ocean Avenue
        Santa Monica, CA 90401
        ---------------------------------------- -------------------------------- -------------------------------
        Eduardo A. Repetto                       Vice President and Chief         Vice President and Chief
        1299 Ocean Avenue                        Investment Officer               Investment Officer
        Santa Monica, CA 90401
        ---------------------------------------- -------------------------------- -------------------------------
        L. Jacobo Rodriguez                      Vice President                   Vice President
        1299 Ocean Avenue
        Santa Monica, CA 90401
        ---------------------------------------- -------------------------------- -------------------------------
        Michael T. Scardina                      Vice President                   Vice President
        1299 Ocean Avenue
        Santa Monica, CA 90401
        ---------------------------------------- -------------------------------- -------------------------------
        David E. Schneider                       Vice President                   Vice President
        1299 Ocean Avenue
        Santa Monica, CA 90401
        ---------------------------------------- -------------------------------- -------------------------------
        Ted R. Simpson                           Vice President                   Vice President
        1299 Ocean Avenue
        Santa Monica, CA 90401
        ---------------------------------------- -------------------------------- -------------------------------
        Bryce D. Skaff                           Vice President                   Vice President
        1299 Ocean Avenue
        Santa Monica, CA 90401
        ---------------------------------------- -------------------------------- -------------------------------
        Grady M. Smith                           Vice President                   Vice President
        1299 Ocean Avenue
        Santa Monica, CA 90401
        ---------------------------------------- -------------------------------- -------------------------------
        Carl G. Snyder                           Vice President                   Vice President
        1299 Ocean Avenue
        Santa Monica, CA 90401
        ---------------------------------------- -------------------------------- -------------------------------
        Lawrence R. Spieth                       Vice President                   Vice President
        10 South Wacker Drive
        Suite 2275
        Chicago, IL 60606
        ---------------------------------------- -------------------------------- -------------------------------
        Bradley G. Steiman                       Vice President                   Vice President
        Suite 910, 1055 West Hastings
        Vancouver, B.C. V6E 2E9
        ---------------------------------------- -------------------------------- -------------------------------
        Karen E. Umland                          Vice President                   Vice President
        1299 Ocean Avenue
        Santa Monica, CA 90401
        ---------------------------------------- -------------------------------- -------------------------------
        Carol W. Wardlaw                         Vice President                   Vice President
        10 South Wacker Drive
        Suite 2275
        Chicago, IL 60606
        ---------------------------------------- -------------------------------- -------------------------------
        Weston J. Wellington                     Vice President                   Vice President
        1299 Ocean Avenue
        Santa Monica, CA 90401
        ---------------------------------------- -------------------------------- -------------------------------
        Daniel M. Wheeler                        Vice President                   Vice President
        1299 Ocean Avenue
        Santa Monica, CA 90401
        ---------------------------------------- -------------------------------- -------------------------------
        Ryan Wiley                               Vice President                   Vice President
        1299 Ocean Avenue
        Santa Monica, CA 90401
        ---------------------------------------- -------------------------------- -------------------------------
        Paul E. Wise                             Vice President                   Vice President
        1299 Ocean Avenue
        Santa Monica, CA 90401
        ---------------------------------------- -------------------------------- -------------------------------
        Dimensional Fund Advisors LP             Shareholder
        1299 Ocean Avenue
        Santa Monica, CA 90401
        ---------------------------------------- -------------------------------- -------------------------------

         (c)      Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.
                  The accounts and records of the Registrant are located at the office of the Registrant and at additional locations, as follows:

                 Name                                   Address
                 DFA Investment Dimensions Group Inc.   1299 Ocean Avenue
                                                        Santa Monica, CA 90401

                 PFPC Inc.                              301 Bellevue Parkway,
                                                        Wilmington, DE 19809

ITEM 29. MANAGEMENT SERVICES.
                  None.

ITEM 30. UNDERTAKINGS.
                  Not Applicable.

                                   SIGNATURES

Pursuant to the  requirements of the Securities Act of 1933 (the "1933 Act") and
the Investment Company Act of 1940, as amended, the Registrant certifies that it meets  all of the  requirements  for  the  effectiveness  of  this  registration
statement   under  Rule   485(b)   under  the  1933  Act  and  has  duly  caused
Post-Effective  Amendment No. 91/92 to this Registration  Statement to be signed on its behalf by the  undersigned,  thereunto  duly  authorized,  in the City of
Santa Monica, the State of California, as of the 6th day of July, 2007.

                                    DFA INVESTMENT DIMENSIONS GROUP INC.
                                                (Registrant)

                                    By:     /s/ David G. Booth *
                                            David G. Booth, President
                                            (Signature and Title)

Pursuant  to the  requirements  of the  Securities  Act of 1933,  Post-Effective
Amendment No. 90/91 to this Registration  Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                               Title                         Date

/s/ David G. Booth            *   President, Director,            July 6, 2007
David G. Booth                    Chairman and Chief
                                  Executive Officer

/s/ Rex A. Sinquefield        *   Director                        July 6, 2007
Rex A. Sinquefield

/s/ David R. Martin           *   Chief Financial                 July 6, 2007
David R. Martin                   Officer, Treasurer
                                  and Vice President

/s/ George M. Constantinides  *   Director                        July 6, 2007
George M. Constantinides

/s/ John P. Gould             *   Director                        July 6, 2007
John P. Gould

/s/ Roger G. Ibbotson         *   Director                        July 6, 2007
Roger G. Ibbotson

/s/ Robert C. Merton          *   Director                        July 6, 2007
Robert C. Merton

/s/ Myron S. Scholes          *   Director                        July 6, 2007
Myron S. Scholes

/s/ Abbie J. Smith            *   Director                        July 6, 2007
Abbie J. Smith

                  * By: /s/ Valerie A. Brown
                        Valerie A. Brown
                        Attorney-in-Fact (Pursuant to a Power-of-Attorney)

                                  EXHIBIT INDEX

N-1A Exhibit No.    EDGAR Exhibit No.      Description

23(a)(16)           EX-99.a.16             Articles of Amendment
23(a)(17)           EX-99.a.17             Articles Supplementary
23(h)(4)(j)         EX-99.h.4.j            Form of Fee Waiver Agreement